                                                     Registration No. 33-23223
                                                             File No. 811-5582

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. __                                           [   ]

Post-Effective Amendment No. 24                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

Amendment No. 23                                                           [X]

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                          OPPENHEIMER CASH RESERVES
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street-11th Floor, New York, New York
                                  10218-1008

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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [X]   on September 27, 2004 pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Cash Reserves

Prospectus dated September 27, 2004

                                         Oppenheimer  Cash  Reserves  is a money
                                         market  mutual  fund.  Its  goal  is to
                                         seek the  maximum  current  income that
                                         is   consistent   with   stability   of
                                         principal.    The   Fund   invests   in
                                         short-term,     high-quality     "money
                                         market" instruments.

                                               This     Prospectus      contains
                                         important  information about the Fund's
                                         objective,   its  investment  policies,
                                         strategies and risks.  It also contains
                                         important  information about how to buy
                                         and sell  shares  of the Fund and other
                                         account  features.   Please  read  this
                                         Prospectus  carefully before you invest
                                         and keep it for future  reference about
                                         your account.
As   with   all   mutual   funds,    the
Securities  and Exchange  Commission has
not approved or  disapproved  the Fund's
securities  nor has it  determined  that
this    Prospectus    is   accurate   or
complete.  It is a  criminal  offense to
represent otherwise.

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CONTENTS

            ABOUT THE FUND

            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Wire
            By Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends and Taxes

            Financial Highlights

10

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks the maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND  INVEST IN? The Fund  invests in a variety of  high-quality money market  instruments to seek current income. The money market instruments that the Fund invests in include,  for example,  bank obligations,  repurchase agreements,  commercial paper, other corporate debt obligations and government debt obligations.

      "High-quality"  instruments  generally  must be  rated in one of the two
highest    credit-quality    categories   for    short-term    securities   by
nationally-recognized   rating   organizations.   If  unrated,  they  must  be
determined by the Fund's investment Manager, OppenheimerFunds,  Inc., to be of comparable quality to securities rated in the two highest categories.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed for investors who want to earn income at current  money market rates while seeking to preserve the value of their investment.  The Fund tries to keep its share prices stable at $1.00.
Income  on  money  market  instruments  tends  to  be  lower  than  income  on longer-term  debt  securities,  so the Fund's  yield will likely be lower than the yield on longer-term  fixed income funds. The Fund also offers easy access to your money through  checkwriting and wire redemption  privileges.  The Fund does not invest to seek capital  appreciation and is not a complete investment program.

Main Risks of Investing in the Fund

      All  investments  have risks to some  degree.  Funds that invest in debt obligations  for  income  may be subject  to credit  risks and  interest  rate risks.  However,  the Fund's investments must meet strict standards set by its
Board of  Trustees  following  special  rules for  money  market  funds  under federal law. Those standards include  requirements for maintaining high credit quality in the Fund's portfolio,  a short average portfolio maturity to reduce the  effects  of  changes  in  prevailing  interest  rates on the value of the
Fund's  securities and  diversifying the Fund's  investments  among issuers to reduce  the  effects  of a default  by any one  issuer on the  Fund's  overall portfolio and the value of the Fund's shares.

      Even so, there are risks that any of the Fund's  holdings could have its credit rating downgraded,  or the issuer could default, or that interest rates could  rise  sharply,  causing  the value of the Fund's  investments  (and its share  prices) to fall.  As a result,  there is a risk that the Fund's  shares could fall below  $1.00 per share.  If there is a high  redemption  demand for the Fund's shares that was not  anticipated,  portfolio  securities might have to be sold prior to their  maturity  at a loss.  Also,  there is the risk that the value of your  investment  could be eroded  over  time by the  effects  of
inflation,   and  that  poor  security  selection  could  cause  the  Fund  to underperform other funds that have a similar objective.

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An investment in the Fund is not insured or guaranteed by the Federal  Deposit
Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your  investment  at $1.00 per share,  it is possible to lose money by investing in the Fund.
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The Fund's Past Performance

      The bar  chart  and  table  below  show  one  measure  of the  risks  of investing in the Fund, by showing changes in the Fund's  performance  (for its
Class A  shares)  from  year to year for the last 10  calendar  years  and its average annual total returns for the 1-, 5- and 10- year periods.  Variability of returns is one measure of the risks of  investing  in a money  market fund.
The Fund's  past  investment  performance  does not  predict how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period  from  1/1/04  through  6/30/04,  the  cumulative  return  (not annualized)  for Class A shares was 0.07%.  During the period shown in the bar chart,  the highest return (not  annualized) for a calendar  quarter was 1.40%
(4th Qtr '00) and the lowest return (not  annualized)  for a calendar  quarter was 0.04% (2nd and 4th Qtr `03).

Average Annual Total Returns                   5 Years           10 Years
for the periods ended  December              (or life of        (or life of
31, 2002                         1 Year    class, if less)    class, if less)

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Class   A   Shares   (inception   0.28%         2.84%              3.58%

1/3/89)
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Class   B   Shares   (inception  -4.86%         2.00%              3.22%

8/17/93)
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Class   C   Shares   (inception  -0.85%         2.37%              3.03%

12/01/93)
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Class   N   Shares   (inception  -0.85%         1.07%               N/A
3/01/01)
The Fund's average annual total returns  include the applicable  sales charge:
for Class B, the  contingent  deferred  sales  charges of 5%  (1-year)  and 2%
(5-years) and for Class C and Class N, the  contingent  deferred sales charges of 1% for the  1-year  period  for  Class C and for  Class N  shares.  Because
Class B shares  convert to Class A shares 72 months  after  purchase,  Class B
"life-of-class"  performance  does not include any  contingent  deferred sales charge  and uses Class A  performance  for the period  after  conversion.  The
Fund's returns  measure the  performance of a hypothetical  account and assume that all distributions have been reinvested in additional shares.
The total  returns are not the Fund's  current  yield.  The Fund's  yield more closely  reflects the Fund's  current  earnings.  To obtain the Fund's current
7-day  yield  information,   please  call  the  Transfer  Agent  toll-free  at
1.800.CALL OPP (225.5677).

Fees and Expenses of the Fund

The  following  tables  are  provided  to help  you  understand  the  fees and expenses  you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses  directly for  management  of its assets,  administration, distribution of its shares and other  services.  Those expenses are subtracted from the Fund's  assets to  calculate  the Fund's net asset  values per share.
All  shareholders  therefore pay those expenses  indirectly.  Shareholders pay other transaction expenses directly,  such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2004.

Shareholder Fees (charges paid directly from your investment):

                                Class A      Class B     Class C      Class N
                                 Shares      Shares       Shares      Shares
 -------------------------------------------------------------------------------
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 Maximum   Sales   Charge  on     None        None         None        None
 purchases
 (as % of offering price)
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 Maximum    Deferred    Sales    None1         5%2         1%3          1%4
 Charge
 (as % of  the  lower  of the
 original  offering  price or
 redemption proceeds)

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                Class A      Class B     Class C      Class N
                                 Shares      Shares       Shares      Shares

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Management Fees5                 0.47%        0.47%       0.47%        0.47%

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Distribution  and/or  Service    0.20%       0.75%6       0.75%6       0.50%
(12b-1) Fees

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Other Expenses7                  0.55%        0.37%       0.42%        0.42%

--------------------------------------------------------------------------------
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Total    Annual     Operating    1.22%        1.59%       1.64%        1.39%
Expenses8

Expenses may vary in future years.

1.    A  contingent  deferred  sales  charge may apply if you  redeem  Class A shares of the Fund  that were  purchased  by  exchanging  Class A shares of another  Oppenheimer  fund  that were  purchased  subject  to a  contingent deferred sales charge, as described in "How to Sell Shares."
2.    Applies to redemptions in the first year after purchase.  The contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

     4.  Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.

     5. The Manager has  voluntarily  agreeded to waive a portion of it  Management
Fees so the fees do not exceed an annual  rate of 0.40% of the  average  annual net  assets  for each  class of  shares.  That  undertaking  may be  amended  or withdrawn at any time. After the  Manager's  waiver the  "Managemenr  Fees" were
0.40% for all classes.

     6.  OppenheimerFunds Distributor,  Inc. ("OFDI") has voluntarily agreed to reduce Class B and Class C "Distribution and /or Service (12b-1) Fees" by 0.25% of
the  average  annual  net  assets  for each  respective  class of  shares.  That undertaking  may be amended or withdrawn  at any time. After  OFDI's  waiver the
"Distribution and/or Service Fees" for Class B and Class C shares were 0.50%.

     7.  "Other  Expenses  include  transfer  agents  fees,  custodial  fees  and accounting and legas"  expenses that the Fund pays. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer  agent  had  not  waived  a  portion  of its  fees  under a  voluntary undertaking to the Fund to limit those fees to 0.35% of averaga daily net assets per fiscal year for all  classes,  or  (effective  April 28,  2003) in an amount necessary  to allow  each  class of the Fund to matain a 7 day yield of at least approximately  0.10%. Those undertakings may by amended or withdrawn at any time.
After the  waiver,  the actual "Other  Expenses" as percentages of average daily net assets  were 0.39% for Class A shares,  0.14% for Clase B shares,  0.15% for
Class C and 0.16% for Class N shares.

     8. After the "Management Fees", "Distribution and/or Service Fess" and "Other
Expenses" waiver described above, the "Total Annual Operating  Expenses" as a percentage of average daily net assets were 0.99% for Class A, 1.04% for Class
B, 1.05% for Class C and 1.06% for Class N.

EXAMPLES. The following examples are intended help you compare the cost investing in the Fund with the cost of  investing  to other  mutual  funds.  To  examples assume  that you  invest  $10,000  in a class in shares of the Fund for the time periods indicated aou then reinvest your dividenof and distributions.

     The first exampls assumes that you redeem a of your shares at the end those periods.  The second  example  assumes that you keep your shares.  Both examples also assume that your  investment has a 5% return each year and  the class's operatiat  expenses  remain the same  shown in the above  table.  Your actual costs may be higher or lower,  becauas  expenses  will vary over time.  Based on these  assumptions your expensse would be as follows:

If shares are redeemed:    es    1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
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Class A Shares                 $124        $387        $670        $1,477

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Class B Shares                 $662        $802       $1,066       $1,7001

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Class C Shares                 $267        $517        $892        $1,944

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Class N Shares                 $242        $440        $761        $1,669

If    shares    are    not
redeemed:                     1 Year      3 Years     5 Years     10 Years
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Class A Shares                 $124        $387        $670        $1,477

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Class B Shares                 $162        $502        $866        $17001

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Class C Shares                 $167        $517        $892        $1,944

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Class N Shares                 $142        $440        $761        $1,669

In the first  example,  expenses  include the  applicable  Class B, Class C or
Class N contingent  deferred sales charges.  In the second example,  the Class
B, Class C and Class N expenses do not include the  contingent  deferred sales charges.
1.    Class B  expenses  for years 7 through  10 are based on Class A expenses because  Class B shares  automatically  convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES AND RISKS.  The  allocation of the
Fund's  portfolio  among  different  types of investments  will vary over time based upon the Manager's  evaluation of economic and market trends. The Fund's portfolio  might not always include all of the different  types of investments described  below.  The  Statement  of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

      The Fund invests in short-term  money market  instruments that must meet quality,  maturity and diversification  standards  established by its Board of
Trustees  as well as  rules  that  apply  to  money  market  funds  under  the
Investment  Company Act of 1940.  The Fund's  Manager tries to reduce risks by diversifying  investments and by carefully researching  investments before the
Fund  buys  them.  The rate of the  Fund's  income  will vary from day to day, generally  reflecting changes in overall  short-term  interest rates. There is no assurance that the Fund will achieve its investment objective.

What Does the Fund  Invest In? The Fund  invests in a variety of money  market instruments.  They may have fixed,  variable or floating interest rates.
      Below is a brief  description  of the types of money market  instruments the Fund invests in.
   o  U.S.  Government   Securities.   These  include  obligations  issued  or
      guaranteed   by  the  U.S.   government   or  any  of  its  agencies  or
      instrumentalities.  Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United  States.  Other
      U.S.    government    securities    issued   by   some    agencies   and
      instrumentalities  of the  government  are  also  supported  by the full
      faith  and  credit  of  the  U.S.   government.   Some  U.S.  government
      securities  issued  by  agencies  or   instrumentalities   of  the  U.S.
      government  are  supported by the right of the issuer to borrow from the
      U.S.  Treasury.  Others  may be  supported  only  by the  credit  of the instrumentality.
   o  Bank  Obligations.  The  Fund  can buy time  deposits,  certificates  of deposit and bankers' acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.
   o  Commercial   Paper.   Commercial   paper  is  a  short-term,   unsecured
      promissory  note of a  domestic  or foreign  company or other  financial firm.  The Fund may buy  commercial  paper  only if it  matures  in nine months or less from the date of purchase.
o     Corporate  Debt  Obligations.  The Fund can  invest in other  short-term corporate debt obligations, besides commercial paper.
   o  Other  Money  Market  Obligations.  The Fund may invest in money  market obligations  other  than  those  listed  above  if they are  subject  to repurchase  agreements or guaranteed as to their  principal and interest by a  domestic  bank or a  corporation  whose  commercial  paper  may be purchased by the Fund. A bank whose money  market  instruments  the Fund buys must meet credit criteria set by the Fund's Board of Trustees.

      Additionally,  the Fund may buy other money market  instruments that its
      Board  of  Trustees  approves  from  time  to  time.  They  must be U.S.
      dollar-denominated   short-term   investments   that  the  Manager  must
      determine to have minimal credit risks.

      Currently,   the   Board   has   approved   the   Fund's   purchase   of
      dollar-denominated  obligations of foreign banks (payable in the U.S. or in other  approved  locations),  floating or variable rate demand notes, asset-backed  securities and bank loan participation  agreements.  Their purchase may be subject to  restrictions  adopted by the Board from time to time.

WHAT CREDIT  QUALITY,  DIVERSIFICATION  AND  MATURITY  STANDARDS  APPLY TO THE
FUND'S  INVESTMENTS?  The  Fund  may buy  only  those  investments  that  meet standards  set by the  Board  of  Trustees  and  standards  prescribed  by the
Investment  Company Act for money market  funds.  The Fund's Board has adopted evaluation  procedures for the Fund's portfolio  investments,  and the Manager
has  the   responsibility   to  implement  those   procedures  when  selecting
investments for the Fund.

      In  general,  the  Fund  buys  only  high-quality  investments  that the
Manager  believes  present  minimal  credit  risk  at the  time  of  purchase.
"High-quality" investments are:
   o  rated in one of the two  highest  short-term  rating  categories  by two nationally-recognized rating organizations, or
   o  rated  by one  rating  organization  in one of its  two  highest  rating categories (if only one rating  organization  has rated the investment),
      or
   o  unrated  investments  that the  Manager  determines  are  comparable  in quality to instruments rated in the two highest rating categories.

      The  procedures  also limit the amount of the Fund's  assets that can be invested in the securities of any one issuer (other than the U.S.  government, its agencies and instrumentalities),  to spread the Fund's investment risks. A security's  maturity  must not exceed  397 days.  In  addition,  the Fund must maintain a  dollar-weighted  average  portfolio  maturity  of not more than 90 days, to reduce interest rate risks.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change  non-fundamental  policies without  shareholder  approval,
although   significant  changes  will  be  described  in  amendments  to  this
Prospectus.  Fundamental  policies cannot be changed without the approval of a majority  of the Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a  fundamental  policy.  Some  investment  restrictions  that are fundamental  policies are listed in the Statement of  Additional  Information.
An  investment  policy  is  not  fundamental  unless  this  Prospectus  or the
Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek  its  objective,  the Fund can use the investment  techniques  and  strategies  described  below.  The Fund might not always use all of them.  These  techniques  involve  risks.  The  Statement of
Additional   Information   contains  more  information  about  some  of  these
practices,  including  limitations  on their use that are  designed  to reduce some of the risks.

Floating  Rate/Variable  Rate Notes. The Fund can purchase notes with floating or variable  interest  rates.  Variable  rates are  adjustable at stated
      periodic intervals.  Floating rates are adjusted automatically according to a  specified  market rate or  benchmark,  such as the prime rate of a bank.  If the  maturity  of a note is greater  than 397 days,  it may be purchased only if it has a demand feature.  That feature must permit the
      Fund to  recover  the  principal  amount  of the note on not  more  than thirty days' notice at any time,  or at  specified  times not  exceeding
      397 days from purchase.

Obligations of Foreign Banks and Foreign  Branches of U.S. Banks. The Fund can
      invest in U.S.  dollar-denominated  of foreign banks that are payable in the U.S.  or in other  locations  approved by the Fund's  Board.  It can also buy  dollar-denominated  securities  of  foreign  branches  of U.S.
      banks.   These   securities   have   investment   risks  different  from
      obligations of domestic  branches of U.S.  banks.  Risks that may affect the bank's ability to pay its debt include:
   o  political and economic  developments in the country in which the bank or branch is located,
   o  imposition  of  withholding  taxes on  interest  income  payable  on the securities,

   o  seizure or nationalization of foreign deposits,
   o  the establishment of exchange control regulations, and
   o  the adoption of other  governmental  restrictions  that might affect the payment of principal and interest on those securities.

      Additionally,   not  all  of  the  U.S.  and  state   banking  laws  and
      regulations  that  apply to  domestic  banks  and that are  designed  to protect  depositors and investors apply to foreign  branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.

Bank  Loan  Participation  Agreements.  The  Fund  can  invest  in  bank  loan participation  agreements.  They provide the Fund an undivided  interest in a loan  made  by  the  issuing  bank  in the  proportion  the  Fund's interest bears to the total principal  amount of the loan. In evaluating the risk of these  investments,  the Fund looks to the  creditworthiness of the  borrower  that is  obligated  to  make  principal  and  interest payments  on the loan.  Because  the  participation  agreements  are not rated  the  Fund  will  make the  determination  that  the  borrower  or
      guarantor  has  received  a  short-term   rating  on  a  class  of  debt
      obligations  (or  any  debt  obligation   within  that  class)  that  is
      comparable  in priority  and  security  with the  underlying  loan.  The
      Fund's  investments  in  bank  loan  participation  agreements  will  be subject to the Fund's limits on investments and illiquid securities.
Asset-Backed  Securities.  The Fund can  invest in  asset-backed  investments.
      These are  fractional  interests  in pools of  consumer  loans and other trade  receivables,  which are the  obligations of a number of different parties.  The  income  from the  underlying  pool is passed  through  to investors, such as the Fund.

      These investments might be supported by a credit enhancement,  such as a letter of credit,  a  guarantee  or a  preference  right.  However,  the
      credit  enhancement   typically  applies  only  to  a  fraction  of  the
      security's  value.  If the  issuer  of  the  security  has  no  security interest  in the  related  collateral,  there is the risk  that the Fund could lose money if the issuer defaults.
Repurchase  Agreements.  The Fund may enter into repurchase  agreements.  In a repurchase  transaction,  the Fund buys a  security  and  simultaneously sells  it to the  vendor  for  delivery  at a  future  date.  Repurchase agreements must be fully  collateralized.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any  delay in its  ability  to do so.  The Fund  will not  enter  into a repurchase  agreement that will cause more than 10% of its net assets to be subject to repurchase  agreements maturing in more than 7 days. There is no limit on the amount of the  Fund's net assets  that may be subject to repurchase agreements of 7 days or less.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading market,  making it difficult to value them
      or  dispose  of  them  promptly  at  an  acceptable  price.   Restricted
      securities may have terms that limit their resale to other  investors or may require  registration  under the applicable  securities  laws before they may be sold  publicly.  The Fund will not  invest  more than 10% of its net assets in illiquid or restricted securities.  Certain restricted securities  that are  eligible  for  resale to  qualified  institutional purchasers  m ay not be  subject to that  limit.  The  Manager  monitors holdings  of  illiquid  securities  on an  ongoing  basis  to  determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in  selling a security  may  result in a loss to the Fund or  additional costs.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The Manager carries out its duties,  subject to certian policies  established  by the Fund's  Board of Trustees,  under an  investment advisory agreement that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the  expenses  that the Fund is responsible to pay to conduct its business.

      The Manager has been an  investment  advisor  since  January  1960.  The
Manager and its subsidiaries and controlled  affiliates managed more than $155 billion in assets as of June 30, 2004 including other Oppenheimer  funds, with more than 7 million shareholder accounts.  The Manager is located at Two World
Financial  Center,   225  Liberty   Street-11th  Floor,  New  York,  New  York
10281-1008.

Portfolio Managers.  Carol E. Wolf and Barry D. Weiss are the Fund's portfolio managers.  They are  Vice  Presidents  of the  Fund and are the  persons principally  responsible  for the  day-to-day  management  of the Fund's portfolio.  Ms. Wolf has been a portfolio manager of the Fund since June
      15,  1998 and Mr.  Weiss,  since July 2001.  Ms.  Wolf is a Senior  Vice
      President  of the  Manager  and Mr.  Weiss  is a Vice  President  of the
      Manager,  and  each  is  an  officer  and  portfolio  manager  of  other
      Oppenheimer  funds.  Prior to  joining  the  Manager  as  Senior  Credit
      Analyst in February  2000,  Mr. Weiss was an Associate  Director,  Fitch
      IBCA Inc. (April 1998 - February 2000).
Advisory  Fees.  Under  the  investment  advisory  agreement,  the Fund may be required  to pay the  Manager  an  advisory  fee at an annual  rate that declines as the Fund's assets grow:  0.500% of the first $250 million of average  annual net assets,  0.475% of the next $250 million,  0.450% of the next $250 million,  0.425% of the next $250  million,  and 0.400% of net assets in excess of $1  billion.  Effective  December  6, 2002,  the
      Manager has agreed to limit the Fund's  management  fees to 0.40% of the
      Fund's  average  net  assets  for each  class of  shares.  That  expense limitation  can be amended or  terminated  at any time  without  advance notice.  The Fund's  management  fees for the fiscal year ended July 31,
      2004 was 0.40% of the  Fund's  average  annual net assets for each class of  shares;  it would have been  0.47% if the full  management  fees had been charged.

PENDING LITIGATION. Three law suits have been filed as putative derivative and class actions against the Fund's investment Manager, Distributor and
Transfer Agent, some of the Oppenheimer funds and directors or trustees of some of those funds , excluding the Fund. The complaints allege that the
Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and
12b-1 fees to pay brokers to promote sales of Oppenheimer funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act of
1940. The complaints further allege that by permitting and/or participating in those actions, the defendant directors breached their fiduciary duties to fund shareholders under the Investment Company Act and at common law. Those law suits were filed on August 31, 2004, September 3, 2004 and September 14,
2004, respectively, in the U. S. District Court for the Southern District of
New York. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The
Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption)  orders.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

Buying  Shares  Through  Your Dealer.  You can buy shares  through any dealer, broker or  financial  institution  that has a sales  agreement  with the
      Distributor.  Your dealer will place your order with the  Distributor on your behalf. A broker/dealer may charge for that service.
o     Guaranteed   Payment   Procedures.    Some   broker/dealers   may   have
      arrangements  with the  Distributor  to  enable  them to place  purchase orders for shares on a regular  business  day with a guarantee  that the
      Fund's  custodian bank will receive  Federal Funds to pay for the shares by 2:00 P.M. on the next regular  business day. The shares will start to accrue  dividends  starting on the day the Federal Funds are received by
      2:00 P.M.

Buying  Shares  Through  the  Distributor.  Complete an  OppenheimerFunds  New
      Account   Application   and   return   it  with  a  check   payable   to
      "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217.  Your check must be in U.S.  dollars and drawn on a U.S.
      bank.  If you don't list a dealer on the  application,  the  Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.
   o  Paying by Federal Funds Wire.  Shares purchased  through the Distributor may be paid  for by  Federal  Funds  wire.  The  minimum  investment  is
      $2,500.  Before sending a wire, call the  Distributor's  Wire Department at  1.800.225.5677  to notify the Distributor of the wire and to receive further instructions.
   o  Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,
      you  pay for  shares  by  electronic  funds  transfers  from  your  bank account.  Shares are  purchased  for your account by a transfer of money from your bank  account  through  the  Automated  Clearing  House  (ACH)
      system.  You can  provide  those  instructions  automatically,  under an
      Asset Builder Plan, described below, or by telephone  instructions using
      OppenheimerFunds  PhoneLink,  also  described  below.  Please  refer  to
      "AccountLink," below for more details.
   o  Buying Shares  Through Asset Builder Plans.  You may purchase  shares of the Fund  automatically  each month from your account at a bank or other financial  institution  under an Asset  Builder  Plan with  AccountLink.
      Details  are in the  Asset  Builder  Application  and the  Statement  of
      Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU Must Invest?  In most cases,  you can buy Fund shares  with a  minimum  initial  investment  of  $1,000  and make  additional investments  at any time  with as little as $50.  There are  reduced  minimums available under the following special investment plans:
o     If you establish one of the many types of retirement  plan accounts that
      OppenheimerFunds  offers,  more fully described under "Special  Investor
      Services," you can start your account with as little as $500.
o     By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of  Additional  Information),  or government  allotment plan,  you can make  subsequent  investments  (after  making the initial investment  of $500)  for as  little  as $50.  For any  type of  account established  under one of these plans  prior to  November  1, 2002,  the minimum additional investment will remain at $25.
o     The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from  the  Fund or  other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the Transfer Agent),  or reinvesting  distributions  from
      unit   investment   trusts   that  have  made   arrangements   with  the
      Distributor.

At What Price Are Shares Sold?  Shares are sold at their  offering price which is the net  asset  value per share  without  any  initial  sales  charge  that applies.  The net asset value per share will  normally  remain  fixed at $1.00 per  share.  However,  there is no  guarantee  that the Fund will  maintain  a stable net asset value of $1.00 per share.  The  offering  price that  applies to a purchase  order is based on the next  calculation  of the net asset value per share that is made after the  Distributor  receives the purchase  order at its  offices in  Colorado,  or after any agent  appointed  by the  Distributor receives the order.

Net Asset  Value.  The Fund  calculates  the net asset  value of each class of shares as of the close of The New York Stock Exchange (the  "Exchange"), on each  day the  Exchange  is open  for  trading  (referred  to in this
      Prospectus as a "regular  business day").  The Exchange  normally closes at 4:00 P.M.,  Eastern  time,  but may close  earlier on some days.  All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is  determined  by  dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares of that  class  that  are  outstanding.  Under a policy  adopted  by the
      Fund's Board of  Trustees,  the Fund uses the  amortized  cost method to value its securities to determine net asset value.

      If, after the close of the principal  market on which a security held by the Fund is  traded,  and  before  the time the  Fund's  securities  are priced that day, an event occurs that the Manager  deems likely to cause a material  change in the value of such  security,  the Fund's  Board of
      Trustees has authorized the Manager,  subject to the Board's review,  to ascertain a fair value for such  security.  A security's  valuation  may differ depending on the method used for determining value.
The Offering  Price.  To receive the offering  price for a particular  day, in most cases the  Distributor  or its  designated  agent must receive your order  by the  time the  Exchange  closes  that  day.  If your  order is received  on a day when the  Exchange  is closed or after it has closed, the order will receive the next offering price that is determined  after your order is received.
Buying Through a Dealer. If you buy shares through a dealer,  your dealer must receive the order by the close of the  Exchange  and  transmit it to the
      Distributor  so that it is received  before the  Distributor's  close of business on a regular  business day (normally 5:00 P.M.) to receive that
      day's  offering   price,   unless  your  dealer  has  made   alternative
      arrangements  with the  Distributor.  Otherwise,  the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT  CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors  four different  classes  of  shares.  The  different  classes  of shares  represent investments in the same  portfolio of securities,  but the classes are subject to different  expenses and will likely have different  share prices.  When you buy  shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares there is no initial sales charge on your purchase.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B  Shares.  If you buy Class B  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you  sell  your  shares  within  6 years  of  buying  them,  you will normally  pay  a  contingent  deferred  sales  charge.  That  contingent deferred sales charge varies  depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C  Shares.  If you buy Class C  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you sell your  shares  within 12  months  of  buying  them,  you will normally pay a contingent  deferred  sales charge of 1.0%,  as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class N Shares.  If you buy Class N shares  (available  only  through  certain retirement plans), you pay no sales charge at the time of purchase,  but you  will pay an  annual  asset-based  sales  charge.  If you sell  your shares  within 18 months of the  retirement  plan's  first  purchase  of
      Class N shares, you may pay a contingent  deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate  investment  for you,  the decision as to which class of shares is best  suited to your  needs  depends  on a number of  factors  that you should discuss  with your  financial  advisor.  Some factors to consider are how much you plan to  invest  and how long you plan to hold  your  investment.  If your goals and  objectives  change  over time and you plan to  purchase  additional shares,  you should  re-evaluate  those factors to see if you should  consider another class of shares.  The Fund's  operating costs that apply to a class of shares  and the  effect  of the  different  types  of  sales  charges  on your investment will vary your investment results over time.

      The  discussion  below is not  intended  to be  investment  advice  or a
recommendation,   because  each  investor's   financial   considerations   are
different.  You should  analyze your  options  carefully  with your  financial advisor before making that choice.

Investing for the Shorter Term. If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  The Distributor will not accept purchase orders of $100,000 or more for Class B shares or $1 million or more for Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally,  the  dividends  payable  to Class B,  Class C and Class N shareholders  will be reduced by the additional  expenses borne by those classes  that  are not  borne by Class A  shares,  such as the  Class B,
      Class C and Class N asset-based  sales charge described below and in the
      Statement  of  Additional   Information.   Also,   checkwriting  is  not
      available on accounts subject to a contingent deferred sales charge.
How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive different  compensation for selling one class of shares than for selling another class.  The Distributor may pay additional  compensation from its own resources to securities  dealers or financial  institutions based  upon the  value of  shares  of the Fund  owned by the  dealer  or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers.  Appendix C to the Statement of
Additional  Information details the conditions for the waiver of sales charges that apply in certain cases,  and the special sales charge rates that apply to purchases  of  shares  of the  Fund  by  certain  groups  or  under  specified retirement  plan  arrangements or in other special types of  transactions.  To
receive  a  waiver  or  special  sales  charge  rate,   you  must  advise  the
Distributor  when  purchasing  shares or the  Transfer  Agent  when  redeeming shares that a special condition applies.

HOW CAN YOU BUY  CLASS A  SHARES?  Class A shares  are sold at their  offering price,  which is the net asset  value  per share  without  any  initial  sales charge.

Will You Pay a Sales  Charge  When You Sell Class A Shares?  The Fund does not charge a fee when  you  redeem  Class A  shares  of this  Fund  that you bought  either  directly or by  reinvesting  dividends or  distributions from another  Oppenheimer fund.  Generally,  you will not pay a fee when you redeem  Class A shares of this Fund you bought by  exchange of Class
      A shares of another Oppenheimer fund. However,
   o  if you  bought  shares  of this  Fund by  exchanging  Class A shares  of another  Oppenheimer  fund that were  subject to the Class A  contingent deferred sales charge of that fund, and
   o  if those  shares  remain  subject  to that Class A  contingent  deferred sales charge when you exchange them into this Fund,

   o  then,  you will pay the  contingent  deferred sales charge if you redeem those  shares from this Fund (i) within 24 months of the  purchase  date of the  shares  you  exchanged,  if you  initially  purchased  shares of either  Rochester  Fund  Municipals or  Oppenheimer  Rochester  National
      Municipals,  or (ii) within 18 months of the purchase date of the shares of the fund you exchanged,  if you initially purchased Class A shares of any other Oppenheimer fund.

Other  Special  Sales  Charge  Arrangements  and  Waivers.  The  Fund  and the
Distributor  offer  additional  arrangements to reduce or eliminate  front-end sales charges or to waive contingent  deferred sales charges for certain types
      of  transactions  and  for  certain  classes  of  investors   (primarily
      retirement  plans that purchase shares in special  programs  through the
      Distributor).  The Fund reserves the right to amend or discontinue these programs  at any time  without  prior  notice.  These are  described  in
      greater   detail  in  Appendix  C  to  the   Statement   of   Additional
      Information,  which is also available on the  OppenheimerFunds  website, at  www.oppenheimerfunds.com  (under the hyperlinks "Access Accounts and
          ------------------------
      Services -  Investor  Service  Center").  To receive a waiver or special sales charge rate under these  programs,  the purchaser  must notify the
      Distributor  (or other financial  intermediary  through which shares are being  purchased)  at the time of purchase or notify the Transfer  Agent with at the time of  redeeming  shares for those  waivers  that apply to contingent deferred sales charges.

HOW CAN YOU BUY CLASS B SHARES?  You can acquire  Class B shares by exchanging
Class  B  shares  of  other  Oppenheimer  funds.  Direct  purchases  are  only
permitted  by  plan   administrators  or  plan  sponsors  on  behalf  of  plan
participants in qualified retirement plans.

      Class B shares are sold at net asset value per share  without an initial sales charge.  However, if Class B shares are redeemed within six years of the beginning  of the calendar  month of their  purchase,  a  contingent  deferred sales  charge  will be  deducted  from the  redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the  Distributor  for its  expenses  of  providing  distribution-related  services  to the  Fund  in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales charge will depend on the number of years since you  invested  and the dollar  amount  being  redeemed, according  to the  following  schedule  for the Class B  contingent  deferred sales charge holding period:

Years  Since   Beginning  of  Month  in Contingent  Deferred  Sales  Charge on
Which                                   Redemptions  in  That  Year  (As  % of
Purchase Order was Accepted             Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically  convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves Class B shareholders of the  asset-based  sales charge that  applies  to Class B shares  under  the  Class B  Distribution  and
      Service Plan,  described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is imposed.  When any Class B shares you hold convert, any other Class B shares that were acquired by reinvesting  dividends and distributions on the  converted  shares will also convert to Class A shares.  For further information  on the  conversion  feature and its tax  implications,  see
      "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares may be  acquired  at net asset value  per  share  only by  exchange  of Class C shares  of other  Oppenheimer funds,  except that direct purchases are permitted by plan  administrators  or plan sponsors on behalf of participants in qualified  retirement plans, and by
participants   in  certain  asset   allocation   programs   sponsored  by  the
Distributor.  However,  if Class C shares are redeemed within a holding period of 12 months from the  beginning of the calendar  month of their  purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent  deferred sales charge is paid to compensate the  Distributor for its expenses of providing  distribution-related  services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY  CLASS N  SHARES?  Class N  shares  are  offered  for  sale to retirement plans  (including IRAs and 403(b) plans) that purchase  $500,000 or more  of  Class  N  shares  of one  or  more  Oppenheimer  funds  or to  group retirement  plans  (which do not  include  IRAs and  403(b)  plans)  that have assets  of  $500,000  or  more  or  100 or  more  eligible  participants.  See
"Availability  of Class N shares" in the Statement of  Additional  Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset  value  without  an  initial  sales charge.  A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The  group  retirement  plan is  terminated  or  Class N  shares  of all
      Oppenheimer  funds are  terminated as an  investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With  respect  to an IRA or 403(b)  plan,  Class N shares  are  redeemed within 18 months of the plan's  first  purchase of Class N shares of any
      Oppenheimer fund.

      Retirement  plans that offer  Class N shares may impose  charges on plan participant  accounts.  The  procedures  for buying,  selling,  exchanging and transferring  the Fund's  other  classes of shares  (other than the time those orders must be received by the  Distributor or Transfer Agent in Colorado) and
the special account  features  applicable to purchasers of those other classes of  shares  described  elsewhere  in this  prospectus  do not apply to Class N shares  offered  through a group  retirement  plan.  Instructions  for buying, selling,  exchanging or  transferring  Class N shares offered  through a group retirement  plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

Distribution and Service (12b-1) Plans

Service  Plan for Class A  Shares.  The Fund has  adopted  a Service  Plan for
      Class A shares.  It  reimburses  the  Distributor  for a portion  of its costs  incurred  for  services  provided to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an  annual  rate of up to
      0.20% of the  average  annual  net assets of Class A shares of the Fund.
      The  Distributor  currently  uses  all of  those  fees  to pay  dealers, brokers,  banks and other financial institutions quarterly for providing personal  service and  maintenance  of accounts of their  customers that hold Class A shares.  With respect to Class A shares  subject to a Class
      A  contingent   deferred   sales  charge   purchased  by   grandfathered
      retirement  accounts,  the  Distributor  pays the 0.20%  service  fee to dealers in  advance  for the first year after the shares are sold by the dealer.  During  the first  year the  shares  are sold to  grandfathered retirement accounts,  the Distributor retains the service fee. After the shares have been held by grandfathered  retirement  accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution  and Service  Plans for Class B, Class C and Class N Shares.  The
      Fund has adopted  Distribution  and  Service  Plans for Class B, Class C
      and Class N shares to pay the  Distributor for its services and costs in distributing  Class  B,  Class  C  and  Class  N  shares  and  servicing accounts.  Under the plans,  the Fund may pay the  Distributor an annual asset-based  sales charge of 0.75% on Class B shares and Class C shares, and for Class N shares,  the Fund pays the Distributor an annual service fee of 0.25%  per year and an  asset-based  sales  charge  of 0.25%  per year. The  Distributor is entitled to receive a service fee of 0.25% per year under each plan,  but the Board of Trustees has not  authorized the
      Fund to pay the  service  fees on  Class B and  Class C  shares  at this time.  Effective  January 1, 2003,  the Fund  decreased the  asset-based sales  charge on Class B and Class C shares  to 0.50% of  average  daily net  assets  per  annum.  If the Class B and Class C  asset-based  sales charge and service fee were  assessed  at the maximum  permitted  rates, they would increase  expenses of those share classes by 0.50% of average net assets per annum.

      The  asset-based  sales  charge and service  fees if paid at the maximum rate  permitted  increase  Class B and Class C expenses by 1.00% and the asset-based  sales charge and service fee  increase  Class N expenses by
      0.50% of the net assets per year of that class.  Because  these fees are paid out of the  Fund's  assets on an  on-going  basis,  over time these fees will  increase  the cost of your  investment  and may cost you more than other types of sales  charges.  If the service fees were paid,  the
      Distributor  would  use  them  to pay  dealers  for  providing  personal services for accounts that hold Class B or Class C shares.
      On direct  purchases  of Class B shares,  the  Distributor  pays a sales concession  of 2.00% of the purchase  price of Class B shares to dealers from its own  resources at the time of sale.  The  Distributor  normally retains the Class B  asset-based  sales  charge.  See the  Statement  of
      Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.50%  of the purchase  price of Class C shares to dealers  from its own  resources at the time of sale. The Distributor  pays the asset-based  sales charge as an ongoing  concession  to the  dealer on Class C shares  that have been outstanding  for a year or more. The  Distributor  normally  retains the asset-based  sales  charge  on  Class C  shares.  See the  Statement  of
      Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.50%  of the purchase  price of Class N shares to dealers  from its own  resources at the time of sale.  The  Distributor  also pays the 0.25% Class N service fee to dealers  in  advance  for the first year after the Class N shares are sold by the dealer.  Including  the advance of the service  fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class N shares is therefore  0.75% of the purchase  price.  After the shares have been held for a year, the Distributor  pays the service fees to dealers on a quarterly  basis.  The Distributor  normally retains the asset-based  sales  charge on Class N shares,  and the service  fees for accounts for which it renders the  required  personal  service.  See the
      Statement of Additional Information for exceptions.

      Under certain circumstances,  the Distributor will pay the full Class B,
      Class C or Class N  asset-based  sales charge and the service fee to the dealer  beginning  in the first year after  purchase  of such  shares in lieu of paying the dealer the sales  concession  and the  advance of the first year's service fee at the time of purchase,  if there is a special
      agreement   between   the   dealer   and  the   Distributor.   In  those
      circumstances, the sales concession will not be paid to the dealer.

      For Class C shares purchased through the  OppenheimerFunds  Recordkeeper
      Pro program,  the  Distributor  will pay the Class C  asset-based  sales charge to the dealer of record in the first year after the  purchase  of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The Distributor  will use the service fee it receives from the Fund on those shares to  reimburse  FASCorp for  providing  personal services to the Class C accounts holding those shares.

      In  addition,  the  Manager  and the  Distributor  may make  substantial payments  to  dealers  or other  financial  intermediaries  and  service providers for distribution and/or shareholder servicing activities,  out of their own  resources,  including  the profits from the advisory  fees the Manager  receives from the Fund. Some of these  distribution-related payments  may  be  made  to  dealers  or  financial  intermediaries  for marketing,  promotional  or related  expenses;  these payments are often referred to as "revenue  sharing."  In some  circumstances,  those types
      of  payments  may  create  an  incentive   for  a  dealer  or  financial
      intermediary or its  representatives to recommend or offer shares of the
      Fund or other  Oppenheimer  funds to its customers.  You should ask your dealer  or  financial  intermediary  for  more  details  about  any such payments it receives.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account with an account at a U.S. bank or other financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
   o  transmit funds  electronically to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically  under Asset
      Builder Plans, or
   o  have the Transfer Agent send redemption  proceeds or transmit  dividends and  distributions  directly  to your  bank  account.  Please  call  the
      Transfer Agent for more information.

      You may purchase  shares by  telephone  only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be requested on your Application or your dealer's  settlement  instructions  if you buy your  shares  through a dealer.
After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions  and proper  documentation  to the
Transfer Agent.  AccountLink  privileges will apply to each shareholder listed in the  registration on your account as well as to your dealer  representative of record unless and until the Transfer  Agent receives  written  instructions terminating or changing those privileges.  After you establish AccountLink for your  account,  any  change  of  bank  account  information  must  be  made by
signature-guaranteed   instructions  to  the  Transfer  Agent  signed  by  all
shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds  automated telephone system that
enables   shareholders   to   perform   a  number  of   account   transactions
automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.

Purchasing  Shares.  You may  purchase  shares in  amounts up to  $100,000  by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges  to link  your  bank  account  with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX? You may send requests for certain types of  account  transactions  to the  Transfer  Agent by fax  (telecopier).
Please call  1.800.225.5677  for information  about which  transactions may be handled  this way.  Transaction  requests  submitted by fax are subject to the same rules and  restrictions  as written and telephone  requests  described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed in the  account
registration   (and  the  dealer  of  record)  may  request   certain  account
transactions  through a special  section of that website.  To perform  account transactions  or obtain account  information  online,  you must first obtain a user I.D. and password on that  website.  If you do not want to have  Internet account  transaction  capability  for your  account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem some or all of your Class A or Class B
shares  of  the  Fund  that  were  purchased  by   reinvesting   dividends  or
distributions  from  another  Oppenheimer  fund or by  exchanging  shares from another  Oppenheimer fund on which you paid a sales charge, you have up to six months to reinvest  all or part of the  redemption  proceeds in Class A shares of the Fund or other  Oppenheimer  funds without  paying a sales charge.  This privilege  applies  only to Class A shares  that you  purchased  subject to an initial  sales  charge  and to Class A or Class B shares  on which  you paid a contingent  deferred sales charge when you redeemed them.  This privilege does not  apply  to  Class  C or  Class  N  shares.  You  must  be  sure to ask the
Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy  shares of the Fund for your  retirement  plan account.  If you  participate in a plan  sponsored by your employer,  the plan trustee  or  administrator  must buy the  shares  for your plan  account.  The
Distributor   also  offers  a  number  of  different   retirement  plans  that
individuals and employers can use:
Individual  Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified  Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These are  tax-deferred  plans for  employees of eligible  tax-exempt  organizations,  such  as  schools,  hospitals  and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the  Distributor  for  OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular  business day.
Your  shares will be sold at the next net asset  value  calculated  after your order is received  in proper  form  (which  means that it must comply with the procedures  described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your  shares by writing a letter,  by wire,  by using the Fund's checkwriting  privilege,  or by  telephone.  You  can  also  set up  Automatic
Withdrawal  Plans to redeem shares on a regular  basis.  If you have questions about any of these  procedures,  and especially if you are redeeming shares in a  special  situation,  such  as due to the  death  of  the  owner  or  from a
retirement   plan  account,   please  call  the  Transfer   Agent  first,   at
1.800.225.5677, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may  be  other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption  check is not payable to all  shareholders  listed on the account statement.
   o  The  redemption  check  is not sent to the  address  of  record  on your account statement.
   o  Shares are being  transferred  to a Fund account with a different  owner or name.

   o  Shares are being  redeemed by someone  (such as an Executor)  other than the owners.
Where Can You Have Your Signature  Guaranteed?  The Transfer Agent will accept a guarantee of your  signature  by a number of  financial  institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
o     a  U.S.   national   securities   exchange,   a  registered   securities
      association or a clearing agency.

      If you are  signing  on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.
Retirement  Plan Accounts.  There are special  procedures to sell shares in an
      OppenheimerFunds  retirement plan account. Call the Transfer Agent for a distribution  request form. Special income tax withholding  requirements apply  to  distributions  from  retirement  plans.  You  must  submit  a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer  holds your  retirement  plan account for you in the name of the plan, you must ask the plan  trustee or  administrator  to request the sale of the Fund shares in your plan account.
Sending Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can arrange to have the  proceeds of shares you sell sent by Federal  Funds wire to a bank  account  you  designate.  It must be a commercial  bank that is a member of the Federal  Reserve  wire  system.
      The minimum  redemption you can have sent by wire is $2,500.  There is a
      $10 fee for  each  request.  To find out how to set up this  feature  on your  account  or  to  arrange  a  wire,  call  the  Transfer  Agent  at
      1.800.225.5677.

Checkwriting.  To  write  checks  against  your  Fund  account,  request  that privilege  on your  account  application,  or contact the  Transfer  Agent for signature  cards.  They must be signed  (with a  signature  guarantee)  by all owners of the account and  returned to the  Transfer  Agent so that checks can be sent to you to use.  Shareholders  with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously  signed a  signature  card to  establish  checkwriting  in another  Oppenheimer  fund, simply  call  1.800.225.5677  to request  checkwriting  for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish,  but may not be cashed  at the  bank  the  checks  are  payable  through  or the  Fund's custodian bank.
o     Checkwriting  privileges  are not available for accounts  holding shares that are subject to a contingent deferred sales charge.
o     Checks  must be written  for at least  $500.  Checks  written  below the stated  amount on the check will not be accepted.  However,  if you have existing  checks  indicating a $100 minimum,  you may still use them for amounts of $100 or more.
o     Checks  cannot be paid if they are  written  for more than your  account value.  Remember,  your account value fluctuates in value and you should not write a check close to the total account value.
o     You may not write a check that would  require the Fund to redeem  shares that were  purchased by check or Asset Builder Plan payments  within the prior 10 days.
o     Don't use your checks if you changed  your Fund  account  number,  until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The  signatures  of all  registered  owners  exactly  as the  account is registered, and
   o  Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following  address for Requests by Send   courier   or   express   mail
mail:                                      requests to:
OppenheimerFunds Services                  OppenheimerFunds Services
P.O. Box 5270                              10200 E. Girard Avenue, Building D
Denver, Colorado 80217                     Denver, Colorado 80231

HOW DO you SELL SHARES BY  TELEPHONE?  You and your dealer  representative  of record  may also sell your  shares by  telephone.  To receive  the  redemption price  calculated  on a particular  regular  business  day,  your call must be received by the Transfer  Agent by the close of the Exchange  that day,  which is  normally  4:00 P.M.,  but may be earlier on some days.  You may not redeem shares held in an  OppenheimerFunds  retirement  plan account or under a share certificate by telephone.
   o  To redeem shares through a service  representative  or  automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.
Telephone  Redemptions  Through  AccountLink  or by Wire.  There are no dollar
      limits  on  telephone   redemption  proceeds  sent  to  a  bank  account
      designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the proceeds of the shares you redeemed  while they are waiting to be transferred.

      If you have  requested  Federal Funds wire  privileges for your account, the wire of the redemption  proceeds will normally be transmitted on the next bank  business  day  after  the  shares  are  redeemed.  There is a possibility  that the wire may be delayed up to seven days to enable the
      Fund to sell  securities to pay the  redemption  proceeds.  No dividends are accrued or paid on the  proceeds  of shares that have been  redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their customers.  A broker/dealer may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

how  contingent  deferred sales charges  affect  redemptions.  If you purchase shares  subject to a Class A, Class B, Class C or Class N contingent  deferred sales  charge and redeem any of those  shares  during the  applicable  holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the redemption  proceeds,  (unless you are eligible for a waiver of that  sales  charge  based on the  categories  listed in  Appendix C to the
Statement of Additional  Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
   o  the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
   o  shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
   o  shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.

      To determine  whether a contingent  deferred  sales charge  applies to a redemption, the Fund redeems shares in the following order:
   1. shares   acquired  by   reinvestment  of  dividends  and  capital  gains
      distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent  deferred  sales  charges are not charged  when you  exchange shares of the Fund for  shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding period,  the  holding  period  will carry  over to the fund  whose  shares you acquire.  Similarly,  if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

To exchange shares, you must meet several conditions:
   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish  your account for at least  seven days  before you can  exchange  them.  After the account is open seven days, you can exchange shares every regular business day.
   o  You must  meet the  minimum  purchase  requirements  for the fund  whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares  of a  particular  class of the Fund  may be  exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange  Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions.

      You may pay a sales  charge  when you  exchange  Class A shares  of this
Fund.  Because Class A shares of this Fund are sold without  sales charge,  in some  cases you may pay a sales  charge  when you  exchange  Class A shares of this Fund for shares of other  Oppenheimer  funds  that are sold  subject to a sales  charge.  You will not pay a sales  charge when you  exchange  shares of this Fund  purchased  by  reinvesting  dividends or  distributions  from other
Oppenheimer  funds, or shares of this Fund purchased by exchange of shares, on which you paid a sales charge.

      For tax  purposes,  exchanges of shares  involve a sale of the shares of the fund you own and a  purchase  of the shares of the other  fund,  which may result in a capital gain or loss. Since shares of this Fund normally  maintain a $1.00 net asset  value,  in most cases you should not realize a capital gain or loss  when  you  sell or  exchange  your  shares.  Please  refer to "How to
Exchange Shares" in the Statement of Additional Information for more details.

      You  can  find a list  of  Oppenheimer  funds  currently  available  for exchanges in the Statement of Additional  Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:
Written Exchange Requests.  Submit an OppenheimerFunds  Exchange Request form, signed by all owners of the account.  Send it to the  Transfer  Agent at
      the  address  on  the  back  cover.   Exchanges  of  shares  held  under
      certificates  cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either
      by  calling  a  service  representative,   or  by  using  PhoneLink  for
      automated exchanges by calling  1.800.225.5677.  Telephone exchanges may be made only between  accounts that are registered with the same name(s)
      and  address.  Shares held under  certificates  may not be  exchanged by telephone.

ARE THERE  LIMITATIONS ON EXCHANGES?  There are certain exchange  policies you should be aware of:

   Shares are redeemed from one fund and are normally purchased from the other fund in the same transaction on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an omnibus account) receives an exchange request that conforms to the policies described above.  It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. The
      Transfer Agent may delay the reinvestment of the proceeds of an exchange up to seven days if it determines in its discretion that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.
   o  The  interests  of the Fund's  shareholders  and the  Fund's  ability to manage its  investments  may be adversely  affected  when its shares are repeatedly  exchanged  over the short term.  When large  dollar  amounts are involved,  the Fund's  implementation  of its investment  strategies may be  negatively  affected  or the Fund  might have to raise or retain more cash than the portfolio  manager  would  normally  retain,  to meet unanticipated  redemptions.  Frequent  exchange  activity also may force the Fund to sell portfolio securities at disadvantageous  times to raise the cash needed to meet those  exchange  requests.  These  factors might hurt the Fund's  performance.  When the Transfer Agent in its discretion believes  frequent  trading  activity  by any  person,  group or account would  have a  disruptive  effect on the  Fund's  ability  to manage its investments,  the Fund and the Transfer Agent may reject purchase orders and/or  exchanges  into the Fund.  The history of  exchange  activity in all accounts  known by the Transfer  Agent to be under common  ownership or control  within the  Oppenheimer  funds  complex may be considered by the Transfer  Agent,  with respect to the review of exchanges  involving this Fund as part of the  Transfer  Agent's  procedures  to  detect  and deter  excessive  exchange  activity.  The  Transfer  Agent  may  permit exchanges  that it believes  in the  exercise  of its  judgment  are not disruptive.  The  Transfer  Agent  might not be able to detect  frequent exchange  activity  conducted by the underlying owners of shares held in omnibus  accounts,  and  therefore  might  not be  able  to  effectively prevent  frequent  exchange  activity  in  those  accounts.  There is no guarantee  that the Transfer  Agent's  controls and  procedures  will be successful  to  identify  investors  who  engage  in  excessive  trading activity or to curtail that activity.

      As stated above,  the Fund permits  dealers or financial  intermediaries to submit  exchange  requests on behalf of their  customers  (unless the customer  has revoked that  authority).  The  Manager,  the  Distributor and/or the  Transfer  Agent  have  agreements  with a limited  number of
      broker-dealers  and  investment   advisers  permitting  them  to  submit
      exchange orders in bulk on behalf of their clients,  provided that those broker-dealers  or  advisers  agree to  restrictions  on their  exchange activity (which are more stringent than the  restrictions  that apply to other  shareholders).  Those  restrictions  include  limitations  on the funds  available for exchanges,  the  requirement to give advance notice of exchanges to the Transfer  Agent,  and limits on the amount of client assets  that may be  invested  in a  particular  fund.  The Fund and its
      Transfer Agent may restrict or refuse bulk exchange  requests  submitted by a  financial  intermediary  on behalf of a large  number of  accounts
      (including  pursuant  to the  arrangements  described  above) if, in the
      Transfer Agent's judgment  exercised in its discretion,  those exchanges would be disruptive to either fund in the exchange transaction.

   o  The Fund may amend,  suspend or terminate the exchange  privilege at any time.  The Fund may  refuse  any  exchange  order and is  currently  not obligated to provide notice before rejecting an exchange order.
   o  If the  Transfer  Agent  cannot  exchange  all the  shares  you  request because of a  restriction  cited  above,  only the shares  eligible  for exchange will be exchanged.

Shareholder Account Rules and Policies

More  information  about  the  Fund's  policies  and  procedures  for  buying, selling,  and  exchanging  shares is contained in the  Statement of Additional
Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually on or about the second to last
      "regular business day" of September.  See the Statement of Additional
      Information (shareholders may also visit the OppenheimerFunds website)
      to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The  offering  of  shares  may be  suspended  during  any  period in which the determination  of net asset value is suspended,  and the offering may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable law.  If an account has more than one owner,  the Fund and the  Transfer
      Agent  may  rely  on  the  instructions  of  any  one  owner.  Telephone
      privileges   apply  to  each  owner  of  the   account  and  the  dealer
      representative  of record  for the  account  unless the  Transfer  Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other procedures to confirm that telephone
      instructions   are  genuine,   by  requiring   callers  to  provide  tax
      identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the
      Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent receives all required  documents in proper form.  From time to time, the
      Transfer Agent in its  discretion may waive certain of the  requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National Securities  Clearing  Corporation are responsible  for obtaining  their  clients'  permission to perform those transactions,  and are responsible to their clients who are shareholders of the  Fund if the  dealer  performs  any  transaction  erroneously  or improperly.
Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check or through  AccountLink  or by Federal  Funds wire (as  elected by the  shareholder)  within seven days after the Transfer  Agent  receives
      redemption   instructions  in  proper  form.   However,   under  unusual
      circumstances  determined  by the  Securities  and Exchange  Commission, payment may be delayed or  suspended.  For  accounts  registered  in the name of a  broker-dealer,  payment  will  normally be  forwarded  within three business days after redemption.
The Transfer  Agent may delay  processing  any type of  redemption  payment as described under "How to Sell Shares" for recently  purchased shares, but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be avoided  if you  purchase  shares by  Federal  Funds  wire or  certified check,  or  arrange  with  your bank to  provide  telephone  or  written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary  Redemptions  of  Small  Accounts  may be made by the  Fund if the account  value  has  fallen  below  $200.  In  some  cases,  involuntary redemptions  may be made to repay the  Distributor  for losses  from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities  from the Fund's portfolio.
Federal  regulations  may require  the Fund to obtain your name,  your date of birth  (for a  natural  person),  your  residential  street  address  or principal  place of business and your Social Security  number,  Employer
      Identification  Number or other government  issued  identification  when you open an account.  Additional  information may be required in certain circumstances  or to open corporate  accounts.  The Fund or the Transfer
      Agent may use this  information to attempt to verify your identity.  The
      Fund  may  not  be  able  to  establish  an  account  if  the  necessary information  is not received.  The Fund may also place limits on account transactions  while it is in the  process of  attempting  to verify your identity.  Additionally,  if the Fund is unable to verify your  identity after your  account is  established,  the Fund may be required to redeem your shares and close your account.
"Backup  withholding"  of federal  income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these  mailings,  called  householding,  benefits  the  Fund  through reduced mailing expense.

      If you want to receive multiple copies of these materials,  you may call the Transfer Agent at  1.800.225.5677.  You may also notify the Transfer
      Agent  in  writing.  Individual  copies  of  prospectuses,  reports  and privacy notices will be sent to you commencing  within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends and Taxes

DIVIDENDS.  The Fund intends to declare  dividends from net investment  income each regular  business day and to pay those dividends to shareholders  monthly on a date selected by the Board of Trustees.  To maintain a net asset value of
$1.00 per share, the Fund might withhold  dividends or make distributions from capital or capital gains.

      The Fund  intends to be as fully  invested as  possible to maximize  its yield.  Therefore,  newly-purchased  shares  normally  will  begin  to  accrue dividends after the Distributor  accepts your purchase order,  starting on the business day after the Fund receives Federal Funds from your purchase payment.

CAPITAL  GAINS.  The Fund  normally  holds  its  securities  to  maturity  and therefore will not usually pay capital gains.  Although the Fund does not seek capital  gains,  it could  realize  capital  gains  on the  sale of  portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains  in  December  of each  year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.

WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your account,  specify on your  application  how you want to receive your dividends and distributions. You have four options:

Reinvest  All  Distributions  in the  Fund.  You can  elect  to  reinvest  all dividends and capital gains  distributions  in additional  shares of the
      Fund.
Reinvest   Dividends  or  Capital  Gains.  You  can  elect  to  reinvest  some distributions (dividends,  short-term capital gains or long-term capital gains  distributions)  in the Fund while  receiving  the other  types of distributions  by check or having them sent to your bank account through
      AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends  and  capital  gains  distributions  or have them sent to your bank through AccountLink.
 Reinvest Your  Distributions  in Another  OppenheimerFunds  Account.  You can
      reinvest  all  distributions  in the same  class of  shares  of  another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the  following tax  implications  of investing in the Fund.
The Fund expects  that its  distributions  will consist  primarily of ordinary income,  which is subject to federal income tax and may be subject to state or local taxes.  Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term  capital gains are taxable as long-term  capital gains when distributed to shareholders,  and may be taxable at different  rates  depending  on how long the Fund holds the asset.  It does not matter  how long you have held your  shares.  Whether  you  reinvest  your distributions in additional  shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received in the previous  year.  Any long-term  capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

      The  Fund  intends  each  year to  qualify  as a  "regulated  investment company"  under  the  Internal  Revenue  Code,  but  reserves  the  right  not qualify.  It qualified  during its last fiscal year.  The Fund, as a regulated investment company,  will not be subject of Federal income taxes on any of its income,  provided  that  it  satisfies  certain  income,  diversification  and distribution requirements.

      Because  the Fund seeks to  maintain a stable  $1.00 per share net asset value,  it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference  between the price you paid for the shares and the price you  received  when you sold them.
Any capital gain is subject to capital gains tax.

      In certain  cases,  distributions  made by the Fund may be  considered a non-taxable  return of capital to  shareholders.  If that  occurs,  it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial  Highlights Table is presented to help you understand the Fund's financial  performance  for the past five fiscal  years.  Certain  information reflects  financial  results for a single Fund share. The total returns in the table  represent  the rate that an investor  would have earned (or lost) on an
investment  in  the  Fund   (assuming   reinvestment   of  all  dividends  and
distributions).  This  information  has been audited by Deloitte &Touche LLP, the Fund's independent  registered public accounting firm, whose report, along with  the  Fund's  financial  statements,  is  included  in the  Statement  of
Additional Information, which is available on request.
FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

CLASS A      YEAR ENDED JULY 31,                          2004            2003             2002             2001             2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                 $    1.00       $    1.00        $    1.00        $    1.00        $    1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1           .01              .01              .05              .05
Net realized gain                                           -- 1            --1              -- 1             --               --
                                                     ------------------------------------------------------------------------------
Total from investment operations                            -- 1           .01              .01              .05              .05
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1          (.01)            (.01)            (.05)            (.05)
Distributions from net realized gain                        --              -- 1             -- 1             --               --
                                                     ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             -- 1          (.01)            (.01)            (.05)            (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    1.00       $    1.00        $    1.00        $    1.00        $    1.00
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.17%           0.54%            1.31%            4.84%            5.10%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 385,393       $ 465,843        $ 439,893        $ 395,898        $ 317,198
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 405,288       $ 451,634        $ 405,285        $ 351,490        $ 312,440
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                     0.17%           0.53%            1.30%            4.67%            5.00%
Total expenses                                            1.22%           1.16%            1.17%            1.15%            1.06%
Expenses after payments and waivers
and reduction to custodian expenses                       0.99%           1.00%            1.16%             N/A 4            N/A 4
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 18 | OPPENHEIMER CASH RESERVES

CLASS B         YEAR ENDED JULY 31,                       2004            2003            2002             2001             2000
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00       $    1.00       $    1.00        $    1.00        $    1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1            -- 1           .01              .04              .04
Net realized gain                                           -- 1            -- 1            -- 1             --               --
                                                     -----------------------------------------------------------------------------
Total from investment operations                            -- 1            -- 1           .01              .04              .04
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1            -- 1          (.01)            (.04)            (.04)
Distributions from net realized gain                        --              -- 1            -- 1             --               --
                                                     -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             -- 1            -- 1          (.01)            (.04)            (.04)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $    1.00       $    1.00       $    1.00        $    1.00        $    1.00
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.11%           0.27%           0.76%            4.25%            4.52%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 219,061       $ 316,750       $ 417,768        $ 239,201        $ 172,345
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 247,836       $ 385,078       $ 288,676        $ 208,775        $ 225,824
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     0.10%           0.27%           0.75%            4.07%            4.40%
Total expenses                                            1.34%           1.37%           1.71%            1.70%            1.61%
Expenses after payments and waivers
and reduction to custodian expenses                       1.04%           1.27%           1.70%             N/A 4            N/A 4
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 19 | OPPENHEIMER CASH RESERVES FINANCIAL HIGHLIGHTS Continued --------------------------------------------------------------------------------

CLASS C         YEAR ENDED JULY 31,                       2004            2003            2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00       $    1.00       $    1.00        $    1.00       $    1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1            -- 1           .01              .04             .04
Net realized gain                                           -- 1            -- 1            -- 1             --              --
                                                     ----------------------------------------------------------------------------
Total from investment operations                            -- 1            -- 1           .01              .04             .04
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1            -- 1          (.01)            (.04)           (.04)
Distributions from net realized gain                        --              -- 1            -- 1             --              --
                                                     ----------------------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                             -- 1            -- 1          (.01)            (.04)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    1.00       $    1.00       $    1.00        $    1.00       $    1.00
                                                     ============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.10%           0.25%           0.76%            4.26%           4.52%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 109,083       $ 106,650       $ 123,120        $  85,076       $  49,382
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  97,058       $ 113,569       $  85,893        $  68,741       $  59,556
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     0.10%           0.24%           0.80%            4.07%           4.44%
Total expenses                                            1.39%           1.41%           1.71%            1.70%           1.61%
Expenses after payments and waivers
and reduction to custodian expenses                       1.05%           1.28%           1.70%             N/A 4           N/A 4
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 20 | OPPENHEIMER CASH RESERVES

CLASS N         YEAR ENDED JULY 31,                             2004             2003             2002              2001 1
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     1.00       $     1.00       $     1.00        $     1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                             -- 2             -- 2            .01               .01
Net realized gain                                                 -- 2             -- 2             -- 2              --
                                                          ----------------------------------------------------------------
Total from investment operations                                  -- 2             -- 2            .01               .01
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              -- 2             -- 2           (.01)             (.01)
Distributions from net realized gain                              --               -- 2             -- 2              --
                                                          ----------------------------------------------------------------
Total dividends and/or distributions to shareholders              -- 2             -- 2           (.01)             (.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     1.00       $     1.00       $     1.00        $     1.00
                                                          ================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                  0.10%            0.43%            1.08%             1.49%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   57,309       $   52,350       $   42,761        $    4,275
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   55,961       $   49,145       $   21,014        $      737
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           0.10%            0.41%            0.68%             3.03%
Total expenses                                                  1.39%            1.24%            1.47%             1.19%
Expenses after payments and waivers
and reduction to custodian expenses                             1.06%            1.11%            1.46%              N/A 5
1. For the period from March 1, 2001 (inception of offering) to July 31, 2001. 2. Less than $0.005 per share. 3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 4. Annualized for periods of less than one full year. 5. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Cash Reserves
The  following  additional  information  about the Fund is  available  without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.   This  document  includes  additional
information about the Fund's investment  policies,  risks, and operations.  It is incorporated  by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the  Fund's investments  and performance is available in the Fund's Annual and Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information
You can  request  the  Statement  of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice  explaining  the Fund's  privacy  policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information  about the Fund including the Statement of Additional  Information can be reviewed and copied at the SEC's Public  Reference  Room in Washington,
D.C.  Information  on  the  operation  of the  Public  Reference  Room  may be obtained by calling the SEC at  1.202.942.8090.  Reports and other information about the Fund are  available  on the  EDGAR  database  on the SEC's  Internet website at www.sec.gov.  Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the Fund other  than what is  contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the
Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any person  in any state or other  jurisdiction  where it is  unlawful  to make such an offer.

The Fund's SEC File No. 811-5582                     The  Fund's   shares  are
distributed by:
PR0760.001.0904                     [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper.

                        APPENDIX TO THE PROSPECTUS OF
                          OPPENHEIMER CASH RESERVES

      Graphic  material  included in Prospectus of  Oppenheimer  Cash Reserves
(the  "Fund")  under the  heading:  "Annual  Total  Returns  (as of 12/31 each year)."

      A bar chart will be included  in the  Prospectus  of the Fund  depicting the annual total  returns of a  hypothetical  investment  in Class A shares of the Fund for each of the ten most recent calendar  years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------------------
          Calendar Year Ended:                    Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/94                                 3.22%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/95                                 4.84%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/96                                 4.51%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/97                                 4.48%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/98                                 4.57%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/99                                 4.40%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/00                                 5.51%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/01                                 3.29%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/02                                 0.82%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/03                                 0.28%

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
Oppenheimer Cash Reserves
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated September 27, 2004

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  September  27, 2004. It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  by calling the Transfer Agent at the toll-free  number shown above, or
by   downloading   it  from   the   OppenheimerFunds   Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Investment Restrictions....................................................
How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Trustees and Oversight Committees.................................
   Trustees and Officers of the Fund..........................................
   The Manager................................................................
Distribution and Service Plans................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund

Report of Independent Registered Public Accounting Firm.......................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers.C-1
------------------------------------------------------------------------------

ABOUT THE FUND
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment  objective and the principal  investment  policies of the
Fund  are  described  in  the   Prospectus.   This   Statement  of  Additional
Information  contains  supplemental  information  about those policies and the types of  securities  that the Fund's  investment  Manager,  OppenheimerFunds,
Inc.  will  select for the Fund.  Additional  explanations  are also  provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent  with stability of principal.  The Fund will not make  investments  with the objective of seeking capital growth.  However, the value of the  securities  held by the Fund may be  affected  by changes in general  interest rates.  Because the current value of debt securities  varies inversely  with  changes in  prevailing  interest  rates,  if  interest  rates increase after a security is purchased,  that security would normally  decline in  value.  Conversely,  if  interest  rates  decrease  after  a  security  is purchased,  its value would rise.  However,  those  fluctuations in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not usually intend to dispose of securities  prior to their  maturity.  A debt security  held to maturity is redeemable by its issuer at full  principal value plus accrued interest.

      The Fund may sell  securities  prior to their  maturity,  to  attempt to take  advantage  of  short-term  market  variations,  or  because of a revised credit evaluation of the issuer or other considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares. In such cases, the
Fund may realize a capital gain or loss on the security.

      |X|   Ratings  of   Securities  --  Portfolio   Quality,   Maturity  and
Diversification.  Under Rule 2a-7 of the Investment Company Act, the Fund uses the amortized  cost method to value its portfolio  securities to determine the
Fund's net asset  value per share.  Rule 2a-7 places  restrictions  on a money market fund's  investments.  Under that Rule, the Fund may purchase only those securities that the Manager, under Board-approved  procedures,  has determined
have  minimal  credit  risks  and  are  "Eligible   Securities."   The  rating
restrictions  described in the  Prospectus  and this  Statement of  Additional
Information do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one that  has been  rated in one of the two
highest  short-term  rating  categories  by  any  two   "nationally-recognized
statistical rating  organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating  Organizations"  in this  Statement  of  Additional
Information.  If only one Rating Organization has rated that security, it must have been rated in one of the two  highest  rating  categories  by that Rating
Organization.  An unrated  security that is judged by the Manager,  subject to review by the  Fund's  Board of  Directors,  to be of  comparable  quality  to
Eligible  Securities  rated by Rating  Organizations  may also be an "Eligible
Security."

      Rule 2a-7  permits  the Fund to  purchase  any  number  of  "First  Tier
Securities."  These  are  Eligible  Securities  that  have  been  rated in the highest  rating  category  for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been  rated in the  highest  rating  category  by that
Rating  Organization.  Comparable  unrated  securities  may also be First Tier
Securities.

      Under Rule 2a-7,  the Fund may invest only up to 5% of its total  assets in  "Second  Tier  Securities."  Those are  Eligible  Securities  that are not
"First Tier Securities." In addition, the Fund may not invest more than:
o     5% of its total assets in the  securities  of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
o     1% of its total  assets or $1 million  (whichever  is greater) in Second
         Tier Securities of any one issuer.

      Under  Rule  2a-7,  the Fund must  maintain  a  dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity of any single portfolio  investment  may not exceed 397 days.  The Board  regularly  reviews reports  from the  Manager to show the  Manager's  compliance  with the Fund's procedures and with the Rule.

      If a  security's  rating  is  downgraded,  the  Manager  or the Board of
Trustees may have to reassess  the  security's  credit risk.  If a security is downgraded,  the  Manager  or the Board of  Trustees  will  promptly  reassess whether the security  continues to present  minimal credit risk,  reassess the status of the security as an "eligible  security," and take such actions as is appropriate.  If the Fund  disposes  of the  security  within five days of the
Manager  learning  of the  downgrade,  the Manager  will  provide the Board of
Trustees  with  subsequent  notice  of such  downgrade.  If a  security  is in default,  or ceases to be an Eligible Security,  or is determined no longer to present minimal credit risks, the Board of Trustees must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations  currently designated as  nationally-recognized statistical  rating  organizations  by the Securities and Exchange  Commission
(the "SEC") are Standard & Poor's (a division of the  McGraw-Hill  Companies),
Moody's Investors Service,  Inc., Fitch, Inc. and Dominion Bond Rating Service
Limited.  Appendix A to this  Statement  of  Additional  Information  contains descriptions of the rating categories of those Rating  Organizations.  Ratings at the time of purchase  will  determine  whether  securities  may be acquired under the restrictions described above.

      |X|   U.S.  Government   Securities.   U.S.  government  securities  are
obligations  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and  instrumentalities  that issue or guarantee
securities   include,   but  are  not   limited   to,  the   Federal   Housing
Administration, Farmers Home Administration,  Export-Import Bank of the United
States,   Small  Business   Administration,   Government   National   Mortgage
Association, General Services Administration,  Bank for Cooperatives,  Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal Intermediate
Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities  issued  or  guaranteed  by  U.S.   government  agencies  and
instrumentalities  are not  always  backed by the full faith and credit of the
United  States.  Some,  such as  securities  issued  by the  Federal  National
Mortgage  Association ("Fannie Mae"), are backed by the right of the agency or instrumentality  to  borrow  from the  Treasury.  Others,  such as  securities issued by the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported only by the credit of the  instrumentality  and not by the Treasury.
If the  securities  are not  backed by the full faith and credit of the United
States,  the  purchaser  must  look  principally  to the  agency  issuing  the obligation  for  repayment  and may not be able to assert a claim  against the
United  States  if the  issuing  agency or  instrumentality  does not meet its commitment.

      Among the U.S.  government  securities that may be purchased by the Fund are  "mortgage-backed  securities" of Fannie Mae, Government National Mortgage
Association  ("Ginnie  Mae") and Freddie Mac.  Timely payment of principal and interest  on Ginnie  Mae  pass-through  is  guaranteed  by the full  faith and
credit  of  the  United  States.  These  mortgage-backed   securities  include
"pass-through"  securities  and  "participation  certificates."  Both types of securities  are similar,  in that they  represent  pools of mortgages that are assembled by a vendor who sells  interests in the pool.  Payments of principal and interest by  individual  mortgagors  are passed  through to the holders of the  interests in the pool.  Another type of  mortgage-backed  security is the
"collateralized  mortgage  obligation."  It is similar to a conventional  bond and is secured by groups of individual mortgages.

      |X|   Time  Deposits  and Other Bank  Obligations.  The types of "banks"
whose  securities the Fund may buy include  commercial  banks,  savings banks, and  savings  and loan  associations,  which may or may not be  members of the
Federal  Deposit  Insurance  Corporation.  The Fund may also buy securities of
"foreign banks" that are:
o     foreign  branches of U.S.  banks  (which may be issuers of  "Eurodollar"
            money market instruments),
o     U.S.  branches  and  agencies of foreign  banks (which may be issuers of
            "Yankee dollar" instruments), or
o     foreign branches of foreign banks.

      The Fund may invest in fixed  time  deposits.  These are  non-negotiable deposits in a bank for a specified  period of time at a stated  interest rate.
They may or may not be subject to withdrawal  penalties.  However,  the Fund's investments  in time deposits  that are subject to penalties  (other than time deposits  maturing  in less than 7 days)  are  subject  to the 10%  investment limitation  for investing in illiquid or restricted  securities,  set forth in
"Illiquid and  Restricted  Securities"  in the  Prospectus.  The Fund will buy bank  obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign  bank with total  assets of at least $30.0  billion.
Those asset requirements apply only at the time the obligations are acquired.

      |X|   Insured   Bank   Obligations.   The  Federal   Deposit   Insurance
Corporation  ("FDIC")  insures  the  deposits  of banks and  savings  and loan associations  up to $100,000 per investor.  Within the limits set forth in the
Prospectus,  the Fund may purchase bank  obligations that are fully insured as to  principal  by the FDIC.  To remain fully  insured as to  principal,  these investments  must  currently be limited to $100,000 per bank. If the principal amount  and  accrued  interest  together  exceed  $100,000,  then the  accrued interest in excess of that $100,000 will not be insured.
      |X|   Bank Loan  Participation  Agreements.  The Fund may invest in bank loan participation agreements,  subject to the investment limitation set forth in the  Prospectus as to  investments  in illiquid  securities.  Participation agreements  provide an  undivided  interest in a loan made by the bank issuing the  participation  interest in the  proportion  that the  buyer's  investment bears  to the  total  principal  amount  of  the  loan.  Under  this  type  of arrangement,  the issuing bank may have no  obligation to the buyer other than to pay  principal  and interest on the loan if and when  received by the bank.
Thus,  the Fund must look to the  creditworthiness  of the borrower,  which is obligated  to make  payments of  principal  and  interest on the loan.  If the borrower fails to pay scheduled  principal or interest payments,  the Fund may experience a reduction in income.

      |X|   Asset-Backed  Securities.  These securities,  issued by trusts and special  purpose  corporations,  are  backed  by  pools of  assets,  primarily automobile  and  credit-card  receivables  and home  equity  loans.  They pass through the payments on the  underlying  obligations  to the security  holders
(less   servicing  fees  paid  to  the  originator  or  fees  for  any  credit enhancement).  The value of an asset-backed security is affected by changes in
the   market's   perception   of  the  asset   backing   the   security,   the
creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of asset-backed  securities  are  typically  supported  by some  form  of  credit enhancement,  such as a letter of credit,  surety bond,  limited  guarantee by another  entity  or having a  priority  to  certain  of the  borrower's  other securities.  The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit  enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any  required  payments of  principal  and interest are not made with respect to the underlying  loans, the Fund may experience  losses or delays in receiving payment.

      The  risks  of  investing  in  asset-backed  securities  are  ultimately dependent  upon payment of consumer loans by the  individual  borrowers.  As a purchaser  of an  asset-backed  security,  the Fund  would  generally  have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments,  which shorten the weighted  average life of asset-backed  securities and may lower their return, in the same manner as for  prepayments of a pool of mortgage loans  underlying mortgage-backed securities.  However,  asset-backed securities do not have the benefit of the same  security  interest  in the  underlying  collateral  as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In a  repurchase  transaction,  the  Fund acquires a  security  from,  and  simultaneously  resells  it to, an  approved vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest rate effective for the period during which the  repurchase  agreement is in effect.
An  "approved  vendor" may be a U.S.  commercial  bank,  the U.S.  branch of a foreign bank, or a  broker-dealer  which has been  designated a primary dealer in government  securities.  They must meet the credit  requirements set by the
Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the resale  typically  will occur  within one to five days of the purchase.  The Fund will not enter into a repurchase agreement that will cause more  than  10% of its net  assets  to be  subject  to  repurchase  agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under  the  Investment
Company  Act  of  1940  ("Investment   Company  Act")  collateralized  by  the
underlying  security.  The Fund's  repurchase  agreements  require that at all times while the  repurchase  agreement is in effect,  the  collateral's  value must  equal  or  exceed  the  repurchase  price  to  fully  collateralize  the repayment  obligation.  Additionally,  the Manager  will  monitor the vendor's creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously  monitor the collateral's value.  However, if the vendor fails to pay the  resale  price on the  delivery  date,  the Fund  may  incur  costs in disposing of the collateral  and may  experience  losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive  Order issued by the SEC, the Fund,  along with other affiliated  entities managed by the Manager may transfer uninvested cash balances  into one or more  joint  repurchase  accounts.  These  balances  are invested  in one or more  repurchase  agreements,  secured by U.S.  government securities.  Securities  pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase arrangement  requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however, in the event of default by the other party to the  agreement,  retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Floating  Rate/Variable  Rate Obligations.  The Fund may invest in instruments  with floating or variable  interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.
The rate on the  investment  is  adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation  is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate obligations in which the Fund may invest have a demand feature  entitling the  holder  to  demand  payment  of an  amount  approximately  equal  to  the amortized  cost of the  instrument or the principal  amount of the  instrument plus accrued  interest at any time,  or at specified  intervals  not exceeding
397 days. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include  master  demand notes,  which are obligations that permit the Fund to invest fluctuating  amounts in a note. The amount may change  daily  without  penalty,  pursuant  to direct  arrangements between  the Fund,  as the note  purchaser,  and the  issuer of the note.  The interest rates on these notes  fluctuate from time to time. The issuer of this type of  obligation  normally  has a  corresponding  right in its  discretion, after a given  period,  to  prepay  the  outstanding  principal  amount of the obligation plus accrued  interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation  or  depreciation  is less than that for  fixed-rate  obligations having the same maturity.

      Because  these  types of  obligations  are direct  lending  arrangements between  the  note  purchaser  and  issuer  of  the  note,  these  instruments generally will not be traded.  Generally,  there is no  established  secondary market for these types of  obligations,  although they are redeemable from the issuer at face value. Accordingly,  where these obligations are not secured by letters of credit or other credit  support  arrangements,  the Fund's right to redeem them is  dependent  on the ability of the note issuer to pay  principal and interest on demand.  These types of  obligations  usually are not rated by credit rating agencies.  The Fund may invest in obligations that are not rated only if the Manager  determines at the time of investment that the obligations are of  comparable  quality  to the  other  obligations  in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the  creditworthiness of the issuers of the  floating and variable  rate  obligations  in the Fund's portfolio on an ongoing basis.

      |X|   Loans of Portfolio Securities.  To attempt to increase its income, the Fund may lend its  portfolio  securities  to  brokers,  dealers  and other financial  institutions.  These  loans are limited to not more than 25% of the value  of the  Fund's  total  assets  and  are  subject  to  other  conditions described below.  There are some risks in lending  securities.  The Fund could experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned securities.  The Fund presently does not intend to lend its securities,  but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets.

      The Fund must receive  collateral for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the loan  collateral  must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S.
government  securities  or  other  cash  equivalents  in  which  the  Fund  is permitted to invest.  To be acceptable as  collateral,  letters of credit must obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter.  Such terms and the issuing bank must be  satisfactory to the Fund.

      When it lends securities,  the Fund receives from the borrower an amount equal to the interest paid or the dividends  declared on the loaned securities during the term of the loan. It may also receive  negotiated loan fees and the interest on the  collateral  securities,  less any finders',  custodian  bank, administrative  or other fees the Fund pays in connection  with the loan.  The
Fund may share the interest it receives on the collateral  securities with the borrower  as  long as it  realizes  at  least a  minimum  amount  of  interest required by the lending guidelines established by its Board of Trustees.

      The  Fund  will  not  lend  its  portfolio  securities  to any  officer,
Trustee,  employee or affiliate  of the Fund or its Manager.  The terms of the
Fund's  loans must meet  certain  tests under the  Internal  Revenue  Code and permit the Fund to reacquire  loaned  securities  on five business days notice or in time to vote on any important matter.

      |X|   Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures   established  by  the  Fund's  Board  of  Trustees,   the  Manager
determines  the  liquidity of certain of the Fund's  investments.  Investments may be illiquid because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security is one that has a contractual  restriction  on its resale or which cannot be sold publicly  until it is registered  under the Securities
Act of 1933.

      Illiquid  securities  the  Fund  can  buy  include  issues  that  may be redeemed  only by the issuer upon more than seven days notice or at  maturity, repurchase  agreements  maturing in more than seven days,  fixed time deposits subject to  withdrawal  penalties  which  mature in more than seven days,  and other  securities  that  cannot  be sold  freely  due to legal or  contractual restrictions  on resale.  Contractual  restrictions  on the resale of illiquid securities  might  prevent or delay their sale by the Fund at a time when such sale would be desirable.  Illiquid  securities include  repurchase  agreements maturing in more than 7 days, or certain  participation  interests  other than those with puts exercisable within 7 days.

      There are restricted  securities that are not illiquid that the Fund can buy.  They include  certain  master  demand notes  redeemable  on demand,  and short-term  corporate  debt  instruments  that  are  not  related  to  current transactions  of the issuer and therefore are not exempt from  registration as commercial paper.

Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:
o     The Fund cannot invest in commodities or commodity contracts;
o     The Fund cannot  invest in real estate;  however,  the Fund may purchase debt  securities  issued by companies which invest in real estate or interests therein;
o     The Fund  cannot  purchase  securities  on margin or make short sales of securities;
o     The Fund  cannot  invest in or hold  securities  of any  issuer if those
officers   and   trustees  or  directors  of  the  Fund  or  its  Manager  who beneficially  own  individually  more than1/2of 1% of the  securities  of such issuer together own more than 5% of the securities of such issuer;
o     The Fund cannot underwrite  securities of other companies except insofar as the Fund may be deemed an  underwriter  under the Securities Act of 1933 in connection with the disposition of portfolio securities;
o     The Fund cannot  invest more than 5% of its total  assets in  securities of  companies  that  have  operated  less  than  three  years,  including  the operations of predecessors;
o     The Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities for which assets of the Fund are designated as segregated, or margin,  collateral or escrow arrangements are established,  to cover the related obligations;
o     With respect to 75% of its assets,  the Fund cannot purchase  securities issued or  guaranteed  by any one issuer  (except the U.S.  Government  or its agencies or  instrumentalities),  if more than 5% of the Fund's  total  assets would be  invested  in  securities  of that issuer or Fund would then own more than 10% of that issuer's voting securities;
o     The Fund  cannot  concentrate  investments  to the  extent of 25% of its assets in any  industry;  except for  obligations  of foreign banks or foreign branches of domestic  banks,  time deposits,  other bank  obligations and U.S.
government  securities  as  described  in  the  Prospectus  and  Statement  of
Additional Information;
o     The Fund  cannot  make loans,  except  that the Fund may  purchase  debt instruments  and  repurchase  agreements  as described in the  Prospectus  and
Statement  of  Additional  Information,  and the Fund  may lend its  portfolio
securities  as  described  under  "Loans  of  Portfolio   Securities"  in  the
Statement of Additional Information; or
o     The Fund cannot  borrow money in excess of 10% of the value of its total assets or make any investment  when  borrowings  exceed 5% of the value of its total assets;  it may borrow only as a temporary  measure for extraordinary or emergency  purposes;  no  assets  of the Fund  may be  pledged,  mortgaged  or assigned to secure a debt.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional  Restrictions  That Are Not  "Fundamental"
Policies?

      The Fund has additional  operating  policies that are not "fundamental,"
and  which  can be  changed  by the  Board  of  Trustees  without  shareholder approval.

      The Fund cannot  invest in  securities  of other  investment  companies, except if it acquires them as part of a merger,  consolidation  or acquisition of assets.

      For purposes of the Fund's policy not to concentrate  its investments in securities of issuers,  the Fund has adopted the industry  classifications set forth in Appendix B to this Statement of Additional  Information.  This is not a fundamental policy.

How the Fund Is Managed

Organization  and  History.  The Fund is an  open-end  diversified  management company  organized  as  a  Massachusetts  business  trust  in  1988,  with  an unlimited number of authorized shares of beneficial interest.

      The Fund is governed by a Board of Trustees,  which is  responsible  for
protecting  the  interests  of  shareholders  under   Massachusetts  law.  The
Trustees  meet  periodically   throughout  the  year  to  oversee  the  Fund's
activities, review its performance, and review the actions of the Manager.

      |X|               Classes  of  Shares.   The  Trustees  are  authorized,
without shareholder  approval, to create new series and classes of shares. The
Trustees may reclassify  unissued shares of the Fund into additional series or classes of shares.  The  Trustees  also may divide or combine  the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial interest of a shareholder in the Fund. Shares do not have  cumulative  voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has four classes of shares:  Class A, Class B, Class
C, and Class N. All  classes  invest in the same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may  have  a  different  net  asset  value   (although  this  is  highly
         unlikely),
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

      |X|                                 Meetings  of   Shareholders.   As  a
Massachusetts  business trust,  the Fund is not required to hold, and does not plan to hold,  regular  annual  meetings of  shareholders.  The Fund will hold meetings  when  required  to do so by the  Investment  Company  Act  or  other applicable  law.  It will also do so when a  shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders  have the right, upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Fund,  to remove a Trustee.  The
Trustees  will call a meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

      |X|               Shareholder   and   Trustee   Liability.   The  Fund's
Declaration of Trust contains an express  disclaimer of shareholder or Trustee liability for the Fund's  obligations.  It also  provides for  indemnification and  reimbursement  of expenses out of the Fund's property for any shareholder held  personally  liable for its  obligations.  The  Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or obligation of the Fund and shall satisfy any  judgment on that claim.  Massachusetts  law  permits a  shareholder  of a business trust (such as the Fund) to be held personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund shareholder will incur  financial  loss from being held  liable as a  "partner"  of the Fund is limited  to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and  Oversight  Committees.  The Fund is governed by a Board
of  Trustees,   which  is   responsible   for   protecting  the  interests  of
shareholders   under   Massachusetts   law.  The  Trustees  meet  periodically
throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the  Manager.  Although  the Fund will not  normally hold annual meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on important  matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other  action  described  in the
Fund's Declaration of Trust.

      The Board of Trustees has an Audit  Committee,  a Review  Committee  and
Governance  Committe.  The Audit Committee is comprised  solely of Independent
Trustees.  The Audit  Committee is comprised  solely of Independent  Trustees.
The members of the Audit  Committee are Edward L. Cameron  (Chairman),  George
C. Bowen Robert J. Malone and F.  William  Marshall,  Jr. The Audit  Committee
held 6_  meetings  during the  fiscal  year  ended  July 31,  2004.  The Audit
Committee furnishes the Board with recommendations  regarding the selection of the Fund's independent  auditors.  Other main functions of the Audit Committee include,  but are not  limited  to:  (i)  reviewing  the scope and  results of financial statement audits and the audit fees charged;  (ii) reviewing reports from the Fund's independent  auditors regarding the Fund's internal accounting procedures  and controls;  (iii) review  reports from the  Manager's  Internal
Audit  Department;  (iv) maintaining a separate line of communication  between the  Fund's  independent  auditors  and  its  Independent  Trustees;  and  (v)
exercise  all  other  functions  outlined  in  the  Audit  Committee  Charter, including  but  not  limited  to  reviewing  the  independence  of the  Fund's independent  auditors and the  pre-approval  of the  performance by the Fund's independent auditors of any non-audit service,  including tax service, for the
Fund that is not prohibited by the Sarbanes-Oxley Act.

      The Audit Committee's  functions  include  selecting and nominating,  to the  full  Board,  nominees  for  election  as  Trustees,  and  selecting  and nominating  Independent  Trustees for election.  The Audit  Committee may, but need not,  consider  the  advice and  recommendation  of the  Manager  and its affiliates in selecting  nominees.  The full Board elects new trustees  except for those instances when a shareholder vote is required.

      To date,  the Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless,  shareholders may submit names of individuals,  accompanied by complete and properly supported resumes, for the Audit  Committee's  consideration  by mailing such  information to the
Committee in care of the Fund.  The  Committee  may  consider  such persons at such time as it meets to consider possible nominees.  The Committee,  however, reserves sole  discretion to determine the  candidates to present to the Board and/or  shareholders  when it meets for the purpose of  considering  potential nominees.

      The  members  of the  Review  Committee  are Jon S.  Fossel  (Chairman),
Robert G. Avis, Sam Freedman and Beverly  Hamilton.  The Review Committee held
_6  meetings  during  the  fiscal  year  ended  July  31,  2004.  Among  other functions,  the Review Committee reviews reports and makes  recommendations to the  Board  concerning  the fees  paid to the  Fund's  transfer  agent and the services  provided to the Fund by the  transfer  agent.  The Review  Committee also reviews the Fund's  investment  performance  and policies and  procedures adopted  by  the  Fund  to  comply  with  Investment  Company  Act  and  other applicable law.

The members of the Governance Committee are Robert Malone (Chairman),  William
Armstrong,  Beverly  Hamilton  and F.  William  Marshall,  Jr. The  Governance
Committee was  established in August 2004 and did not hold any meetings during the Fund's  fiscal  year ended July 31,  2004.  The  Governance  Committee  is expected to review general governance matters.

Trustees  and  Officers  of the  Fund.  Except  for  Mr.  Murphy,  each of the
Trustees is an  "Independent  Trustee," as defined in the  Investment  Company
Act. Mr. Murphy is an "Interested  Trustee," because he is affiliated with the
Manager by virtue of his  positions as an officer and director of the Manager, and as a  shareholder  of its parent  company.  Mr.  Murphy  was  elected as a
Trustee of the Fund with the  understanding  that in the event he ceases to be the chief  executive  officer of the  Manager,  he will resign as a trustee of the  Fund and the  other  Board II Funds  (defined  below)  for  which he is a trustee or director.

      The Fund's  Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal  occupations and business  affiliations  during  the past five  years  are  listed in the chart below.  The  information  for the Trustees  also  includes the dollar range of shares  of  the  Fund  as  well  as  the  aggregate  dollar  range  of  shares beneficially  owned in any of the Oppenheimer  funds overseen by the Trustees.
All  of  the  Trustees  are  also  trustees  or  directors  of  the  following
Oppenheimer  funds  (except  for  Ms.  Hamilton  and Mr.  Malone,  who are not
Trustees of  Oppenheimer  Senior  Floating  Rate Fund and Mr.  Murphy is not a
Trustee  or  Managing  General  Partner  of  any  of  the  Centennial  trusts)
(referred to as "Board II Funds"):

Oppenheimer Cash Reserves                  Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Champion Income Fund           Fund
Oppenheimer Capital Income Fund            Oppenheimer Strategic Income Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Variable Account Funds
Oppenheimer High Yield Fund                Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Integrity Funds                Centennial America Fund, L. P.
                                           Centennial  California  Tax  Exempt
Oppenheimer Limited-Term Government Fund   Trust
Oppenheimer Main Street Funds, Inc.        Centennial Government Trust
Oppenheimer Main Street Opportunity Fund   Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt

Oppenheimer Main Street Small Cap Fund     Trust
Oppenheimer Municipal Fund                 Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust

Oppenheimer Principal Protected Trust II

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Murphy, Petersen, Wixted, WeissVandehey,  Vottiero and Zack, and
Mses.Bloomberg,  Ives, Lee and Wolf who are officers of the Fund, respectively hold the same  offices  with one or more of the  other  Board II Funds as with the Fund. As of August 30___,  2004,  the Trustees and officers of the Fund as a group owned of record or  beneficially  less than 1% of each class of shares of the Fund.  The  foregoing  statement  does not reflect  ownership of shares held of record by an  employee  benefit  plan for  employees  of the  Manager, other than the shares  beneficially  owned under that plan by the  officers of the Fund listed above. In addition,  each Independent  Trustee, and his family members,  do not own  securities of either the Manager or  Distributor  of the
Board II Funds or any person  directly or indirectly  controlling,  controlled by or under common control with the Manager or Distributor.

      The  address of each  Trustee in the chart  below is 6803 S. Tucson Way,
Centennial,  CO 80112-3924.  Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal  Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number  of  Portfolios  in  Fund  Complex Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                              As  of  December   31,

                                                              2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James C. Swain,     Formerly,  Chief Executive Officer (until $None      Over
Chairman and        August  27,  2002) of the Board II Funds,            $100,000
Trustee since 1999  President and a director  (until 1997) of
Age: 67             the  Manager  and  Vice  Chairman  (until
                    January  2,  2002)  of  OppenheimerFunds,
                    Inc.   (of   which  the   Manager   is  a
                    wholly-owned      investment     advisory
                    subsidiary).  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,     Formerly,  Director and President of A.G. $None      $Over
Trustee since 1993  Edwards  Capital,  Inc.  (General Partner            $100,000
Age: 73             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Mr.  Bowen  held  several   positions  in $None      $1-$10,000
Trustee since 1997  OppenheimerFunds  Inc. and  subsidiary or
Age: 67             affiliated    companies.    Oversees   38

                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    A  member  of The  Life  Guard  of  Mount $None      Over
Trustee since 1999  Vernon,  George  Washington's home (since            $100,000
Age: 66             June  2000).  Formerly  (March 2001 - May
                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with
                    PricewaterhouseCoopers      LLP     (from
                    1974-1999)  (an   accounting   firm)  and
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Mr.  Fossel held several  positions  with $None      Over
Trustee since 1990  OppenheimerFunds,   Inc.  and  subsidiary            $100,000
Age: 62             and  affiliated  companies.  Oversees  38

                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director    of    Colorado    Uplift   (a $None      Over
Trustee since 1996  non-profit   charity)  (since   September            $100,000
Age: 63             1984).  Formerly (until October 1994) Mr.
                    Freedman   held   several   positions  in
                    subsidiary  or  affiliated  companies  of
                    OppenheimerFunds,    Inc.   Oversees   38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Trustee   of    Monterey    International $None      Over
Trustee since 2002  Studies  (an  educational   organization)            $100,000
Age: 57             (since  February 2000); a director of The
                    California   Endowment  (a  philanthropic
                    organization)  (since  April 2002) and of
                    Community  Hospital of Monterey Peninsula
                    (educational     organization)     (since
                    February  2002);  a  director  of America
                    Funds   Emerging   Markets   Growth  Fund
                    (since   October  1991)  (an   investment
                    company);  an  advisor  to Credit  Suisse
                    First  Boston's  Sprout  venture  capital
                    unit.  Mrs.  Hamilton also is a member of
                    the   investment    committees   of   the
                    Rockefeller   Foundation   and   of   the
                    University    of   Michigan.    Formerly,
                    Trustee   of   MassMutual   Institutional
                    Funds   (open-end   investment   company)
                    (1996-May   2004);   a  director  of  MML
                    Series  Investment  Fund (April  1989-May
                    2004) and MML  Services  (April  1987-May
                    2004) (investment  companies);  member of
                    the investment  committee  (2000-2003) of
                    Hartford     Hospital;     an     advisor
                    (2000-2003)   to   Unilever   (Holland)'s
                    pension  fund;  and  President  (February
                    1991-April   2000)  of  ARCO   Investment
                    Management    Company.     Oversees    37
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Chairman,  Chief  Executive  Officer  and $None      Over
Trustee since 2002  Director of Steele  Street  State Bank (a            $100,000
Age: 60             commercial  banking entity) (since August
                    2003);  director  of  Colorado  UpLIFT (a
                    non-profit  organization)  (since  1986);
                    trustee  (since  2000)  of the  Gallagher
                    Family       Foundation       (non-profit
                    organization).   Formerly,   Chairman  of
                    U.S.  Bank-Colorado (a subsidiary of U.S.
                    Bancorp and  formerly  Colorado  National
                    Bank,)  (July   1996-April  1,  1999),  a
                    director of: Commercial  Assets,  Inc. (a
                    REIT) (1993-2000),  Jones Knowledge, Inc.
                    (a  privately  held  company)  (2001-July
                    2004)  and U.S.  Exploration,  Inc.  (oil
                    and   gas   exploration)   (1997-February
                    2004).  Oversees  37  portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Trustee   of   MassMutual   Institutional $None      Over
Trustee since 2000  Funds   (since   1996)  and  MML   Series            $100,000
Age: 62             Investment   Fund   (since   1987)  (both
                    open-end  investment  companies)  and the
                    Springfield     Library     and    Museum
                    Association  (since 1995)  (museums)  and
                    the    Community    Music    School    of
                    Springfield  (music school) (since 1996);
                    Trustee  (since  1987),  Chairman  of the
                    Board  (since  2003) and  Chairman of the
                    investment  committee  (since  1994)  for
                    the    Worcester    Polytech    Institute
                    (private  university);  and President and
                    Treasurer  (since  January  1999)  of the
                    SIS  Fund  (a  private   not  for  profit
                    charitable  fund).  Formerly,  member  of
                    the    investment    committee   of   the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.    (formerly   SIS   Bank)
                    (commercial  bank);  and  Executive  Vice
                    President  (January  1999-July  1999)  of
                    Peoples Heritage  Financial  Group,  Inc.
                    (commercial     bank).     Oversees    38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

      The  address  of Mr.  Murphy in the chart  below is Two World  Financial
Center,  225 Liberty  Street-11th  Floor, New York, NY 10281-1008.  Mr. Murphy
serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                              As  of  December   31,

                                                              2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman,   Chief  Executive  Officer  and $None      Over
President and      director  (since June 2001) and  President            $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 55            President  and a  director  or  trustee of
                   other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition  Corp.  (the Manager's  parent
                   holding   company)   and  of   Oppenheimer
                   Partnership  Holdings,   Inc.  (a  holding
                   company  subsidiary  of  the  Manager);  a
                   director    (since   November   2001)   of
                   OppenheimerFunds   Distributor,   Inc.  (a
                   subsidiary of the  Manager);  Chairman and
                   a   director    (since   July   2001)   of
                   Shareholder   Services,    Inc.   and   of
                   Shareholder   Financial   Services,   Inc.
                   (transfer   agent   subsidiaries   of  the
                   Manager);  President and a director (since
                   July  2001)  of  OppenheimerFunds   Legacy
                   Program  (a   charitable   trust   program
                   established  by the  Manager);  a director
                   of  the  following   investment   advisory
                   subsidiaries    of   the   Manager:    OFI
                   Institutional   Asset  Management,   Inc.,
                   Centennial Asset  Management  Corporation,
                   Trinity Investment Management  Corporation
                   and  Tremont  Capital   Management,   Inc.
                   (since November 2001),  HarbourView  Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real  Asset  Management,  Inc.;  Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns the  shares  of Babson
                   Capital  Management  LLC); a member of the
                   Investment  Company  Institute's  Board of
                   Governors  (elected to serve from  October
                   3,  2003  through   September  30,  2006).
                   Formerly,    Chief    Operating    Officer
                   (September    2000-June   2001)   of   the
                   Manager;  President and trustee  (November
                   1999-November    2001)   of   MML   Series
                   Investment     Fund     and     MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees      73       portfolios       as
                   Trustee/Director   and  10  portfolios  as
                   Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the  Officers  in the chart below is as follows:  for Mr.
Zack and Mses.  Bloomberg  and Lee, Two World  Financial  Center,  225 Liberty
Street-11th  Floor, New York, NY 10281-1008,  for  Messrs.Petersen,  Vandehey,
Vottiero,  Weiss and  Wixted  and Mses.  Ives and Wolf,  6803 S.  Tucson  Way,
Centennial,  CO  80112-3924.  Each Officer  serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Barry D. Weiss, Vice    Vice  President  of the  Manager  (since  July  2001) and of
President and Portfolio HarbourView Asset Management  Corporation (since June 2003);
Manager since 2001      an officer of 6 portfolios in the OppenheimerFunds  complex.
Age: 40                 Formerly  Assistant Vice President and Senior Credit Analyst
                        of the Manager (February  2000-June 2001).  Prior to joining the Manager in February  2000,  he was  Associate  Director,
                        Structured  Finance,  Fitch IBCA Inc. (April 1998 - February
                        2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Carol  E.  Wolf,   Vice Senior Vice  President of the Manager  (since June 2000) and
President               of  HarbourView  Asset  Management  Corporation  (since June
and Portfolio Manager   2003);  an officer of 6 portfolios  in the  OppenheimerFunds
since 1998              complex.  Formerly Vice  President of the Manager (June 1990
Age: 52                 - June 2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the  Manager;  Treasurer  of  HarbourView  Asset  Management
Age: 44                 Corporation,    Shareholder   Financial   Services,    Inc.,
                        Shareholder   Services,   Inc.,   Oppenheimer   Real   Asset
                        Management   Corporation,    and   Oppenheimer   Partnership
                        Holdings,   Inc.   (since  March   1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000),  of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since  May
                        2000), of OFI Institutional  Asset  Management,  Inc. (since
                        November 2000),  and of  OppenheimerFunds  Legacy Program (a
                        Colorado   non-profit   corporation)   (since   June  2003);
                        Treasurer and Chief  Financial  Officer  (since May 2000) of
                        OFI  Trust  Company  (a  trust  company  subsidiary  of  the
                        Manager);   Assistant   Treasurer   (since  March  1999)  of
                        Oppenheimer  Acquisition Corp.  Formerly Assistant Treasurer
                        of   Centennial   Asset   Management    Corporation   (March
                        1999-October  2003)  and  OppenheimerFunds   Legacy  Program
                        (April  2000-June  2003). An officer of 83 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer (since
Vice President and      March 2004) of the Manager; Vice President (since June
Chief Compliance        1983) of OppenheimerFunds Distributor, Inc., Centennial
Officer since 2004      Asset Management Corporation and Shareholder Services, Inc.
Age:  54                Formerly (until February 2004) Vice President and Director of Internal Audit of OppenheimerFunds, Inc. An officer of
                        83 portfolios in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice President/Fund Accounting of the Manager since March
Assistant     Treasurer 2002. Formerly Vice President/Corporate Accounting of the
since 2002              Manager (July 1999-March 2002) prior to which he was Chief
Age: 41                 Financial Officer at Sovlink Corporation (April 1996-June
                        1999). An officer of 83 portfolios in the OppenheimerFunds complex..

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Executive  Vice  President  (since January 2004) and General
Assistant     Secretary Counsel  (since  February  2002)  of  the  Manager;  General
since 2001              Counsel  and  a  director   (since  November  2001)  of  the
Age: 55                 Distributor;   General  Counsel  (since  November  2001)  of
                        Centennial   Asset  Management   Corporation;   Senior  Vice
                        President  and  General  Counsel  (since  November  2001) of
                        HarbourView  Asset  Management  Corporation;  Secretary  and
                        General   Counsel  (since   November  2001)  of  Oppenheimer
                        Acquisition  Corp.;   Assistant  Secretary  and  a  director
                        (since October 1997) of OppenheimerFunds  International Ltd.
                        and  OppenheimerFunds  plc;  Vice  President  and a director
                        (since November 2001) of Oppenheimer  Partnership  Holdings,
                        Inc.; a director (since  November 2001) of Oppenheimer  Real
                        Asset  Management,  Inc.;  Senior  Vice  President,  General
                        Counsel and a director  (since November 2001) of Shareholder
                        Financial Services,  Inc.,  Shareholder Services,  Inc., OFI
                        Private  Investments,  Inc.  and  OFI  Trust  Company;  Vice
                        President (since November 2001) of  OppenheimerFunds  Legacy
                        Program;  Senior Vice  President and General  Counsel (since
                        November 2001) of OFI Institutional Asset Management,  Inc.;
                        a  director  (since  June 2003) of  OppenheimerFunds  (Asia)
                        Limited.  Formerly Senior Vice President (May  1985-December
                        2003), Acting General Counsel (November  2001-February 2002)
                        and Associate  General  Counsel (May  1981-October  2001) of
                        the Manager;  Assistant  Secretary of Shareholder  Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November   1989-November   2001);   and
                        OppenheimerFunds  International Ltd. (October  1997-November
                        2001).  An officer of 83 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant     Secretary Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 38                 October  2003)  of  the  Distributor;   Assistant  Secretary
                        (since   October  2003)  of  Centennial   Asset   Management
                        Corporation;  Vice President and Assistant  Secretary (since
                        1999) of Shareholder  Services,  Inc.;  Assistant  Secretary
                        (since  December  2001) of  OppenheimerFunds  Legacy Program and of Shareholder  Financial  Services,  Inc..  Formerly an
                        Assistant Counsel (August  1994-October  2003) and Assistant
                        Vice President of the Manager  (August  1997-June  1998). An
                        officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,         Assistant  Vice  President of the Manager since August 2002;
Assistant Treasurer     formerly   Manager/Financial  Product  Accounting  (November
since 2004              1998-July 2002) of the Manager.  An officer of 83 portfolios
Age: 34                 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Dina C. Lee,            Assistant  Vice  President  and  Assistant  Counsel  of  the
Assistant Secretary     Manager  (since  December  2000);  formerly an attorney  and
since 2004              Assistant  Secretary  of  Van  Eck  Global  (until  December
Age: 34                 2000).  An officer of 83 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and  Associate  Counsel of the Manager since
Assistant Secretary     May  2004;  formerly  First  Vice  President  and  Associate
since 2004              General  Counsel of UBS Financial  Services Inc.  (formerly,
Age:  36                PaineWebber  Incorporated)  (May 1999 - April 2004) prior to which she was an Associate at Skaden,  Arps, Slate,  Meagher
                        & Flom, LLP (September  1996 - April 1999). An officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X|   Remuneration of Trustees. The officers of the Fund and one
Trustee of the Fund (Mr. Murphy) are affiliated with the Manager and receive no salary or fee from the Fund.  The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended July 31, 2004. The compensation from all 38 of the Board II Funds
(including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2003.

-------------------------------------------------------------------------------
Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)               Fund1                Trustees*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

James C. Swain                            $1,134                $118,499
Chairman of the Board and
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                             $745                 $101,499
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                            $745                 $101,499
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                            $857                 $115,503
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                              $857                 $115,503
Review Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                               $745                 $101,499
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                               $7452              $150,5423, 4
Review and Governance Committee
Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone                           $7455               $100,1793
Governance Committee Chairman
and Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone2
Audit and Governance Committee             $745                $149,4996
Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Effective  December 15, 2003,  Mr. James C. Swain  retired as Trustee from the
Board II Funds.  For the Fund's  fiscal year ended July 31,  2004,  Mr.  Swain received  $279  aggregate  compensation  from the Fund.  For the calendar year
ended  December  31,  2003,  Mr.  Swain  received   $178,000from  all  of  the
Oppenheimer funds for which he served as Trustee.

1.    Aggregate   Compensation   from   Fund   includes   fees  and   deferred
   compensation, if any, for a Trustee.

2.    Includes $745 deferred under Deferred Compensation Plan described below.
1.    Mrs.  Hamilton  and Mr.  Malone were elected as Trustees of the Board II
   Funds  effective  June 1,  2002.  Compensation  for Mrs.  Hamilton  and Mr.
   Malone  was  paid  by all  the  Board  II  Funds,  with  the  exception  of
   Oppenheimer  Senior  Floating  Rate Fund for which  they  currently  do not serve as Trustees (total of 37 Oppenheimer funds at December 31, 2003).
4.    Includes  $50,363  compensation  (of  which  100% was  deferred  under a deferred  compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment  companies  (MassMutual  Institutional Funds and
   MML  Series  Investment  Fund)  the  investment  adviser  for  which is the indirect parent company of the Fund's  Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of
   MassMutual Institutional Funds.
5.    Includes $745 deferred under Deferred Compensation Plan described below.
6.    Includes  $48,000  compensation  paid to Mr.  Marshall  for serving as a trustee by two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of MassMutual Institutional Funds.

* For purposes of this section only,  "Fund Complex"  includes the Oppenheimer funds,  MassMutual  Institutional  Funds  and MML  Series  Investment  Fund in
accordance  with  the  instructions  for  Form  N-1A.  The  Manager  does  not consider  MassMutual  Institutional Funds and MML Series Investment Fund to be
part of the  OppenheimerFunds  "Fund  Complex"  as that term may be  otherwise interpreted.

      |X|   Deferred  Compensation  Plan for  Trustees.  The Board of Trustees
has  adopted a Deferred  Compensation  Plan for  disinterested  Trustees  that enables them to elect to defer  receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the Trustee  under this plan will be  determined based upon the performance of the selected funds.

      Deferral of Trustees'  fees under this plan will not  materially  affect the Fund's  assets,  liabilities  or net income per share.  This plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC,  the Fund may invest in the funds  selected by the  Trustee  under this plan without shareholder  approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

         |X|      Major  Shareholders.  As of August 30, 2004 no persons owned of  record  or was  known  by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      The portfolio  managers of the Fund are principally  responsible for the day-to-day  management of the Fund's  investment  portfolio.  Other members of
the  Manager's  fixed-income   portfolio  department,   particularly  security
analysts,  traders and other portfolio  managers,  have broad  experience with fixed-income  securities.  They  provide the Fund's  portfolio  managers  with research and support in managing the Fund's investments.

      |X|   The   Investment   Advisory   Agreement.   The  Manager   provides
investment  advisory and  management  services to the Fund under an investment advisory  agreement  between  the Manager  and the Fund.  The Manager  selects securities for the Fund's portfolio and handles its day-to-day  business.  The agreement  requires  the  Manager,  at its  expense,  to provide the Fund with adequate office space,  facilities and equipment. It also requires the Manager to provide and supervise the  activities  of all  administrative  and clerical personnel  required to provide  effective  administration  for the Fund. Those responsibilities  include the  compilation  and  maintenance  of records  with respect to its operations,  the  preparation and filing of specified  reports, and composition of proxy materials and registration  statements for continuous public sale of shares of the Fund.

      Expenses  not  expressly  assumed by the  Manager  under the  investment advisory  agreement are paid by the Fund.  The investment  advisory  agreement lists  examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes,  fees to  unaffiliated  Trustees,  legal and audit expenses, custodian bank and transfer agent  expenses,  share  issuance  costs,  certain
printing  and  registration  costs  and  non-recurring   expenses,   including
litigation  costs.  The  management  fees paid by the Fund to the  Manager are calculated at the rates described in the Prospectus.

  -----------------------------------------------------------------------------
  Fiscal Year ended 7/31    Management Fee Paid to OppenheimerFunds, Inc.
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2002                      $3,774,010
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2003                      $4,215,556*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  2004                      $3,230,456*

  -----------------------------------------------------------------------------

*  Effective  December  6,  2002,  the  Manager  agreed  to limit  the  Fund's management  fees to 0.40% of average net assets for each class.  That  expense limitation  can be amended or terminated at any time without  advance  notice.
If the  management  fee had not  been  reduced,  the  management  fee paid for fiscal  years  2003  and 2004  would  have  been  $4,619,828  and  $3,804,838, respectively.

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions in connection  with any matters to which that agreement relates.

The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name
"Oppenheimer" as part of its name.

      |X|   Annual Approval of Investment Advisory  Agreement.  Each year, the
Board of  Trustees,  including  a majority  of the  Independent  Trustees,  is required to approve  the renewal of the  investment  advisory  agreement.  The
Investment  Company Act requires  that the Board  request and evaluate and the
Manager  provide such  information as may be reasonably  necessary to evaluate the  terms  of  the  investment  advisory  agreement.  The  Board  employs  an independent  consultant to prepare a report that provides such  information as the Board requests for this purpose.

      The Board also receives  information  about the 12b-1  distribution fees the  Fund  pays.  These  distribution  fees are  reviewed  and  approved  at a different time of the year.

      The  Board  reviewed  the  foregoing  information  in  arriving  at  its decision to renew the investment advisory agreement.  Among other factors, the
Board considered:
o     The nature,  cost, and quality of the services  provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The  investment  performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the
      Fund from its relationship with the Manager; and
o     The  direct  and  indirect   benefits  the  Manager  received  from  its
      relationship  with the Fund.  These  included  services  provided by the
      Distributor  and the  Transfer  Agent,  and  brokerage  and soft  dollar arrangements  permissible under Section 28(e) of the Securities Exchange
      Act.

      The Board  considered  that the  Manager  must be able to pay and retain high quality  personnel at competitive  rates to provide services to the Fund.
The Board also  considered  that  maintaining  the financial  viability of the
Manager is  important  so that the Manager will be able to continue to provide quality  services to the Fund and its shareholders in adverse times. The Board also  considered the  investment  performance of other mutual funds advised by the Manager.  The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees,  meeting separately  from the  full  Board  with  experienced  Counsel  to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the  Manager  within the  meaning  and intent of the SEC Rules  regarding  the independence of counsel.

      After careful deliberation,  the Board concluded that it was in the best interest of  shareholders  to continue the investment  advisory  agreement for another year. In arriving at a decision,  the Board did not single out any one factor or group of factors as being more  important  than other  factors,  but considered all factors together.  The Board judged the terms and conditions of the investment advisory  agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

      |X|   Portfolio   Transactions.   Portfolio  decisions  are  based  upon
recommendations  and judgment of the Manager subject to the overall  authority of the  Board of  Trustees.  Most  purchases  made by the  Fund are  principal transactions at net prices,  so the Fund incurs little or no brokerage  costs.
The Fund deals  directly  with the selling or  purchasing  principal or market maker  without  incurring  charges for the  services of a broker on its behalf unless  the  Manager  determines  that a  better  price  or  execution  may be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

      The  Fund  seeks  to  obtain  prompt  execution  of  orders  at the most
favorable  net  price.  If  dealers  are  used  for  portfolio   transactions,
transactions  may be  directed  to dealers for their  execution  and  research services.  The research services provided by a particular broker may be useful only  to  one or  more  of the  advisory  accounts  of  the  Manager  and  its affiliates.  Investment  research  received for the commissions of those other accounts  may be  useful  both to the  Fund  and  one or  more  of such  other accounts.  Investment  research  services  may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.  It may include  information  and analyses on particular  companies and industries as well as market or  economic  trends  and  portfolio  strategy,  receipt  of market quotations for portfolio  evaluations,  information  systems,  computer hardware  and  similar  products  and  services.  If a research  service  also assists the Manager in a  non-research  capacity (such as bookkeeping or other
administrative  functions),   then  only  the  percentage  or  component  that
provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager obtain market  information  for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      The Fund's policy of investing in short-term debt securities  results in high  portfolio  turnover  and may  increase  the  Fund's  transaction  costs.
However,  since brokerage  commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering  of the  different  classes  of shares of the Fund.  The  Distributor bears the expenses normally  attributable to sales,  including advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing  shareholders.  The  Distributor  is not obligated to sell a specific number of shares.  Expenses  normally  attributable  to sales are borne by the
Distributor,  except those paid by the Fund under its Distribution and Service
Plans described below.

      The concessions  paid to, or retained by, the Distributor  from the sale of  shares  during  the  Fund's  three  most  recent  fiscal  years,  and  the
contingent   deferred  sales  charges  retained  by  the  Distributor  on  the redemption  of shares for the most recent  fiscal year are shown in the tables below.

----------------------------------------------------------------------------------
Fiscal     Concessions on Class B  Concessions on Class   Concessions on Class N
Year

Ended      Shares Advanced by      C Shares Advanced by   Shares Advanced by
7/31:      Distributor1            Distributor1           Distributor1,2

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
2002       $954,517                $233,346               $635,960
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
20033      $363,611                $208,888               $887,944
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

2004       $138,410                $93,032                $589,607

----------------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class B, Class C and Class N shares from its own  resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.
3.    The  Distributor's  sales concession rates on Class B, Class C and Class

   N shares sold prior to January 20, 2003 were higher than the current  rates
   (shown on page 18 of the Prospectus).

---------------------------------------------------------------------------------
Fiscal    Class A           Class B          Class C           Class N
                            Contingent       Contingent        Contingent
          Contingent        Deferred Sales   Deferred Sales    Deferred Sales
Year      Deferred Sales    Charges          Charges Retained  Charges Retained
Ended     Charges Retained  Retained by      by Distributor    by Distributor
7/31      by Distributor    Distributor
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

2004      $192,874          $298,926         $94,152           $336,882

---------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

    Each plan has been approved by a vote of the Board of Trustees,  including a majority of the Independent Trustees1, cast in person  at a  meeting  called for the purpose of voting on that plan.

Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

    Financial  intermediaries,  brokers and dealers may receive other payments from the  Distributor  or the Manager from their own  resources in  connection with the promotion  and/or sale of shares of the Fund,  including  payments to
defray  expenses   incurred  in  connection  with  educational   seminars  and
meetings.   The  Manager  or  Distributor  may  share  expenses   incurred  by
financial  intermediaries  in  conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars  or meetings  at which the Fund is  discussed.  In their sole discretion,  the Manager and/or the  Distributor  may increase or decrease the amount of payments they make from their own resources for these purposes.

Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent
Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into
Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act)
of the shares of each class, voting separately by class.

While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

Each plan states that while it is in effect, the selection and nomination of those
Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

    Under the plan for a class,  no payment  will be made to any  recipient in any quarter in which the  aggregate net asset value of all Fund shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority  of the Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |X|Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The
Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of Class A shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The
Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

For the fiscal year ended July 31, 2004 payments under the Class A Plan totaled
$794,910, all but $27,997 of which was paid by the Distributor to recipients.
That included $129,958 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to
Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X|   Class B,  Class C and  Class N  Service  and  Distribution  Plans.
Under each plan,  service fees (if any) and distribution  fees are computed on the  average  of the net  asset  value  of  shares  in the  respective  class, determined  as of the close of each  regular  business  day during the period.
Each plan provides  provide for the  Distributor  to be  compensated at a flat rate,  whether the Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund under the plan  during the period for which the fee is paid. The types of services that recipients  provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the  asset-based  sales charges  and  the  service  fees or to pay  recipients  the  service  fee on a quarterly  basis,  without  payment in advance.  However,  no service fees are paid on Class B and Class C shares at this  time.  The  Distributor  currently intends to pay the  service  fee to  recipients  in advance for the first year after  Class N shares are  purchased.  After the first year Class N shares are outstanding,  after their purchase, the Distributor makes service fee payments quarterly  on those  shares.  The  advance  payment  is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class N shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B, Class C and/or
Class N  asset-based  sales  charge and the Class N service  fee to the dealer quarterly in lieu of paying the sales  concessions  and service fee in advance at the time of purchase.

.......The  asset-based  sales  charges  on Class B, Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services rendered in distributing  each class of shares.  The payments are made to the  Distributor in recognition that the Distributor:
o.....pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares, and
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o     may not be able to  adequately  compensate  dealers  that sell  Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

      Class B, Class C or Class N shares may not be  purchased  by an investor directly  from  the  Distributor  without  the  investor  designating  another broker-dealer of record.  If the investor no longer has another  broker-dealer
of  record  for  an  existing   account,   the  Distributor  is  automatically
designated  as the  broker-dealer  of record,  but  solely for the  purpose of acting as the  investor's  agent to purchase the shares.  In those cases,  the
Distributor  retains the asset-based sales charge paid on Class B, Class C and
Class N  shares,  but  does  not  retain  any  service  fees as to the  assets represented by that account.

    The Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales charges  collected on redeemed shares and from the Fund under the plans.
If either the Class B, Class C or Class N plan is terminated by the Fund,  the
Board of Trustees may allow the Fund to continue  payments of the  asset-based sales charge to the  Distributor for  distributing  shares before the plan was terminated.

      The amount  shown in the  following  table  reflects  a decrease  in the asset-based  sales  charge on Class B and Class C shares,  from 0.75% to 0.50%
of average  daily net assets per annum,  effective  January 1, 2003.  The Fund may reinstate the full  asset-based  sales charge permitted under each plan at any time without advance notice.  The Distributor's  sales concession rates on
Class B,  Class C and  Class N shares  sold  prior to  January  20,  2003 were higher than the current rates (shown on page 18__ of the prospectus).

---------------------------------------------------------------------------------

      Distribution Fees Paid to the Distributor for the Year Ended 7/31/04

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan    $1,242,150     $1,112,077           $0                 0%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan    $485,8481       $123,423            $0                 0%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Plan    $279,3662       $208,293        $3,587,557           6.26%

---------------------------------------------------------------------------------

1.    Included  $16,132  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Included  $4,798  paid  to an  affiliate  of  the  Distributor's  parent company.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "yield,"   "compounded
effective  yield" and "average  annual total  return." An  explanation  of how yields and total returns are  calculated is set forth below.  The charts below show the Fund's  performance as of the Fund's most recent fiscal year end. You can obtain  current  performance  information  by calling the Fund's  Transfer
Agent at 1.800.225.5677 or by visiting the OppenheimerFunds  Internet web site at  www.oppenheimerfunds.com.  The Fund's performance would have been lower in the absence of the fee waivers  described on page 4 of the  Prospectus.  Those fee waivers may be withdrawn at any time.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data that may be used and how it is to be calculated.  If the fund shows total returns in  addition to its  yields,  the  returns  must be for the 1-, 5- and
10-year  periods  ending as of the most recent  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's  performance   information  as  a  basis  for  comparisons  with  other
investments:
o     Yields and total  returns  measure  the  performance  of a  hypothetical account  in the  Fund  over  various  periods  and do  not  show  the
         performance   of   each   shareholder's   account.   Your   account's
         performance  will  vary  from  the  model  performance  data  if your dividends  are received in cash, or you buy or sell shares during the period,  or you  bought  your  shares  at a  different  time than the shares used in the model.
o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The Fund's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

      |X|   Yields.  The Fund's  current yield is  calculated  for a seven-day period of time as follows.  First,  a base period return is calculated for the seven-day  period by determining the net change in the value of a hypothetical pre-existing  account  having  one  share at the  beginning  of the  seven-day period.  The change  includes  dividends  declared on the  original  share and dividends  declared on any shares  purchased with dividends on that share, but such  dividends  are  adjusted to exclude any realized or  unrealized  capital gains or losses  affecting  the  dividends  declared.  Next,  the base  period return is  multiplied  by 365/7 to obtain  the  current  yield to the  nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1)   adding 1 to the base period return (obtained as described above),
      (2)   raising the sum to a power equal to 365 divided by 7, and
      (3)   subtracting 1 from the result.

      The  yield  as  calculated   above  may  vary  for  accounts  less  than
approximately  $100 in value due to the  effect  of  rounding  off each  daily dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any realized or unrealized  gains or  losses  on the  Fund's  portfolio  securities  which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  The  cumulative  total  return  measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average  rate of return for each year in a period  that would  produce the cumulative total return over the entire period. However,  average annual total
returns  do  not  show  actual   year-by-year   performance.   The  Fund  uses
standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total  returns  for  Class  B  shares,  payment  of the applicable  contingent  deferred  sales  charge is applied,  depending  on the period  for which the  return is shown:  5.0% in the first  year,  4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the sixth year and none thereafter.  For Class C shares,  the 1% contingent deferred  sales charge is deducted for returns for the  one-year  period.  For
Class N shares,  the 1%  contingent  deferred  sales  charge is  deducted  for returns for the one-year period.  Class N total returns may also be calculated for the  periods  prior to March  1,  2001  (the  inception  date for  Class N shares),  based on the Fund's Class A returns,  adjusted to reflect the higher
Class N 12b-1 fees.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

------------------------------------------------------------------------------

ERV    l/n - 1 = Average Annual Total
---
               Return
  P

------------------------------------------------------------------------------

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:
------------------------------------------------------------------------------

 ERV - P   = Total Return
-----------
    P

------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

                    The Fund's Total Returns for the Periods Ended 7/31/045

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class of  Cumulative          ------------------------------------------------------------------
          Total Returns
--------- (10 years or
Shares    life-of-class)      Average Annual Total Returns
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                              1-Year          5-Year          10-Year
                                              (or             (or
                              --------------- life-of-class)  life-of-class)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
          After    Without    After   Without After   Without After    Without          Com-pounded
                                                                                        Effective
                                                                                        Yield
                                                                               Yield     (7
                                                                               (7 days  days
          Sales    Sales      Sales   Sales   Sales   Sales   Sales    Sales   ended    ended
          Charge   Charge     Charge  Charge  Charge  Charge  Charge   Charge  07/31/03)07/31/03)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Class A1   40.17%     40.17%  0.17%   0.17%   2.37%   2.37%   3.43%    3.43%   0.44%    0.44%

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Class B    35.45%2    35.45%2 -4.89%2 0.11%   1.59%   1.96%   3.082    3.08%2  0.20%    0.20%

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Class C    33.62%3    33.62%3 -0.90%3 0.10%   1.96%   1.96%   2.94%    2.94%   0.19%    0.19%

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Class N     3.12%4     3.12%4 -0.90%  0.10%   0.90%   0.90%4  N/A      N/A     0.11%    0.11%

-------------------------------------------------------------------------------------------------

1.    Inception of Class A shares: 1/3/89`

2.    Inception of Class B shares:  8/17/93.  Because Class B convert to Class
   A shares 72 months after purchase,  the "life-of-class"  return for Class B uses Class A performance for the period after conversion.
3.    Inception of Class C shares: 12/1/93
4.    Inception of Class N Shares: 3/1/01.

5.    The amount  shown in the  following  table  reflects  a decrease  in the asset-based sales charge on Class B and Class C shares,  from 0.75% to 0.5%
   of average daily net assets per annum,  effective January 1, 2003. The Fund may reinstate the full  asset-based  sales charge permitted under each plan at any time without  advance notice.  The  Distributor's  sales  concession rates on Class B,  Class C and Class N shares  sold  prior to  January  20,
   2003  were  higher  than  the  current  rates  (shown  on page  18__of  the
   Prospectus).

   |X|      Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons between its yield and that of other  investments,  by citing  various  indices such as The Bank Rate Monitor  National Index  (provided by Bank Rate Monitor)
which  measures  the  average  rate paid on bank money  market  accounts,  NOW accounts and  certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When  comparing  the Fund's yield with that of other
investments,   investors  should  understand  that  certain  other  investment alternatives  such as certificates  of deposit,  U.S.  government  securities, money market  instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its  advertisements and sales literature  performance  information  about the Fund cited in other newspapers and  periodicals,  such as The New York Times,  which may include  performance quotations from other sources.

      From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer  Agent) or the investor  services  provided by them  to  shareholders  of  the  Oppenheimer  funds,  other  than  performance rankings of the  Oppenheimer  funds  themselves.  Those ratings or rankings of investor/shareholder  services by third  parties  may compare the  services of the Oppenheimer  funds to those of other mutual fund families  selected by the rating
or  ranking  services.  They may be based on the  opinions  of the  rating  or ranking  service  itself,  based  on its  research  or  judgment,  or based on surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
         industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

------------------------------------------------------------------------------
A B O U T Y O U R A C C O U N T
------------------------------------------------------------------------------

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix C contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.
AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock Exchange ("the  Exchange").  The Exchange normally closes at 4:00 P.M.,  but may close  earlier on certain days. If Federal Funds are  received on a business  day after the close of the  Exchange,  the shares will be  purchased  and  dividends  will  begin to accrue on the next  regular business day. The proceeds of ACH transfers are normally  received by the Fund three days after the  transfers  are  initiated.  If the  proceeds  of the ACH transfer  are not received on a timely  basis,  the  Distributor  reserves the right to cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to  automatically  purchase  additional  Class A shares  directly from a bank  account  for as little as $50.  For  those  accounts  established prior to November 1, 2002 and which have previously  established Asset Builder
Plans,  additional  purchases  will remain at $25.  Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject  to the  redemption restrictions for recent purchases  described in the Prospectus.  Asset Builder
Plans are  available  only if your bank is an ACH member.  Asset Builder Plans may  not  be  used  to  buy  shares  for  OppenheimerFunds  employer-sponsored qualified  retirement  accounts.  Asset Builder Plans also enable shareholders of  Oppenheimer  Cash  Reserves  to use their  fund  account  to make  monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  Application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.
      Retirement  Plans may  purchase  Class B shares of the Fund  directly by establishing an Asset Builder Plan. The minimum  initial  investment for Class
B Asset  Builder  Plans  is  $5,000  and the  maximum  initial  investment  is
$500,000.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or your can  terminate  these  automatic  investments  at any time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund

                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Preservation Fund     Street Fund

                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund           Street Fund II
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,

Oppenheimer Convertible Securities Fund   Inc.

                                          Oppenheimer Quest International Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester National
Oppenheimer Enterprise Fund               Municipals
Oppenheimer Equity Fund, Inc.             Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Total Return Bond Fund

Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund               Oppenheimer Value Fund
Oppenheimer International Bond Fund       Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer International Small Company
Fund
Oppenheimer Limited Term California
Municipal
Fund
Oppenheimer Limited-Term Government Fund

Oppenheimer MidCap Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances   described  in  this  Statement  of  Additional
Information,  redemption  proceeds of certain  money market fund shares may be subject to a contingent deferred sales charge.

      Classes  of  Shares.  Each  class of  shares of the Fund  represents  an interest in the same  portfolio  of  investments  of the Fund.  However,  each class has  different  shareholder  privileges  and  features.  The net  income attributable  to Class B, Class C or Class N shares and the dividends  payable on  Class  B,  Class C and  Class N  shares  will be  reduced  by  incremental expenses borne solely by that class.  Those expenses  include the  asset-based sales charges to which Class B, Class C and Class N shares are subject.

|X|   Alternative  Sales  Arrangements.  As stated in the Prospectus,  Class B and Class C shares of the Fund may only be  acquired  by  exchange  of Class B and Class C  shares,  respectively,  of other  Oppenheimer  funds or  directly through qualified retirement plans.

      Investors  should  understand  that  the  purpose  and  function  of the deferred  sales charge and  asset-based  sales charge with respect to Class B,
Class C and Class N shares are the same as those of the initial  sales  charge with  respect  to Class A share of  Oppenheimer  funds  other  than the  money
market  funds.   Any   salesperson   or  other  person   entitled  to  receive
compensation  for selling the Fund shares may receive  different  compensation with respect to one class of shares than the other.

      The  Distributor  will  generally  not accept any order in the amount of
$100,000  or more for Class B shares or $1  million or more for Class C shares on behalf of a single investor (not including  dealer "street name" or omnibus accounts).  That is because  generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

|X|   Class A Shares  Subject  to a  Contingent  Deferred  Sales  Charge.  For
purchases of Class A shares  subject to a contingent  deferred sales charge as described  in the  Prospectus,  no  sales  concessions  will  be  paid  to the broker-dealer of record,  as described in the Prospectus,  on sales of Class A shares  purchased  with the  redemption  proceeds of shares of another  mutual
fund  offered  as  an  investment   option  in  a  retirement  plan  in  which
Oppenheimer  funds are also  offered  as  investment  options  under a special arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an  investment  option  under  that plan.  Additionally,  that  concession will not be paid on purchases of shares by a retirement  plan made with the  redemption  proceeds of Class N shares of
Class A one or more  Oppenheimer  funds  held by the  plan  for  more  than 18 months.

|X|   Class B Conversion.  Under current interpretations of applicable federal income tax law by the Internal  Revenue  Service,  the  conversion  of Class B shares to Class A shares 72 months after  purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should  change,  the automatic  conversion  feature may be suspended.  In that event,  no further  conversions  of Class B shares would occur while that suspension remained in effect.

      Although  Class B shares could then be  exchanged  for Class A shares on the  basis of  relative  net  asset  value  of the two  classes,  without  the imposition of a sales charge or fee, such exchange could  constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares  might continue  to be subject to the  asset-based  sales  charge for longer than six years.

|X|   Availability  of Class N Shares.  In addition to the  description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to  all  rollover   contributions   made  to  Individual  401(k)  plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix C to this  Statement of  Additional  Information)  which  have  entered  into a special agreement with the Distributor for that purpose,
o     to Retirement  Plans  qualified  under Sections  401(a) or 401(k) of the
            Internal  Revenue Code, the  recordkeeper  or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or financial advisor and the Distributor for that purpose.

      The sales  concession  and the advance of the service  fee, as described in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan  that  pays for the  purchase  with  the  redemption proceeds of Class A shares of one or more  Oppenheimer  funds  (other
         than  rollovers  from  an   OppenheimerFunds-sponsored   Pinnacle  or
         Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan  that  pays for the  purchase  with  the  redemption proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan  for  more  than one  year  (other  than  rollovers  from an
         OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any
         IRA invested in the Oppenheimer funds), and
o     on  purchases  of  Class  N  shares  by  an   OppenheimerFunds-sponsored
         Pinnacle or Ascender  401(k) plan made with the  redemption  proceeds of Class A shares of one or more Oppenheimer funds.

      No sales  concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class N shares  purchased  with the redemption  proceeds of shares of another mutual fund offered as an investment option in a  retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation  of  Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal  fees and  auditing  costs.  Those  expenses  are paid out of the
Fund's  assets  and are not paid  directly  by  shareholders.  However,  those expenses  reduce the net asset value of shares,  and therefore are  indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing  agent fees and expenses and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus,  a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance  valued under $500.
The Minimum Balance Fee is automatically  deducted from each such Fund account on or about the second to last business day of September.

Listed  below are certain  cases in which the Fund has  elected,  in its discretion,  not to assess the Fund Account Fees.  These  exceptions are subject to change:
o     A fund account whose shares were acquired  after  September  30th of the prior year;
o     A fund  account  that has a  balance  below  $500  due to the  automatic conversion  of shares from Class B to Class A shares.  However, once  all  Class  B  shares  held  in  the  account  have  been converted to Class A shares the new account  balance may become subject to the Minimum Balance Fee;
o     Accounts of  shareholders  who elect to access their  account  documents electronically via eDoc Direct;
o     A fund  account  that has only  certificated  shares and,  has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers  under the NSCC
         Fund/SERV system;
o     Accounts  held  under the  Oppenheimer  Legacy  Program  and/or  holding certain Oppenheimer Variable Account Funds;
o     Omnibus  accounts  holding  shares  pursuant to the Pinnacle,  Ascender,
         Custom Plus,  Recordkeeper Pro and Pension Alliance  Retirement
         Plan programs; and
o     A fund account  that falls below the $500  minimum  solely due to market fluctuations  within the 12-month period preceding the date the fee is deducted.

To access account documents  electronically via eDocs Direct, please visit the
Service   Center  on  our   website   at   www.oppenheimerfunds.com   or  call
                                           ------------------------
1.888.470.0862 for instructions.

The Fund  reserves the  authority to modify Fund Account Fees in its discretion.

Determination  of Net Asset Value Per Share.  The net asset value per share of each class of shares of the Fund is  determined as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation  is done by dividing the value of the Fund's net assets  attributable to a class by the number of shares of that class that are  outstanding.  The  Exchange  normally closes at 4:00 P.M.,  Eastern  time,  but may close  earlier on some days (for example,  in case of  weather  emergencies  or on days  falling  before a U.S.
holiday).  All references to time in this Statement of Additional  Information mean "Eastern time." The Exchange's most recent annual  announcement (which is subject to change) states that it will close on New Year's Day,  Martin Luther
King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day,
Labor Day,  Thanksgiving  Day and  Christmas  Day.  It may also close on other days.

      The Fund's  Board of Trustees has adopted the  amortized  cost method to value the Fund's  portfolio  securities.  Under the amortized  cost method,  a security is valued initially at its cost and its valuation  assumes a constant amortization  of any premium or accretion of any  discount,  regardless of the impact of  fluctuating  interest  rates on the market  value of the  security.
This method does not take into  consideration any unrealized  capital gains or losses  on  securities.  While  this  method  provides  certainty  in  valuing securities,  in  certain  periods  the  value  of  a  security  determined  by amortized  cost may be higher or lower than the price the Fund  would  receive if it sold the security.

      The Fund's  Board of  Trustees  has  established  procedures  reasonably designed to  stabilize  the Fund's net asset  value at $1.00 per share.  Those procedures  include a review of the Fund's portfolio  holdings by the Board of
Trustees,  at intervals it deems appropriate,  to determine whether the Fund's net asset value calculated by using available market quotations  deviates from
$1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any  deviation  between the  Fund's  net asset  value  based  upon  available  market  quotations  and amortized  cost.  If the Fund's net asset value were to deviate  from $1.00 by more than 0.5%,  Rule 2a-7  requires  the Board of Trustees  to consider  what action,  if any,  should  be  taken.  If they  find  that  the  extent  of the
deviation  may  cause  a  material   dilution  or  other  unfair   effects  on
shareholders,  the Board of Trustees  will take  whatever  steps it  considers appropriate  to eliminate or reduce the  dilution,  including,  among  others, withholding or reducing  dividends,  paying  dividends from capital or capital gains,  selling  portfolio  instruments  prior to maturity to realize  capital gains or losses or to  shorten  the  average  maturity  of the  portfolio,  or calculating net asset value per share by using available market quotations.

      During periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower  (and net  investment  income  and  dividends higher) than those of a fund  holding the  identical  investments  as the Fund but  which  used a method of  portfolio  valuation  based on market  prices or estimates of market  prices.  During  periods of rising  interest  rates,  the daily yield of the Fund would tend to be higher and its aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

      The  information   below   supplements  the  terms  and  conditions  for
redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri Bank (the "Bank")
for  clearance,  the Bank will ask the Fund to redeem a  sufficient  number of full and fractional  shares in the  shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving  dividends on those  shares  until the check is  presented  to the Fund.  Checks  may not be presented  for  payment at the  offices  of the Bank or the Fund's  custodian.
This  limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting  privilege, by signing the account  application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the
         Fund's  drafts  (checks)  are payable to pay all checks  drawn on the
         Fund account of such  person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
      (4)   specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature  on checks  drawn  against joint accounts,  or accounts for corporations,  partnerships,  trusts or other  entities,  the  signature  of any one  signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one person or more than one  authorized  signature  appears on the Checkwriting card or the application, as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next  regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on  which  the  Fund is open  for  business.  No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares  that were  purchased  by  exchange  of Class A shares of another  Oppenheimer  fund on which an initial sales charge was paid or
       Class A or
o     Class B shares on which a contingent deferred sales charge was paid.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C and  Class N shares.  The Fund may  amend,  suspend  or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested  in shares of the fund or  another  of the  Oppenheimer  funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the  shares of the Fund that were redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that  case the  sales  charge  would be  added to the  basis of the  shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered
for   redemption  is  ordinarily   made  in  cash.   However,   under  unusual
circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $200 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board  exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred, the transferred shares will remain subject to the contingent  deferred sales charge.  It will be calculated as if the transferee shareholder had acquired the transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C and Class N  contingent  deferred  sales  charge  will be  followed in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants      (other     than     self-employed      persons)     in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor  receives  the order placed by the dealer or broker.  However,  if the Distributor  receives a repurchase order from a dealer or broker after the close of the Exchange on a regular  business day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M.,  but may do so earlier  on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s) of the registered  owner(s) on the redemption document must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or  signature-guaranteed  instructions sent to the
Transfer  Agent.  Shares  are  normally  redeemed  pursuant  to  an  Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund  reserves the right to amend,  suspend or  discontinue  offering such plans  at any  time  without  prior  notice.  Class  B,  Class  C and  Class N shareholders should not establish  withdrawal plans,  because of the potential imposition  of the  contingent  deferred  sales  charge  on  such  withdrawals
(except  where  the  Class B,  Class C or Class N  contingent  deferred  sales charge is waived as  described in Appendix C to this  Statement of  Additional
Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and  conditions  applicable to such plans as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions    should   be   provided   on   the   account   application   or
signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  withdrawal  plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the  shareholder  (the  "Planholder")  who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Transfer  Agent nor the Fund shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payments,  according  to the choice  specified  in writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder  should allow at least two weeks' time in mailing such notification for the  requested  change to be put in effect.  The  Planholder  may,  at any time,  instruct  the  Transfer  Agent by written  notice  (in  proper  form in accordance with the requirements of the  then-current  Prospectus of the Fund)
to redeem  all,  or any part of, the shares  held under the Plan.  That notice must be in proper form in accordance with the  requirements of the ten-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As  stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer funds  having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"
shares for this  purpose.  You can obtain a current list  showing  which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently  offer  Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial   New  York  Tax  Exempt
                                            Trust
      Centennial   California   Tax  Exempt Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:

      Oppenheimer AMT-Free Municipals        Oppenheimer  New  Jersey   Municipal
                                             Fund
      Oppenheimer    AMT-Free    New    York Oppenheimer  Pennsylvania  Municipal
      Municipals                             Fund
      Oppenheimer International Value Fund   Oppenheimer    Rochester    National

                                             Municipals

      Oppenheimer California Municipal Fund  Oppenheimer   Senior  Floating  Rate
                                             Fund
      Oppenheimer   Limited  Term  Municipal Limited Term New York Municipal Fund
      Fund
      Oppenheimer Municipal Bond Fund        Rochester Fund Municipals
      Oppenheimer Principal Protected Main   Oppenheimer Limited Term California
      Street Fund II                         Municipal Fund
      Oppenheimer Money Market Fund, Inc.

      The following funds do not offer Class Y shares:

      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer    AMT-Free    New    York
      Municipals
      Oppenheimer Balanced Fund              Oppenheimer New Jersey Municipal Fund
      Oppenheimer California Municipal Fund  Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Capital Income Fund        Oppenheimer  Principal  Protected  Main

                                             Street Fund

      Oppenheimer Cash Reserves              Oppenheimer  Principal  Protected  Main
                                             Street Fund II
      Oppenheimer Champion Income Fund       Oppenheimer  Quest  Capital Value Fund,
                                             Inc.
      Oppenheimer   Convertible   Securities Oppenheimer Quest  International  Value
      Fund                                   Fund, Inc.
      Oppenheimer   Disciplined   Allocation Oppenheimer      Rochester     National
      Fund                                   Municipals
      Oppenheimer Developing Markets Fund    Oppenheimer Senior Floating Rate Fund
      Oppenheimer  Gold &  Special  Minerals Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Total Return Bond Fund
      Oppenheimer International Growth Fund  Limited Term New York Municipal Fund
      Oppenheimer     International    Small
      Company Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer  funds or through  OppenheimerFunds-sponsored  401(k)
      plans.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
   o  Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money Market Fund,  Inc.,  Oppenheimer  Cash
      Reserves or Oppenheimer  Limited-Term Government Fund. Only participants in certain  retirement plans may purchase shares of Oppenheimer  Capital
      Preservation  Fund, and only those  participants  may exchange shares of other Oppenheimer funds for shares of Oppenheimer  Capital  Preservation
      Fund.
   o  Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
o     Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption  proceeds of shares of other  mutual  funds (other than funds managed by the Manager or its subsidiaries)  redeemed within the 30 days prior to that  purchase  may  subsequently  be  exchanged  for shares of other  Oppenheimer  funds  without  being  subject to an  initial  sales charge  or  contingent  deferred  sales  charge.  To  qualify  for  that privilege,  the  investor  or the  investor's  dealer  must  notify  the
      Distributor of eligibility  for this privilege at the time the shares of
      Oppenheimer  Money Market Fund, Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.
o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (2/4/2011).

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days  notice  prior  to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class  purchased  subject to a  contingent  deferred  sales  charge,  with the following exceptions:

o     When  Class A shares  of any  Oppenheimer  fund  (other  than  Rochester
National  Municipals  and Rochester Fund  Municipals)  acquired by exchange of
Class  A  shares  of any  Oppenheimer  fund  purchased  subject  to a  Class A contingent  deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar  month of the initial  purchase of the exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National  Municipals and Rochester Fund
Municipals  acquired  by exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed within  24  months  of the  beginning  of the  calendar  month of the  initial purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund that are  exchanged for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales  charge  will  carry  over to the Class A shares of  Oppenheimer  Senior
Floating  Rate  Fund  acquired  in  the  exchange.   The  Class  A  shares  of
Oppenheimer  Senior  Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When  Class A shares of this Fund and  Oppenheimer  Money  Market  Fund,
Inc.  acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent  deferred sales charge are redeemed within the
Class A holding period of the fund from which the shares were  exchanged,  the
Class A  contingent  deferred  sales  charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares (other than  Limited-Term Government
Fund, Limited Term Municipal Fund, Limited Term New York Municipal Fund,
Oppenheimer Capital Preservation Fund and Oppenheimer Senior Floating Rate
Fund), the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

         With  respect  to Class B shares  of  Limited-Term  Government  Fund,
Limited  Term  Municipal   Fund,   Limited  Term  New  York  Municipal   Fund,
Oppenheimer  Capital  Preservation  Fund and Oppenheimer  Senior Floating Rate
Fund,  the Class B  contingent  deferred  sales  charge is  imposed on Class B shares  acquired  by  exchange  if they  are  redeemed  within  5 years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer  funds are terminated as an investment  option  of the plan and  Class N shares  are  redeemed  within  18 months  after the plan's first  purchase of Class N shares of any  Oppenheimer fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

o     When  Class,  Class C or  Class N  shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B,  Class C or Class N  contingent  deferred sales  charge will be followed  in  determining  the order in which the shares are  exchanged.  Before  exchanging  shares,  shareholders  should  take  into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must  specify  which class of shares they wish to exchange.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf  of more  than  one  account.  The  Fund may  accept  requests  for exchanges  of up to 50 accounts  per day from  representatives  of  authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investor must obtain a prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

|X|   Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any special  account  features  such as an Asset  Builder Plan or an Automatic
Withdrawal  Plan,  will be  switched  to the new  account  unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in  Oppenheimer  Senior  Floating  Rate Fund,
Oppenheimer  Principal Protected Main Street Fund I and Oppenheimer  Principal
Protected Main Street Fund II.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information  or would  include  shares  covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends.  The dividends paid by a class of shares will vary from time to time depending on market  conditions, the  composition  of the Fund's  portfolio,  and expenses borne by the Fund or borne separately by a class.  Dividends are calculated in the same manner,  at the  same  time,  and on the  same day for  each  class  of  shares.  However, dividends  on Class B,  Class C and Class N shares  are  expected  to be lower than  dividends  on Class A. That is because of the effect of the  asset-based sales charge on Class B, Class C and Class N shares.

      Dividends,  distributions  (if any) and  proceeds of the  redemption  of
Fund  shares  represented  by checks  returned  to the  Transfer  Agent by the
Postal  Service  as  undeliverable  will be  invested  in  Class A  shares  of
Oppenheimer  Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer  Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund and the Transfer Agent will not be liable to  shareholders  or their  representatives  for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this Statement of Additional
Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with
retroactive  effect.   State  and  local  tax  treatment  of  ordinary  income
dividends and capital gain dividends from regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of shares of the Fund are  urged to  consult  their tax advisers with  specific  reference to their own tax  circumstances  as well as
the  consequences  of  federal,   state  and  local  tax  rules  affecting  an
investment in the Fund.

|X|   Qualification as a Regulated  Investment  Company.  The Fund has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal Revenue Code of 1986, as amended. As a regulated  investment company, the Fund is not  subject  to  federal  income  tax on the  portion  of its net investment  income  (that  is,  taxable  interest,  dividends,  other  taxable ordinary income net of expenses,  and net short-term capital gain in excess of net  long-term  capital loss) and capital gain net income (that is, the excess of net long-term  capital gains over net  short-term  capital  losses) that it distributes  to  shareholders.  That  qualification  enables the Fund to "pass through" its income and realized capital gains to shareholders  without having to pay tax on them.  This  avoids a "double  tax" on that  income and  capital gains, since shareholders  normally will be taxed on the dividends and capital gains they  receive  from the Fund  (unless  their  Fund  shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The  Internal  Revenue  Code  contains  a  number  of  complex  tests relating to  qualification  that the Fund might not meet in a particular year.
If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

      |X|   Excise Tax on Regulated Investment  Companies.  Under the Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions.  The Fund anticipates distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly  certify  that number
-------
when required,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a corporation).  All income and any tax withheld by the Fund is remitted by the U.S.  Treasury  and is  identified  in reports mailed to shareholders in January of each year.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise,  the shareholder  first must obtain a prospectus for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  custodian of the Fund's  assets.  The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the  Fund.  It is the  practice  of the Fund to deal with the  custodian  in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the custodian in excess of $100,000 are not protected by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered Public  Accounting Firm.  Deloitte & Touche llp is the
independent  registered public account firm of the Fund. They audit the Fund's financial  statements and perform other related audit services.  They also act as for certain  other funds advised by the Manager and its  affiliates.  Audit and non-audit  service  provided to the Fund must be pre-approved by the Audit
Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves, including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Denver, Colorado September 21, 2004 STATEMENT OF INVESTMENTS July 31, 2004 -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- CERTIFICATES OF DEPOSIT--16.3% -------------------------------------------------------------------------------- DOMESTIC CERTIFICATES OF DEPOSIT--2.6% Wells Fargo Bank NA, 1.30%, 8/6/04 $ 20,000,000 $ 20,000,000 -------------------------------------------------------------------------------- YANKEE CERTIFICATES OF DEPOSIT--13.7% BNP Paribas, New York: 1.341%, 6/22/05 1 10,000,000 9,995,967 1.39%, 8/5/04 10,000,000 10,000,297 -------------------------------------------------------------------------------- Calyon, New York, 1.37%, 9/10/04 10,000,000 10,000,000 -------------------------------------------------------------------------------- Canadian Imperial Bank of Commerce NY, 1.39%, 6/28/05 1 20,000,000 19,994,524 -------------------------------------------------------------------------------- HBOS Treasury Services, New York, 1.285%, 9/17/04 4,000,000 4,000,000 -------------------------------------------------------------------------------- Lloyds TSB Bank plc, New York, 1.39%, 9/24/04 15,000,000 15,000,000 -------------------------------------------------------------------------------- Nordea Bank Finland plc, New York Branch, 1.395%, 6/29/05 1 7,000,000 6,997,758 -------------------------------------------------------------------------------- Societe Generale, New York, 1.31%, 6/14/05 1 20,000,000 19,994,753 -------------------------------------------------------------------------------- UBS AG Stamford CT, 1.26%, 9/16/04 10,000,000 10,000,064 ------------ 105,983,363 ------------ Total Certificates of Deposit (Cost $125,983,363) 125,983,363 -------------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS--12.1% -------------------------------------------------------------------------------- AB SPINTAB, 1.26%, 9/9/04 10,000,000 9,986,350 -------------------------------------------------------------------------------- Calyon North America, Inc., 1.40%, 9/9/04 4,000,000 3,993,933 -------------------------------------------------------------------------------- Danske Corp., Series A, 1.33%, 9/15/04 4,000,000 3,993,350 -------------------------------------------------------------------------------- Deutsche Bank Financial LLC, 1.12%, 8/19/04 5,000,000 4,997,200 -------------------------------------------------------------------------------- DnB NOR Bank ASA, 1.315%, 9/2/04 8,000,000 7,990,649 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS Continued -------------------------------------------------------------------------------- Fortis Funding LLC, 1.27%, 9/15/04 2 $ 10,000,000 $ 9,984,125 -------------------------------------------------------------------------------- Governor & Co. of the Bank of Ireland, 1.11%, 8/2/04 2 7,300,000 7,299,775 -------------------------------------------------------------------------------- HBOS Treasury Services: 1.095%, 8/6/04 5,000,000 4,999,240 1.10%, 8/4/04 5,000,000 4,999,542 1.51%, 10/14/04 3,500,000 3,489,136 -------------------------------------------------------------------------------- Nationwide Building Society, 1.32%, 8/20/04 5,000,000 4,996,517 -------------------------------------------------------------------------------- Nordea North America, Inc., 1.60%, 10/14/04 6,000,000 5,980,267 -------------------------------------------------------------------------------- Toronto Dominion Holdings, Inc., 1.42%, 9/22/04 5,000,000 4,989,744 -------------------------------------------------------------------------------- UBS Finance (Delaware) LLC, 1.28%, 9/13/04 15,163,000 15,139,455 ------------ Total Direct Bank Obligations (Cost $92,839,283) 92,839,283 -------------------------------------------------------------------------------- SHORT-TERM NOTES--68.7% --------------------------------------------------------------------------------

ASSET-BACKED--24.6% Eiffel Funding LLC:

1.34%, 8/16/04 2 5,000,000 4,997,208 1.61%, 10/25/04 2 5,750,000 5,728,142 -------------------------------------------------------------------------------- FCAR Owner Trust I: 1.61%, 10/15/04 13,000,000 12,957,396 1.61%, 10/18/04 5,000,000 4,982,558 -------------------------------------------------------------------------------- Gotham Funding Corp.: 1.37%, 8/11/04 2 5,000,000 4,998,097 1.45%, 8/26/04 2 5,698,000 5,692,302 -------------------------------------------------------------------------------- GOVCO Inc.: 1.55%, 10/19/04 2 4,300,000 4,285,374 1.59%, 10/25/04 2 10,000,000 9,962,458 -------------------------------------------------------------------------------- Legacy Capital LLC: 1.14%, 8/18/04 2 5,000,000 4,997,308 1.36%, 9/2/042 15,000,000 14,981,422 -------------------------------------------------------------------------------- Lexington Parker Capital Co. LLC, 1.16%, 8/3/04 2 12,000,000 11,999,234 -------------------------------------------------------------------------------- 11 | OPPENHEIMER CASH RESERVES STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- ASSET-BACKED Continued Neptune Funding Corp.: 1.23%, 8/12/04 2 $ 4,650,000 $ 4,648,068 1.40%, 8/16/04 2 6,000,000 5,996,500 1.40%, 8/19/04 2 2,000,000 1,998,600 1.59%, 10/22/04 2 10,000,000 9,963,783 -------------------------------------------------------------------------------- New Center Asset Trust, 1.60%, 10/7/04 12,000,000 11,964,267 -------------------------------------------------------------------------------- Perry Global Funding LLC, Series A: 1.55%, 10/21/04 2 5,000,000 4,982,563 1.56%, 10/19/04 2 12,500,000 12,457,208 -------------------------------------------------------------------------------- Regency Markets No. 1 LLC, 1.28%, 8/20/04 2 15,000,000 14,989,497 -------------------------------------------------------------------------------- Solitaire Funding LLC, 1.30%, 8/26/04 2 7,900,000 7,893,033 -------------------------------------------------------------------------------- Thornburg Mortgage Capital Resources, 1.685%, 11/1/04 2 17,500,000 17,432,834 -------------------------------------------------------------------------------- Victory Receivables Corp.: 1.35%, 9/2/04 2 2,000,000 1,997,600 1.55%, 10/12/04 2 10,000,000 9,969,000 ------------ 189,874,452 -------------------------------------------------------------------------------- CAPITAL MARKETS--14.4% Banc of America Securities LLC, 1.40%, 8/2/04 1 15,000,000 15,000,000 -------------------------------------------------------------------------------- Bear Stearns Cos., Inc., 1.29%, 8/10/04 10,000,000 9,996,775 -------------------------------------------------------------------------------- Citigroup Global Markets Holdings, Inc.: 1.30%, 8/13/04 6,000,000 5,997,400 1.34%, 8/19/04 10,000,000 9,993,300 1.52%, 10/18/04 10,000,000 9,967,067 -------------------------------------------------------------------------------- Goldman Sachs Group, Inc.: 1.25%, 10/20/04 3 10,000,000 10,000,000 1.68%, 10/18/04 3 3,000,000 3,000,000 -------------------------------------------------------------------------------- Lehman Brothers, Inc., 1.38%, 12/15/04 1 18,000,000 18,000,000 -------------------------------------------------------------------------------- Morgan Stanley, 1.25%, 8/27/04 1 10,000,000 10,000,000 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- CAPITAL MARKETS Continued Wachovia Securities LLC, 1.47%, 12/22/04 1 $ 19,000,000 $ 19,000,000 ------------ 110,954,542 -------------------------------------------------------------------------------- COMMERCIAL BANKS--2.5% Bank of America Corp., 1.60%, 10/26/04 10,000,000 9,961,778 -------------------------------------------------------------------------------- J.P. Morgan Chase & Co., 1.31%, 8/17/04 9,000,000 8,994,760 ------------ 18,956,538 -------------------------------------------------------------------------------- COMMERCIAL FINANCE--0.2% Countrywide Home Loans, 1.37%, 8/2/04 1,850,000 1,849,928 -------------------------------------------------------------------------------- DIVERSIFIED FINANCIAL SERVICES--7.7% General Electric Capital Corp.: 1.08%, 8/5/04 9,000,000 8,998,920 1.29%, 9/8/04 10,000,000 9,986,383 1.34%, 9/7/04 5,000,000 4,993,114 -------------------------------------------------------------------------------- Household Finance Corp.: 1.51%, 10/8/04 7,500,000 7,478,608 1.54%, 10/22/04 5,000,000 4,982,461 1.60%, 10/13/04 10,000,000 9,967,556 -------------------------------------------------------------------------------- Prudential Funding LLC: 1.12%, 8/4/04 12,000,000 11,998,880 1.62%, 10/28/04 1,000,000 996,040 ------------ 59,401,962 -------------------------------------------------------------------------------- INSURANCE--7.6% ING America Insurance Holdings, Inc., 1.72%, 11/29/04 10,000,000 9,942,667 -------------------------------------------------------------------------------- Jackson National Life Global Funding, Series 2004-6, 1.38%, 8/16/04 1,4 5,000,000 5,000,000 -------------------------------------------------------------------------------- Metropolitan Life Global Funding I, Series 2003-5, 1.39%, 8/15/04 1,3 8,600,000 8,600,000 12 | OPPENHEIMER CASH RESERVES PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- INSURANCE Continued Prudential Insurance Co. of America, 1.65%, 1/31/05 1 $ 10,000,000 $ 10,000,000 -------------------------------------------------------------------------------- Security Life of Denver Insurance Co.: 1.31%, 8/18/041 10,000,000 10,000,000 1.46%, 10/27/04 1 10,000,000 10,000,000 -------------------------------------------------------------------------------- United of Omaha Life Insurance Co., 1.46%, 8/2/04 1,3 5,000,000 5,000,000 ------------ 58,542,667 -------------------------------------------------------------------------------- SPECIAL PURPOSE FINANCIAL--11.7% Blue Spice LLC, 1.54%, 10/12/04 2 6,800,000 6,779,056 -------------------------------------------------------------------------------- Cooperative Assn of Tractor Dealers, Inc., Series A, 1.35%, 8/13/04 5,100,000 5,097,705 -------------------------------------------------------------------------------- Cooperative Assn. of Tractor Dealers, Inc., Series B: 1.16%, 8/2/04 3,000,000 2,999,903 1.60%, 10/19/04 2,000,000 1,992,979 -------------------------------------------------------------------------------- K2 (USA) LLC: 1.30%, 8/25/04 2 4,900,000 4,895,753 1.44%, 6/30/05 1,4 13,000,000 12,997,588 -------------------------------------------------------------------------------- LINKS Finance LLC: 1.35%, 10/15/04 1,4 5,000,000 5,000,000 1.41%, 8/25/04 1,4 10,000,000 9,999,868 1.41%, 9/30/04 1,4 10,000,000 9,999,672 -------------------------------------------------------------------------------- Parkland (USA) LLC, 1.36%, 1/14/05 1,4 5,000,000 4,999,773 -------------------------------------------------------------------------------- RACERS Trust, Series 2004-6-MM, 1.426%, 8/23/04 1,4 2,500,000 2,500,000 -------------------------------------------------------------------------------- Sigma Finance, Inc.: 1.34%, 9/16/04 2 10,000,000 9,982,878 1.42%, 11/26/04 1,4 10,000,000 9,999,522 1.63%, 10/28/04 2 3,000,000 2,988,047 ------------ 90,232,744 ------------ Total Short-Term Notes (Cost $529,812,833) 529,812,833 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- U.S. GOVERNMENT AGENCIES--2.6% -------------------------------------------------------------------------------- Federal Home Loan Bank, 1.50%, 3/1/05 $ 5,000,000 $ 5,000,000 -------------------------------------------------------------------------------- Federal National Mortgage Assn.: 1.375%, 2/18/05 5,000,000 5,000,000 1.55%, 5/4/05 5,000,000 5,000,000 1.60%, 5/13/05 5,000,000 5,000,000 ------------ Total U.S. Government Agencies (Cost $20,000,000) 20,000,000 -------------------------------------------------------------------------------- TOTAL INVESTMENTS, AT VALUE (COST $768,635,479) 99.7% 768,635,479 -------------------------------------------------------------------------------- OTHER ASSETS NET OF LIABILITIES 0.3 2,211,514 ------------------------------- NET ASSETS 100.0% $770,846,993 =============================== FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security. 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $201,899,865, or 26.19% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees. 3. Illiquid security. See Note 4 of Notes to Financial Statements. 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $60,496,423 or 7.85% of the Fund's net assets as of July 31, 2004. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 13 | OPPENHEIMER CASH RESERVES STATEMENT OF ASSETS AND LIABILITIES July 31, 2004 --------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------

Investments, at value (cost $768,635,479)--see accompanying statement of investments      $768,635,479
------------------------------------------------------------------------------------------------------
Cash                                                                                         2,250,865
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                           5,088,485
Interest                                                                                       501,411
Other                                                                                           84,572
                                                                                          ------------
Total assets                                                                               776,560,812

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                       5,190,869
Transfer and shareholder servicing agent fees                                                  210,224
Shareholder communications                                                                     119,653
Dividends                                                                                       78,092
Distribution and service plan fees                                                              76,960
Trustees' compensation                                                                           3,935
Other                                                                                           34,086
                                                                                          ------------
Total liabilities                                                                            5,713,819

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $770,846,993
                                                                                          ============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $    770,801
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 770,073,020
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                     3,172
                                                                                          ------------
NET ASSETS                                                                                $770,846,993
                                                                                          ============
14 | OPPENHEIMER CASH RESERVES

---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $385,393,362 and
385,402,285 shares of beneficial interest outstanding)                                        $1.00
---------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $219,061,447 and 219,019,524 shares
of beneficial interest outstanding)                                                           $1.00
---------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $109,083,081 and 109,070,795 shares
of beneficial interest outstanding)                                                           $1.00
---------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $57,309,103 and 57,308,109 shares
of beneficial interest outstanding)                                                           $1.00
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 15 | OPPENHEIMER CASH RESERVES STATEMENT OF OPERATIONS For the Year Ended July 31, 2004 -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- INVESTMENT INCOME Interest $ 9,290,537 -------------------------------------------------------------------------------- EXPENSES Management fees 3,804,838 --------------------------------------------------------------------------------

Distribution and service plan fees:

Class A 794,910 Class B 1,242,150 Class C 485,848 Class N 279,366 --------------------------------------------------------------------------------

Transfer and shareholder servicing agent fees:

Class A 1,893,652 Class B 772,890 Class C 353,735 Class N 204,775 -------------------------------------------------------------------------------- Shareholder communications: Class A 170,569 Class B 55,705 Class C 20,478 Class N 5,085 -------------------------------------------------------------------------------- Custodian fees and expenses 9,817 -------------------------------------------------------------------------------- Trustees' compensation 7,733 -------------------------------------------------------------------------------- Other 291,459 ------------- Total expenses 10,393,010 Less reduction to custodian expenses (1,613) Less payments and waivers of expenses (2,198,173) ------------- Net expenses 8,193,224 -------------------------------------------------------------------------------- NET INVESTMENT INCOME 1,097,313 -------------------------------------------------------------------------------- NET REALIZED GAIN ON INVESTMENTS 3,172 -------------------------------------------------------------------------------- NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,100,485 ============= SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 16 | OPPENHEIMER CASH RESERVES STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                2004                  2003
----------------------------------------------------------------------------------------------

OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                     $   1,097,313       $     3,924,750
----------------------------------------------------------------------------------------------
Net realized gain                                                 3,172                73,568
                                                          -----------------------------------
Net increase in net assets resulting from operations          1,100,485             3,998,318

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                        (685,870)           (2,404,957)
Class B                                                        (257,841)           (1,044,894)
Class C                                                         (98,460)             (272,812)
Class N                                                         (55,142)             (202,087)
----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              --               (32,551)
Class B                                                              --               (28,468)
Class C                                                              --                (8,440)
Class N                                                              --                (3,523)

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                     (80,451,332)           25,949,775
Class B                                                     (97,689,917)         (101,017,788)
Class C                                                       2,433,081           (16,470,114)
Class N                                                       4,958,877             9,589,171

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total decrease                                             (170,746,119)          (81,948,370)
----------------------------------------------------------------------------------------------
Beginning of period                                         941,593,112         1,023,541,482
                                                          ------------------------------------
End of period                                             $ 770,846,993       $   941,593,112
                                                          ====================================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 17 | OPPENHEIMER CASH RESERVES FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

CLASS A      YEAR ENDED JULY 31,                          2004            2003             2002             2001             2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                 $    1.00       $    1.00        $    1.00        $    1.00        $    1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1           .01              .01              .05              .05
Net realized gain                                           -- 1            --1              -- 1             --               --
                                                     ------------------------------------------------------------------------------
Total from investment operations                            -- 1           .01              .01              .05              .05
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1          (.01)            (.01)            (.05)            (.05)
Distributions from net realized gain                        --              -- 1             -- 1             --               --
                                                     ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             -- 1          (.01)            (.01)            (.05)            (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    1.00       $    1.00        $    1.00        $    1.00        $    1.00
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.17%           0.54%            1.31%            4.84%            5.10%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 385,393       $ 465,843        $ 439,893        $ 395,898        $ 317,198
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 405,288       $ 451,634        $ 405,285        $ 351,490        $ 312,440
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                     0.17%           0.53%            1.30%            4.67%            5.00%
Total expenses                                            1.22%           1.16%            1.17%            1.15%            1.06%
Expenses after payments and waivers
and reduction to custodian expenses                       0.99%           1.00%            1.16%             N/A 4            N/A 4
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 18 | OPPENHEIMER CASH RESERVES

CLASS B         YEAR ENDED JULY 31,                       2004            2003            2002             2001             2000
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00       $    1.00       $    1.00        $    1.00        $    1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1            -- 1           .01              .04              .04
Net realized gain                                           -- 1            -- 1            -- 1             --               --
                                                     -----------------------------------------------------------------------------
Total from investment operations                            -- 1            -- 1           .01              .04              .04
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1            -- 1          (.01)            (.04)            (.04)
Distributions from net realized gain                        --              -- 1            -- 1             --               --
                                                     -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             -- 1            -- 1          (.01)            (.04)            (.04)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $    1.00       $    1.00       $    1.00        $    1.00        $    1.00
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.11%           0.27%           0.76%            4.25%            4.52%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 219,061       $ 316,750       $ 417,768        $ 239,201        $ 172,345
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 247,836       $ 385,078       $ 288,676        $ 208,775        $ 225,824
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     0.10%           0.27%           0.75%            4.07%            4.40%
Total expenses                                            1.34%           1.37%           1.71%            1.70%            1.61%
Expenses after payments and waivers
and reduction to custodian expenses                       1.04%           1.27%           1.70%             N/A 4            N/A 4
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 19 | OPPENHEIMER CASH RESERVES FINANCIAL HIGHLIGHTS Continued --------------------------------------------------------------------------------

CLASS C         YEAR ENDED JULY 31,                       2004            2003            2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00       $    1.00       $    1.00        $    1.00       $    1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1            -- 1           .01              .04             .04
Net realized gain                                           -- 1            -- 1            -- 1             --              --
                                                     ----------------------------------------------------------------------------
Total from investment operations                            -- 1            -- 1           .01              .04             .04
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1            -- 1          (.01)            (.04)           (.04)
Distributions from net realized gain                        --              -- 1            -- 1             --              --
                                                     ----------------------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                             -- 1            -- 1          (.01)            (.04)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    1.00       $    1.00       $    1.00        $    1.00       $    1.00
                                                     ============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.10%           0.25%           0.76%            4.26%           4.52%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 109,083       $ 106,650       $ 123,120        $  85,076       $  49,382
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  97,058       $ 113,569       $  85,893        $  68,741       $  59,556
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     0.10%           0.24%           0.80%            4.07%           4.44%
Total expenses                                            1.39%           1.41%           1.71%            1.70%           1.61%
Expenses after payments and waivers
and reduction to custodian expenses                       1.05%           1.28%           1.70%             N/A 4           N/A 4
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 20 | OPPENHEIMER CASH RESERVES

CLASS N         YEAR ENDED JULY 31,                             2004             2003             2002              2001 1
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     1.00       $     1.00       $     1.00        $     1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                             -- 2             -- 2            .01               .01
Net realized gain                                                 -- 2             -- 2             -- 2              --
                                                          ----------------------------------------------------------------
Total from investment operations                                  -- 2             -- 2            .01               .01
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              -- 2             -- 2           (.01)             (.01)
Distributions from net realized gain                              --               -- 2             -- 2              --
                                                          ----------------------------------------------------------------
Total dividends and/or distributions to shareholders              -- 2             -- 2           (.01)             (.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     1.00       $     1.00       $     1.00        $     1.00
                                                          ================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                  0.10%            0.43%            1.08%             1.49%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   57,309       $   52,350       $   42,761        $    4,275
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   55,961       $   49,145       $   21,014        $      737
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           0.10%            0.41%            0.68%             3.03%
Total expenses                                                  1.39%            1.24%            1.47%             1.19%
Expenses after payments and waivers
and reduction to custodian expenses                             1.06%            1.11%            1.46%              N/A 5
1. For the period from March 1, 2001 (inception of offering) to July 31, 2001. 2. Less than $0.005 per share. 3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 4. Annualized for periods of less than one full year. 5. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 21 | OPPENHEIMER CASH RESERVES NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

        The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

        The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------- SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

22 | OPPENHEIMER CASH RESERVES

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED INVESTMENT INCOME LONG-TERM GAIN LOSS CARRYFORWARD 1,2 ------------------------------------------------------------------- $84,664 $-- $-- 1. During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward. 2. During the fiscal year ended July 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

YEAR ENDED YEAR ENDED JULY 31, 2004 JULY 31, 2003 ------------------------------------------------------------------- Distributions paid from: Ordinary income $ 1,097,313 $ 3,924,750 Long-term capital gain -- 72,982 --------------------------------- Total $ 1,097,313 $ 3,997,732 ================================= --------------------------------------------------------------------------------

TRUSTEES’ COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------- EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund. 23 | OPPENHEIMER CASH RESERVES NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Continued SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. -------------------------------------------------------------------------------- 2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      YEAR ENDED JULY 31, 2004               YEAR ENDED JULY 31, 2003
                                    SHARES              AMOUNT             SHARES              AMOUNT
------------------------------------------------------------------------------------------------------

CLASS A
Sold                           488,619,859       $ 488,619,859        645,438,961       $ 645,438,961
Dividends and/or
distributions reinvested           638,759             638,759          2,267,138           2,267,138
Redeemed                      (569,709,950)       (569,709,950)      (621,756,324)       (621,756,324)
                             -------------------------------------------------------------------------
Net increase (decrease)        (80,451,332)      $ (80,451,332)        25,949,775       $  25,949,775
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                           244,796,543       $ 244,796,543        387,633,392       $ 387,633,392
Dividends and/or
distributions reinvested           223,924             223,924            989,218             989,218
Redeemed                      (342,710,384)       (342,710,384)      (489,640,398)       (489,640,398)
                             -------------------------------------------------------------------------
Net decrease                   (97,689,917)      $ (97,689,917)      (101,017,788)      $(101,017,788)
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                           201,146,784       $ 201,146,784        236,359,515       $ 236,359,515
Dividends and/or
distributions reinvested            86,278              86,278            256,705             256,705
Redeemed                      (198,799,981)       (198,799,981)      (253,086,334)       (253,086,334)
                             -------------------------------------------------------------------------
Net increase (decrease)          2,433,081       $   2,433,081        (16,470,114)      $ (16,470,114)
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS N
Sold                            97,262,364       $  97,262,364        156,184,467       $ 156,184,467
Dividends and/or
distributions reinvested            53,182              53,182            204,581             204,581
Redeemed                       (92,356,669)        (92,356,669)      (146,799,877)       (146,799,877)
                             -------------------------------------------------------------------------
Net increase                     4,958,877       $   4,958,877          9,589,171       $   9,589,171
                             =========================================================================
24 | OPPENHEIMER CASH RESERVES -------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion.

-------------------------------------------------------------------------------- ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns. --------------------------------------------------------------------------------

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $2,682,208 to OFS for services to the Fund.

-------------------------------------------------------------------------------- DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. --------------------------------------------------------------------------------

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. Effective January 1, 2003, the Fund decreased the asset-based sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated

25 | OPPENHEIMER CASH RESERVES NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

expenses under the plan at July 31, 2004 for Class N shares were $3,587,557. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                           CLASS A             CLASS B             CLASS C             CLASS N
                        CONTINGENT          CONTINGENT          CONTINGENT          CONTINGENT
                          DEFERRED            DEFERRED            DEFERRED            DEFERRED
                     SALES CHARGES       SALES CHARGES       SALES CHARGES       SALES CHARGES
                       RETAINED BY         RETAINED BY         RETAINED BY         RETAINED BY
YEAR ENDED             DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR
----------------------------------------------------------------------------------------------

July 31, 2004             $192,874            $298,926             $94,152            $336,882
--------------------------------------------------------------------------------

PAYMENTS AND WAIVERS OF EXPENSES. Effective December 6, 2002, the Manager has agreed to limit the Fund’s management fee to 0.40% of the Fund’s average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $574,382 for the year ended July 31, 2004. This expense limitation can be amended or terminated at any time without advance notice.

        Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount (but not less than zero) necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. During the year ended July 31, 2004, OFS waived $654,720, $562,778, $260,880 and $145,413 for Class A, Class B, Class C and Class N shares, respectively. Each of the above-mentioned voluntary undertakings may be further amended or withdrawn at any time.

-------------------------------------------------------------------------------- 4. ILLIQUID SECURITIES

As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $26,600,000, which represents 3.45% of the Fund’s net assets.

26 | OPPENHEIMER CASH RESERVES 5. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, &OppenheimerFunds&), as well as 51 of the Oppenheimer funds (collectively, the &Funds&) excluding this Fund, and nine directors/trustees of certain of the Funds (collectively, the & Directors/Trustees&). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

                                  Appendix A

                      Description of Securities Ratings

Below is a description  of the two highest  rating  categories  for Short Term
Debt and  Long  Term  Debt by the  "Nationally-Recognized  Statistical  Rating
Organizations" which the Manager evaluates in purchasing  securities on behalf of the Fund. The ratings  descriptions  are based on  information  supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following rating  designations for commercial paper (defined by Moody's as promissory  obligations  not  having  original  maturity  in  excess  of  nine months),  are judged by Moody's  to be  investment  grade,  and  indicate  the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced
by  the   following   characteristics:   (a)  leading   market   positions  in
well-established  industries;  (b) high rates of return on funds employed; (c)
conservative  capitalization  structure  with  moderate  reliance  on debt and ample  asset  protection;  (d) broad  margins  in  earning  coverage  of fixed financial charges and high internal cash generation;  and (e) well-established access to a range of  financial  markets  and  assured  sources  of  alternate liquidity.

Prime-2:  Strong  capacity for  repayment.  This will normally be evidenced by many of the  characteristics  cited  above  but to a lesser  degree.  Earnings trends and coverage  ratios,  while sound,  will be more subject to variation.
Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Moody's  ratings  for state and  municipal  short-term  obligations  are designated  "Moody's  Investment  Grade" ("MIG").  Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is afforded by  established  cash flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services,  a division of The McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for commercial paper (defined by
Standard  and Poor's as debt having an  original  maturity of no more than 365 days) assess the likelihood of payment:

A-1:  Obligation is rated in the highest category.  The obligor's  capacity to meet its  financial  commitment  on the  obligation  is  strong.  Within  this category,  a plus (+) sign  designation  indicates the  obligor's  capacity to meet its financial obligation is extremely strong.

A-2:  Obligation  is  somewhat  more  susceptible  to the  adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating  categories.  However,  the  obligor's  capacity to meet its  financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:
----------------------------------------------------------------------------

SP-1:  Strong capacity to pay principal and interest.  An issue  determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability  to adverse  financial and economic changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses  the  likelihood  of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,  Standard  and Poor's note rating  symbols are used with the  commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following  short-term  ratings to debt  obligations that are payable on demand or have original  maturities of generally up to three years, including  commercial paper,  certificates of deposit,  medium-term notes, and municipal and investment notes:

F1:  Highest  credit  quality.   Strongest  capacity  for  timely  payment  of
financial  commitments.  May have an added  "+" to  denote  any  exceptionally strong credit feature.

F2:  Good  credit  quality.  A  satisfactory  capacity  for timely  payment of financial  commitments,  but the  margin  of  safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2: Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle,  low), debt protection  ranges from having reasonable  ability for timely  repayment to a level which is considered  only just  adequate.  The  liquidity  and debt  ratios  of  entities  in the  "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These  ratings  are  relevant  for  securities  purchased  by the Fund  with a remaining  maturity of 397 days or less,  or for rating  issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa:  Judged  to be the best  quality.  They  carry  the  smallest  degree  of investment  risk  and are  generally  referred  to as "gilt  edged."  Interest payments are  protected by a large or by an  exceptionally  stable  margin and principal  is secure.  While the  various  protective  elements  are likely to change,  the  changes  that can be  expected  are most  unlikely to impair the fundamentally strong position of such issues.
Aa:  Judged to be of high quality by all  standards.  Together  with the "Aaa"
group,  they comprise what are generally known as high-grade  bonds.  They are rated lower than the best bonds because  margins of  protection  may not be as large as with "Aaa"  securities or fluctuation  of protective  elements may be of greater  amplitude or there may be other  elements  present  which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical  modifiers "1", "2" and "3" in its "Aa" rating classification.  The modifier "1" indicates that the  obligation  ranks in the higher end of its  generic  rating  category;  the  modifier  "2"  indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds  (including  municipal  bonds maturing  beyond three years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated  obligations  only in small degree.  A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit Quality.  "AAA" ratings denote the lowest  expectation of credit  risk.  They  are  assigned  only in the case of  exceptionally  strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings denote a very low  expectation of credit  risk.  They  indicate a very  strong  capacity  for timely  payment of financial  commitments.  This  capacity  is not  significantly  vulnerable  to foreseeable events.

      Because  bonds  rated  in  the  "AAA"  and  "AA"   categories   are  not
significantly  vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+".

                                     B-1

                                  Appendix B

                           Industry Classifications

Aerospace & Defense                 Industrial Conglomerates
Air Freight & Couriers              Insurance
Airlines                            Internet & Catalog Retail
Asset Backed Securities             Internet Software & Services
Auto Components                     IT Services
Automobiles                         Leasing & Factoring
Beverages                           Leisure Equipment & Products
Biotechnology                       Machinery
Broker-Dealer                       Marine
Building Products                   Media
Capital Markets                     Metals & Mining
Chemicals                           Multiline Retail
Commercial Banks                    Multi-Utilities
Commercial Finance                  Municipal
Commercial Services & Supplies      Office Electronics
Communications Equipment            Oil & Gas
Computers & Peripherals             Paper & Forest Products
Construction & Engineering          Personal Products
Construction Materials              Pharmaceuticals
Consulting & Services               Real Estate
Consumer Finance                    Repurchase Agreements
Containers & Packaging              Road & Rail
Distributors                        Semiconductor and Semiconductor Equipment
Diversified Financial Services      Software
Diversified Telecommunication       Special Purpose Financial
Services
Electric Utilities                  Specialty Retail
Electrical Equipment                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments  Thrifts & Mortgage Finance
Energy Equipment & Services         Tobacco
Food & Staples Retailing            Trading Companies & Distributors
Food Products                       Transportation Infrastructure
Foreign Government                  U.S. Government Agencies-Full Faith and Credit
                                    Agencies
Gas Utilities                       U.S. Government Agencies-Government Sponsored
                                    Enterprises
Health Care Equipment & Supplies    U.S. Government Instrumentalities
Health Care Providers & Services    U.S. Government Obligations
Hotels Restaurants & Leisure        Water Utilities
Household Durables                  Wireless Telecommunication Services
Household Products

                                     C-1

[OBJECT OMITTED]
--------
1. In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

                          OPPENHEIMER CASH RESERVES

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 22.  Exhibits
------------------

(a)   (i)   Amended and Restated  Declaration of Trust dated February 2, 2001:
Previously filed with Registrant's  Post-Effective  Amendment No. 20 (9/27/01)
(Reg. No. 33-23223), and incorporated herein by reference.

      (ii)  Amendment No. 1 dated 8/27/02 to Amended and Restated  Declaration of Trust  dated  2/2/01:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 22 (9/23/02) (Reg. No.  33-23223),  and  incorporated  herein by reference.

(b)   By-Laws,  as amended and restated  through October 24, 2000:  Previously filed with  Registrant's  Post-Effective  Amendment No. 20 (9/27/01) (Reg. No.
33-23223), and incorporated herein by reference.

(c)   (i)   Specimen  Class  A  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 21,  11/26/01,  and  incorporated herein by reference.

(ii)  Specimen Class B Share  Certificate:  Previously filed with Registrant's
Post-Effective   Amendment  No.  21,  11/26/01,  and  incorporated  herein  by reference.

(iii) Specimen Class C Share  Certificate:  Previously filed with Registrant's
Post-Effective   Amendment  No.  21,  11/26/01,  and  incorporated  herein  by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 21,  11/26/01,  and  incorporated herein by reference.

(d)   Investment  Advisory Agreement dated October 22, 1990:  Previously filed with  Registrant's  Post Effective  Amendment No. 3 (2/28/91) and refiled with
Registrant's  Post-Effective Amendment No. 10 (4/25/95),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)   (i)   General   Distributor's   Agreement   dated   October  13,   1992:
Previously filed with Registrant's Post Effective  Amendment No. 10 (4/25/95),
and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv)  Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds   Distributor,  Inc.:  Previously  filed with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   Form   of   Deferred    Compensation    Agreement   for    Disinterested
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 40 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/27/98, and incorporated herein by reference.

(g)   (i)   Global Custodial Services Agreement dated July 15, 2003 between
Registrant and Citibank, N.A.: Previously filed with Pre-Effective Amendment
No. 1 to the Registration Statement of Oppenheimer International Large Cap
Core Trust (Reg. No. 33-23223), 8/05/03, and incorporated herein by reference.

      (ii)  Amended and Restated  Foreign Custody Manager  Agreement dated May
31, 2001,  as amended July 15, 2003 between  Registrant  and  Citibank,  N.A.:
Previously  filed  with  Pre-Effective  Amendment  No.  1 to the  Registration
Statement of Oppenheimer  Large Cap Core Trust (Reg. No.  33-23223),  8/05/03,
and incorporated herein by reference.

(h)   Not applicable.

(i)   (i)   Opinion  and  Consent  of  Counsel   dated   November   24,  1999:
Previously   filed  with   Registrant's   Post-Effective   Amendment  No.  17,
(11/24/99), and incorporated herein by reference.

      (ii)  Opinion and Consent of Counsel for Class N shares  dated  November
21, 2000: Previously filed with Registrant's  Post-Effective Amendment No. 19,
(11/22/00), and incorporated herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   (i)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
shares dated April 26, 2004:  Filed herewith..

(ii)  Amended and Restated  Distribution  and Service Plan and  Agreement  for
Class B shares dated  February 24, 1998:  Previously  filed with  Registrant's
Post-Effective Amendment No. 15, (11/26/98),  pursuant to Rule 12b-1 under the
Investment Company Act of 1940 and incorporated herein by reference.

(iii) Amended and Restated  Distribution  and Service Plan and  Agreement  for
Class C shares dated February 23, 2004: Filed herewith.

(iv)  Distribution  and Service  Plan and  Agreement  for Class N shares dated
October 24, 2000: Previously filed with Registrant's  Post-Effective Amendment
No. 19,  (11/22/00),  pursuant to Rule 12b-1 under the Investment  Company Act of 1940 and incorporated herein by reference.

(v)   Prototype  Supplemental  Distribution  Assistance Agreement:  Previously
filed with  Registrant's  Post-Effective  Amendment No. 5, (4/30/92),  refiled with  Registrant's  Post-Effective  Amendment No. 10,  (4/25/95),  pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
09/15/04:  Filed herewith.

(o)   Powers  of  Attorneys   for  John  V.  Murphy,   Brian  Wixted  and  all
Trustees/Directors Officers filed herewith

(p)   Not applicable [the Registrant is a money market fund].

Item 23. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 24. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 22(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 25. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 25(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.  Other Business and  Connections  During the Past
                             Two Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni     Formerly Vice  President  (April 2000) and First
Vice President               Vice  President  (2003-July  2004) of  Citigroup
                             Global Markets Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Timothy L. Abbuhl,           None
Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Agan,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.,  Shareholder Financial Services,  Inc., OFI
                              Private  Investments,  Inc. and Centennial  Asset
                              Management Corporation;  Senior Vice President of
                              Shareholders Services, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Amato,                None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Erik Anderson,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Tracey Apostolopoulos,       Assistant  Vice  President  of  OppenheimerFunds
Assistant Vice President     Distributor, Inc.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Janette Aprilante,            Secretary     (since     December    2001)    of:
Vice President & Secretary    OppenheimerFunds  Distributor,  Inc.,  Centennial
                              Asset   Management    Corporation,    Oppenheimer
                              Partnership  Holdings,   Inc.,  Oppenheimer  Real
                              Asset  Management,  Inc.,  Shareholder  Financial
                              Services,  Inc.,  Shareholder Services,  Inc. and
                              OppenheimerFunds   Legacy   Program.    Secretary
                              (since   June   2003)   of:   HarbourView   Asset
                              Management Corporation,  OFI Private Investments,
                              Inc.  and  OFI  Institutional  Asset  Management,
                              Inc.  Assistant  Secretary  (since December 2001)
                              of OFI Trust Company.

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Hany S. Ayad,                None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Baker,                 None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Michael Banta,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joanne Bardell,              None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                   None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jeff Baumgartner,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Connie Bechtolt,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Lalit K. Behal               Assistant   Secretary   of   HarbourView   Asset
Assistant Vice President     Management Corporation.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kathleen Beichert,           Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Gerald Bellamy,              Assistant  Vice  President of OFI  Institutional
Assistant Vice President     Asset Management, Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Erik S. Berg,                None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,                None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Craig Billings,              None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mark Binning,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert J. Bishop,            Treasurer     (since     October     2003)    of
Vice President               OppenheimerFunds     Distributor,    Inc.    and
                             Centennial Asset Management Corporation.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,            None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Lisa I. Bloomberg,            Formerly   First  Vice  President  and  Associate
Vice  President  &  Associate General  Counsel of UBS  Financial  Services Inc.
Counsel                       (May 1999-May 2004).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Chad Boll,                   None
Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Antulio N. Bomfim,           A  senior  economist  with the  Federal  Reserve
Vice President               Board (June 1992-October 2003).

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John C. Bonnell,              Formerly a Portfolio  Manager at Strong Financial
Vice President                Corporation (May 1999-May 2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michelle Borre Massick,       None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Boydell,                 None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Bromberg,             None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lowell Scott Brooks,         Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joan Brunelle,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Buckmaster,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Paul Burke,                  None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Mark Burns,                  None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jeoffrey Caan,               Formerly  Vice  President  of ABN AMRO NA,  Inc.
Vice President               (June 2002-August 2003).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Catherine Carroll,           None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                  None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Lisa Chaffee,                 None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Chibnik,              None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brett Clark,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
H.C. Digby Clements,         None
Vice  President:   Rochester
Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Peter V. Cocuzza,            None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Susan Cornwell,               Vice  President of  Centennial  Asset  Management
Vice President                Corporation,   Shareholder   Financial  Services,
                              Inc. and OppenheimerFunds  Legacy Program; Senior
                              Vice President of Shareholder Services, Inc.

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott Cottier,               None
Vice  President:   Rochester
Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Lauren Coulston,             None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

George Curry,                 None.
Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Julie C. Cusker,             None
Assistant Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------

John Damian,                 None
Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John M. Davis,                Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President      Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,             None
Executive Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Randall C. Dishmon,           None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rebecca K. Dolan             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Steven D. Dombrower,         Senior   Vice    President    of   OFI   Private
Vice President               Investments,    Inc.;    Vice    President    of

                             OppenheimerFunds Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas Doyle,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Bruce C. Dunbar,             None
Senior Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Dvorak,                 None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Edmiston,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel R. Engstrom,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

James Robert Erven           None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

George R. Evans,             None
Senior  Vice  President  and
Director  of   International
Equities

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward N. Everett,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kathy Faber,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

David Falicia,               Assistant   Secretary   (as  of  July  2004)  of
Assistant Vice President     HarbourView Asset Management Corporation.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott T. Farrar,             Vice President of OFI Private Investments, Inc.
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Thomas Farrell,              None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Emmanuel Ferreira,           Formerly  a  portfolio   manager   with  Lashire
Vice President               Investments (July 1999-December 2002).
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Ronald H. Fielding,          Vice President of OppenheimerFunds  Distributor,
Senior Vice President;       Inc.;  Director of ICI Mutual Insurance Company;
Chairman  of  the  Rochester Governor of St. John's College;  Chairman of the
Division                     Board of  Directors of  International  Museum of

                             Photography at George Eastman House.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian Finley,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John E. Forrest,             Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jordan Hayes Foster,         Vice  President  of  OFI   Institutional   Asset
Vice President               Management, Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

David Foxhoven,              Assistant  Vice  President  of  OppenheimerFunds
Vice President               Legacy Program.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,            None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Dominic Freud,                Formerly,   a   Partner   and   European   Equity
Vice President                Portfolio  manager  at  SLS  Management  (January
                              2002-February 2003).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Dan Gagliardo,               None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                  None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dan P. Gangemi,               None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Seth Gelman,
Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Subrata Ghose,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Charles W. Gilbert,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Alan C. Gilston,             None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,            None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Bejamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                Corporation  and  of  OFI   Institutional   Asset
                              Management, Inc..

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Granger,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,              None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Haley,                 None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Marilyn Hall,                 None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,             None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas B. Hayes,              None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph Higgins,               Vice   President  of  OFI   Institutional   Asset
Vice President                Management, Inc.

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dorothy F. Hirshman,         None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel Hoelscher,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward Hrybenko,             Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott T. Huebl,              Assistant  Vice  President  of  OppenheimerFunds
Vice President               Legacy Program.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Margaret Hui,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

John Huttlin,                Senior   Vice   President   (Director   of   the
Vice President               International  Division) (since January 2004) of
                             OFI  Institutional   Asset   Management,   Inc.;
                             Director  (since June 2003) of  OppenheimerFunds
                             (Asia) Limited

------------------------------------------------------------------------------
------------------------------------------------------------------------------
James G. Hyland,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Steve P. Ilnitzki,           Vice President of OppenheimerFunds  Distributor,
Senior Vice President        Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Kelly Bridget Ireland,       Vice   President   (since   January   2004)   of
Vice President               OppenheimerFunds   Distributor  Inc.   Formerly,
                             Director  of INVESCO  Distributors  Inc.  (April
                             2000-December 2003).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Kathleen T. Ives,            Vice   President  and  Assistant   Secretary  of
Vice    President,    Senior OppenheimerFunds     Distributor,    Inc.    and
Counsel    and     Assistant Shareholder Services,  Inc.; Assistant Secretary
Secretary                    of  Centennial  Asset  Management   Corporation,
                             OppenheimerFunds  Legacy Program and Shareholder
                             Financial Services, Inc.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William Jaume,                Senior  Vice  President  of   HarbourView   Asset
Vice President                Management   Corporation  and  OFI  Institutional
                              Asset  Management,  Inc.;  Director  of OFI Trust
                              Company.

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Frank V. Jennings,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Jennings,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

John Michael Johnson,        None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Charles Kandilis,            None
Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jennifer E. Kane,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lynn O. Keeshan,             Assistant Treasurer of  OppenheimerFunds  Legacy
Senior Vice President        Program
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas W. Keffer,            None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Cristina J. Keller,          Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Keogh,               Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Martin S. Korn,
Senior Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Kourkoulakos,           None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian Kramer,                 None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Kunz,                    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Lamentino,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John W. Land,                 Formerly  Human  Resources   Manager  at  Goldman
Assistant Vice President      Sachs (October 2000-July 2004).

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Tracey Lange,                Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

John Latino,                 None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Kristina Lawrence,           Formerly    Assistant    Vice    President    of
Vice President               OppenheimerFunds,   Inc.  (November   2002-March
                             2004).

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Guy E. Leaf,                  None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gayle Leavitt,                None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christopher M. Leavy,        None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Dina C. Lee,                 Formerly   (until   December   2003)   Assistant
Assistant Vice President &   Secretary of OppenheimerFunds Legacy Program.
Assistant Counsel

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Randy Legg,                  Formerly   an   associate   with   Dechert   LLP
Assistant  Vice  President & (September 1998-January 2004).
Assistant Counsel

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Laura Leitzinger,            Senior Vice President of  Shareholder  Services,
Vice President               Inc.;  Vice President of  Shareholder  Financial
                             Services, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Leverenz,              Formerly,   a   research/technology   analyst  at
Vice President                Goldman Sachs, Taiwan (May 2002-May 2004)

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael S. Levine,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gang Li,                     None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Shanquan Li,                 None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mitchell J. Lindauer,        None
Vice  President  & Assistant
General Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Bill Linden,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Malissa B. Lischin,          Assistant  Vice  President  of  OppenheimerFunds
Assistant Vice President     Distributor, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,               None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel G. Loughran            None
Vice   President:   Rochester
Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Patricia Lovett,             Vice   President   of   Shareholder    Financial
Vice President               Services,  Inc.  and Senior  Vice  President  of
                             Shareholder Services, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dongyan Ma,                   Formerly  an  Assistant   Vice   President   with
Assistant Vice President      Standish   Mellon   Asset   Management   (October
                              2001-October 2003).

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Steve Macchia,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Mark Madden,                 Formerly a Managing  Director,  Global  Emerging
Vice President               Markets  Team at Pioneer  Investments  (November
                             2000-August 2004).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Michael Magee,               Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen Mandzij,             Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President      Marketing     (March     2003-June    2004)    of
                              OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jerry Mandzij,                None
Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Angelo G. Manioudakis        Senior  Vice  President  of  HarbourView   Asset
Senior Vice President        Management  Corporation and of OFI Institutional
                             Asset  Management,   Inc.   Formerly   Executive
                             Director  and  portfolio   manager  for  Miller,
                             Anderson  &  Sherrerd,   a  division  of  Morgan
                             Stanley     Investment     Management    (August
                             1993-April 2002).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
LuAnn Mascia,                Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Susan Mattisinko,            Assistant  Secretary  (as of  January  2004)  of
Vice  President  & Associate HarbourView   Asset   Management    Corporation,
Counsel                      OppenheimerFunds  Legacy  Program,  OFI  Private
                             Investments,  Inc. and OFI  Institutional  Asset
                             Management,   Inc.   Formerly  an  Associate  at
                             Sidley   Austin  Brown  and  Wood  LLP  (1995  -
                             October 2003).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Elizabeth McCormack,         Vice   President  and  Assistant   Secretary  of
Vice President               HarbourView Asset Management Corporation.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joseph McGovern,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Charles L. McKenzie,         Chairman of the Board and  Director of OFI Trust
Senior Vice President        Company;  Chief  Executive  Officer,  President,
                             Senior   Managing   Director   and  Director  of
                             HarbourView  Asset  Management  Corporation  and
                             OFI  Institutional   Asset   Management,   Inc.;
                             President,  Chairman  and  Director  of  Trinity
                             Investment Management Corporation

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Wayne Miao,                  Formerly an Associate  with Sidley  Austin Brown
Assistant Vice President and & Wood LLP (September 1999 - May 2004).
Assistant Counsel

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Andrew J. Mika,              None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Nikolaos D. Monoyios,        None
Senior Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Charles Moon,                Vice President of HarbourView  Asset  Management
Vice President               Corporation  and  of  OFI  Institutional   Asset
                             Management, Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

John Murphy,                 President    and    Director   of    Oppenheimer
Chairman, President, Chief   Acquisition  Corp. and  Oppenheimer  Partnership
Executive Officer & Director Holdings,  Inc.  Director  of  Centennial  Asset
                             Management     Corporation,     OppenheimerFunds
                             Distributor,    Inc.;   Chairman   Director   of
                             Shareholder   Services,   Inc.  and  Shareholder
                             Financial   Services,    Inc.;   President   and
                             Director  f  OppenheimerFunds   Legacy  Program;
                             Director of OFI Institutional  Asset Management,
                             Inc.,     Trinity     Investment      Management
                             Corporation,  Tremont Capital Management,  Inc.,
                             HarbourView  Asset Management  Corporation,  OFI
                             Private   Investments,   Inc.;   President   and
                             Director of Oppenheimer  Real Asset  Management,
                             Inc.;  Executive Vice President of Massachusetts
                             Mutual Life Insurance  Company;  Director of DLB
                             Acquisition   Corporation;   a  member   of  the
                             Investment   Company    Institute's   Board   of
                             Governors.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,             None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kenneth Nadler,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christina Nasta,             Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jesper Nergaard,              None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Nichols,             None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,               None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Matthew O'Donnell,            None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

John O'Hare,                 Formerly  Executive Vice President and Portfolio
Vice President               Manager  (June  2000 - August  2003)  at  Geneva
                             Capital Management, Ltd.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lerae A. Palumbo,             None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
David P. Pellegrino,         None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Allison C. Pells,            None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert H. Pemble,             None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Susan Pergament,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian Petersen,              None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marmeline Petion-Midy,
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Pfeffer,                Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and     Management   Corporation   since  February  2004.
Chief Financial Officer       Formerly,  Director and Chief  Financial  Officer
                              at   Citigroup   Asset    Management    (February
                              2000-February 2004).

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
James F. Phillips,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Scott Phillips,
Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gary Pilc,                    None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Peter E. Pisapia,            Formerly,  Associate Counsel at SunAmerica Asset
Assistant Vice President &   Management Corp. (December 2000-December 2002).
Assistant Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------

David Poiesz,                Formerly a Senior  Portfolio  Manager at Merrill
Senior Vice President,  Head Lynch (October 2002-May 2004).  Founding partner
of Growth Equity Investments of  RiverRock,   a  hedge  fund  product  (April
                             1999-July 2001).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Raghaw Prasad,               None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Preuss,                 None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jane C. Putnam,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael E. Quinn,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Julie S. Radtke,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Norma J. Rapini,             None
Assistant Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Brian N. Reid,               None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Marc Reinganum,              Formerly  (until  August 2002)  Vaughn  Rauscher
Vice President               Chair in  Financial  Investments  and  Director,
                             Finance   Institute   of   Southern    Methodist
                             University, Texas.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jill Reiter,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kristina Richardson,         None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Claire Ring,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David Robertson,             Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,         None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Stacey Roode,                None
Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jeffrey S. Rosen,            None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stacy Roth,                   None
Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
James H. Ruff,               President   and  Director  of   OppenheimerFunds
Executive Vice President     Distributor,    Inc.   and   Centennial    Asset
                             Management    Corporation;     Executive    Vice
                             President of OFI Private Investments, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Andrew Ruotolo,              Vice  Chairman,   Treasurer,   Chief   Financial
Executive Vice President     Officer and  Management  Director of Oppenheimer
and Director                 Acquisition  Corp.;  President  and  Director of

                             Shareholder   Services,   Inc.  and  Shareholder
                             Financial  Services,  Inc.;  Director of Trinity
                             Investment  Management  Corporation and Director
                             of OFI Trust Company.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Kim Russomanno,              None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Ryan,                 Formerly   a   research   analyst  in  the  large
Vice President                equities group at Credit Suisse Asset  Management
                              (August 2001-June 2004)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rohit Sah,                    None
Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Valerie Sanders,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Karen Sandler,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Rudi Schadt,                 None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,          None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maria Schulte,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott A. Schwegel,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Allan P. Sedmak              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jennifer L. Sexton,          Senior   Vice    President    of   OFI   Private
Vice President               Investments, Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Martha A. Shapiro,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Navin Sharma,                None
Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bonnie Sherman,               None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
David C. Sitgreaves,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Edward James Sivigny         None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Enrique H. Smith,            None
Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Louis Sortino,               None
Assistant Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Keith J. Spencer,            None
Senior Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Marco Antonio Spinar,        None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard A. Stein,            None
Vice  President:   Rochester
Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Arthur P. Steinmetz,         Senior  Vice  President  of  HarbourView   Asset
Senior Vice President        Management Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jennifer Stevens,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gregory J. Stitt,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John P. Stoma,               Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Stricker,             Vice President of Shareholder Services, Inc.
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Deborah A. Sullivan,          Secretary of OFI Trust Company.
Assistant  Vice  President  &
Assistant Counsel

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mary Sullivan,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Sussman,             Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Susan B. Switzer,            None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian C. Szilagyi,            Manager of Compliance at Berger  Financial  Group
Assistant Vice President      LLC (May 2001-March 2003);  Director of Financial
                              Reporting   and    Compliance   at   First   Data
                              Corporation (April 2003-June 2004).

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Martin Telles,               Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Paul Temple,                 None
Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jeaneen Terrio,               None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Vincent Toner,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Eamon Tubridy,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Keith Tucker,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Cameron Ullyat,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Angela Uttaro,               None
Assistant Vice President:
Rochester Division

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Mark S. Vandehey,            Vice President of OppenheimerFunds  Distributor,
Senior  Vice  President  and Inc.,  Centennial Asset  Management  Corporation
Chief Compliance Officer     and Shareholder  Services,  Inc. Formerly (until
                             March 2004) Vice President of  OppenheimerFunds,
                             Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maureen Van Norstrand,       None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Rene Vecka,                  Formerly   Vice    President   of    Shareholder
Assistant Vice President,    Services, Inc. (September 2000-July 2003).
Rochester Division

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Vincent Vermette,             Vice President of  OppenheimerFunds  Distributor,
Assistant Vice President      Inc.

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Phillip F. Vottiero,         None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Walsh,                   None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patricia Walters,             None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Teresa M. Ward,              Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jerry A. Webman,             Senior  Vice  President  of  HarbourView   Asset
Senior Vice President        Management Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Christopher D. Weiler,       None
Vice  President:   Rochester
Division

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adam Weiner,
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Barry D. Weiss,              Vice President of HarbourView  Asset  Management
Vice President               Corporation
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Melissa Lynn Weiss,          None
Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christine Wells,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joseph J. Welsh,             Vice President of HarbourView  Asset  Management
Vice President               Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Diederick Wermolder,         Director of OppenheimerFunds  International Ltd.
Senior Vice President        and OppenheimerFunds  plc; Senior Vice President

                             (Managing    Director   of   the   International

                             Division)    of    OFI    Institutional    Asset
                             Management,  Inc.;  Director of OppenheimerFunds
                             (Asia) Limited.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Catherine M. White,          Assistant  Vice  President  of  OppenheimerFunds
Assistant Vice President     Distributor,   Inc.;   member  of  the  American

                             Society of Pension Actuaries (ASPA) since 1995.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Annabel Whiting,             None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William L. Wilby,             None
Senior Vice President and
Senior Investment Officer,
Director of Equities

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Donna M. Winn,               President,  Chief Executive Officer and Director
Senior Vice President        of OFI Private  Investments,  Inc.; Director and
                             President of  OppenheimerFunds  Legacy  Program;
                             Senior  Vice   President   of   OppenheimerFunds
                             Distributor, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,              Senior   Vice   President   of   OppenheimerFunds
Senior Vice President         Distributor, Inc.
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian W. Wixted,              Treasurer   of   HarbourView   Asset   Management
Senior Vice President and     Corporation;    OppenheimerFunds    International
Treasurer                     Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,

                              Oppenheimer   Real   Asset   Management,    Inc.,
                              Shareholder    Services,     Inc.,    Shareholder
                              Financial    Services,    Inc.,    OFI    Private
                              Investments,   Inc.,  OFI   Institutional   Asset
                              Management,   Inc.,   OppenheimerFunds   plc  and
                              OppenheimerFunds  Legacy  Program;  Treasurer and
                              Chief  Financial  Officer  of OFI Trust  Company;
                              Assistant  Treasurer of  Oppenheimer  Acquisition
                              Corp.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Carol Wolf,                  Senior  Vice  President  of  HarbourView   Asset
Senior Vice President        Management  Corporation;  serves on the Board of
                             the Colorado Ballet.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Kurt Wolfgruber,             Director of Tremont  Capital  Management,  Inc.,
Executive  Vice   President, HarbourView  Asset  Management  Corporation  and
Chief   Investment   Officer OFI Institutional Asset Management,  Inc. (since
and Director                 June 2003)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Caleb C. Wong,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward C. Yoensky,           None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,                 None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert G. Zack                General Counsel and Director of  OppenheimerFunds
Executive Vice President and  Distributor,  Inc.; General Counsel of Centennial
General Counsel               Asset   Management   Corporation;   Senior   Vice
                              President  and  General  Counsel  of  HarbourView
                              Asset    Management     Corporation    and    OFI
                              Institutional  Asset  Management,   Inc.;  Senior
                              Vice  President,  General Counsel and Director of
                              Shareholder     Financial     Services,     Inc.,
                              Shareholder    Services,    Inc.,   OFI   Private
                              Investments,  Inc.  and OFI Trust  Company;  Vice
                              President    and    Director    of    Oppenheimer
                              Partnership   Holdings,    Inc.;   Director   and
                              Assistant  Secretary  of  OppenheimerFunds   plc;
                              Secretary  and  General  Counsel  of  Oppenheimer
                              Acquisition   Corp.;   Director   and   Assistant
                              Secretary   of   OppenheimerFunds   International
                              Ltd.;   Director   of   Oppenheimer   Real  Asset
                              Management,   Inc.  and  OppenheimerFunds  (Asia)
                              Limited);   Vice  President  of  OppenheimerFunds
                              Legacy Program.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Neal A. Zamore,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mark D. Zavanelli,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Alex Zhou,                   None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Arthur J. Zimmer,            Senior  Vice  President  (since  April  1999) of
Senior Vice President        HarbourView Asset Management Corporation.
------------------------------------------------------------------------------

Item 26. Principal Underwriter
------------------------------

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 25(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual  Institutional
Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

--------------------------------------------------------------------------------
Name & Principal               Position & Office         Position and Office
Business Address               with Underwriter          with Registrant
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan(1)                 Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante(1)           Secretary                 None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James Barker                   Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert(1)           Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert J. Bishop(1)            Treasurer                 None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Douglas S. Blankenship         Vice President            None
17011 Wood Bark Road
Springs, TX 77379

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Blinzler(1)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David A Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michelle Brennan(2)            Assistant Vice President  None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
L. Scott Brooks(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin E. Brosmith              Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jeffrey W. Bryan               Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Campbell(1)            Assistant Vice President  None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew Chonofsky               Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Melissa Clayton(2)             Assistant Vice President  None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert A. Coli                 Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey D. Damia(2)            Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Davis(2)                  Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephen J. Demetrovits(2)      Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristi Diehl(1)                Assistant Vice President  None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph A. DiMauro              Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven Dombrower(2)            Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

George P. Dougherty            Vice President            None
328 Regency Drive
North Wales, PA 19454

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Cliff H. Dunteman              Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Eiler(2)                  Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kent M. Elwell                 Vice President            None
35 Crown Terrace
Yardley, PA 19067
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gregg A. Everett               Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

George R. Fahey                Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric C. Fallon                 Vice President            None
10 Worth Circle
Newton, MA 02458
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph Fernandez               Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark J. Ferro(2)               Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding(3)          Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eric Fishel                    Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick W. Flynn (1)           Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest(2)             Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John ("J) Fortuna(2)           Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucio Giliberti                Vice President            None
6 Cyndi Court
Flemington, NJ 08822
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Raquel Granahan(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ralph Grant                    Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael D. Guman               Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin J. Healy(2)              Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Clifford W. Heidinger          Vice President            None
111 Ipswich Road
Boxford, MA 01921

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Phillipe D. Hemery             Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Hennessey                Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Elyse R. Jurman Herman         Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wendy G. Hetson                Vice President            None
4 Craig Street
Jericho, NY 11753
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William E. Hortz(2)            Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Andrew Humble                  Vice President            None
419 Phillips Avenue
Glen Ellyn, IL 60137

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian F. Husch(2)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stephen Ilnitzki(2)            Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen T. Ives(1)            Vice President &          Assistant Secretary
                               Assistant Secretary

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nivan Jaleeli                  Vice President            None
13622 E. Geronimo Road
Scottsdale, AZ 85259

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eric K. Johnson(1)             Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Johnson                Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christina J. Keller(2)         Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian G. Kelly                 Vice President            None
76 Daybreak Road
Southport, CT 06490

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh(2)               Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen(1)                Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Klein                  Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Knott(1)               Senior Vice President     None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dean Kopperud(2)               Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brent A. Krantz                Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David T. Kuzia                 Vice President            None
19102 Miranda Circle
Omaha, NE 68130

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange(2)                Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul R. LeMire(2)              Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Eric J. Liberman(2)            Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa Lischin(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James V. Loehle                Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Loncar(1)               Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Montana Low                    Vice President            None
1636 N. Wells Street, Apt.
3411
Chicago, IL 60614

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Craig Lyman                    Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John J. Lynch                  Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Malik                  Vice President            None
126 Bernard Street
San Francisco, CA 94109

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven C. Manns                Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Todd A. Marion                 Vice President            None
24 Midland Avenue

Cold Spring Harbor, NY 11724
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LuAnn Mascia(2)                Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sandie Massaro(2)              Assistant Vice President  None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Theresa-Marie Maynier          Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Anthony P. Mazzariello         Vice President            None
8 Fairway Road
Sewickley, PA 15143

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John C. McDonough              Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kent C. McGowan                Vice President            None
9510 190th Place SE
Edmonds, WA 98020

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Craig Meister                  Vice President            None
1880 Hemlock Circle
Abinston, PA 19001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Melehan                 Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark Mezzanotte                Vice President            None
16 Cullen Way
Exeter, NH 03833

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Clint Modler(1)                Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Moser(1)                Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David W. Mountford             Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John V. Murphy(2)              Director                  President & Trustee

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wendy Jean Murray              Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christina Nasta(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin P. Neznek(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Bradford Norford               Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Alan Panzer                    Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Perkes                Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles K. Pettit              Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Puleo-Carter(2)         Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Minnie Ra                      Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dustin Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael A. Raso                Vice President            None
3 Vine Place
Larchmont, NY 10538

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Rath                   Vice President            None
46 Mt. Vernon Avenue
Alexandria, VA 22301

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Douglas Rentschler             Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ruxandra Risko(2)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David R. Robertson(2)          Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ian Roche                      Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kenneth A. Rosenson            Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James H. Ruff(2)               President & Director      None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Rutig                  Vice President            None
199 North Street
Ridgefield, CT 06877

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William R. Rylander            Vice President            None
85 Evergreen Road
Vernon, CT 06066
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Sabow                   Vice President            None
6617 Southcrest Drive
Edina, MN 55435

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Saunders                  Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill E. Schmitt (Crockett)(2)  Assistant Vice President  None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill Schmitt                   Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Schmitt(2)              Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William Schories(2)            Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Sharp                     Vice President            None
862 McNeill Circle
Woodland, CA 95695
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Debbie A. Simon                Vice President            None
1 W. Superior Street, Apt.
4101
Chicago, IL 60610

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Douglas Bruce Smith            Vice President            None
8927 35th Street W.
University Place, WA 98466

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Spensley                  Vice President            None
12863 Tradd Street, Apt. 1D
Carmel, IN 46032

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven Stablein                Vice President            None
2131 Dunnigan NE
Grand Rapids, MI 49525

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Bryan Stein                    Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Stoma(2)                  Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Wayne Strauss(3)               Assistant Vice President  None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian C. Summe                 Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George T. Sweeney              Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Taylor(2)                Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles(2)               Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David G. Thomas                Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Barrie L. Tiedemann            Vice President            None
2592 S. Belvoir Blvd.
University Heights, OH 44118

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Bryan K.Toma                   Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark Vandehey(1)               Vice President            Vice President and
                                                         Chief Compliance
                                                         Officer

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Vincent Vermette(2)            Assistant Vice President  None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kenneth Lediard Ward           Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Teresa Ward(1)                 Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael J. Weigner             Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donn Weise                     Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Chris Werner(1)                Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine White(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Wilson(2)               Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna Winn(2)                  Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower(2)             Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cary Patrick Wozniak           Vice President            None
18808 Bravata Court
San Diego, CA 92128
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Charles Young             Vice President            None
3914 Southwestern
Houston, TX 77005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill Zachman(2)                Vice President            None

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack(2)              General Counsel &         Secretary
                               Director
--------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial  Center,  225 Liberty  Street-11th  Floor, New York, NY
10281-1008

(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 27. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112.

Item 28. Management Services
----------------------------

Not applicable

Item 29. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the County of Arapahoe and State of Colorado on
the 27th day of September, 2004.

                                    OPPENHEIMER CASH RESERVES

                                    By: /s/ John V. Murphy*

                                    ----------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

/s/ William L. Armstrong*    Vice Chairman of the     September 27, 2004
---------------------------  Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal     September 27, 2004
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal     September 27, 2004
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                  September 27, 2004

---------------------
Robert G. Avis

/s/ George Bowen*            Trustee                  September 27, 2004

----------------------
George Bowen

/s/ Edward Cameron*          Trustee                  September 27, 2004

------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                  September 27, 2004

--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                  September 27, 2004

---------------------
Sam Freedman

/s/ Beverly L. Hamilton*

-------------------------    Trustee                  September 27, 2004
Beverly L. Hamilton

/s/ Robert J. Malone*

-----------------------      Trustee                  September 27, 2004
Robert J. Malone

/s/ F. William Marshall, Jr.*                                    Trustee
September 27, 2004

----------------------------
F. William Marshall, Jr.

*By:  /s/ Mitch Lindauer

        -----------------------------------------

        Mitch Lindauer, Attorney-in-Fact

                          OPPENHEIMER CASH RESERVES

                     Registration Statement No. 33-23223

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

22(j)             Independent Auditors' Consent

22(m)(i)          Amended and Restated  Service Plan and Agreement for Class A
shares

22(m)(iii)        Amended  and  Restated  Distribution  and  Service  Plan and
                  Agreement for Class C shares

22(n)             Multiple Class Plan under Rule 18f-3

22(o)             Power of Attorneys for:
                        William L. Armstrong
                        John V. Murphy
                        Brian W. Wixted
                        Robert G. Avis
                        George Bowen
                        Edward L. Cameron
                        Jon S. Fossel
                        Sam Freedman
                        Beverly L. Hamilton
                        Robert J. Malone
                        F. William Marshall, Jr.